Vanguard® Developed Markets Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.9%)
Australia (6.2%)
	Commonwealth Bank of Australia	15,470,786	1,708,493
	BHP Group Ltd.	45,391,417	1,268,018
	National Australia Bank Ltd.	28,298,218	825,509
	Westpac Banking Corp.	31,646,679	815,372
	Wesfarmers Ltd.	10,430,495	634,522
	ANZ Group Holdings Ltd.	27,525,786	604,426
	CSL Ltd.	4,476,861	588,914
	Macquarie Group Ltd.	3,168,301	459,879
	Goodman Group	18,340,068	397,448
	Rio Tinto Ltd.	3,418,088	275,713
	Woodside Energy Group Ltd.	17,524,406	264,635
	Transurban Group	28,626,885	261,187
	Aristocrat Leisure Ltd.	5,133,595	237,652
	Brambles Ltd.	12,646,140	207,493
	Northern Star Resources Ltd.	13,240,719	206,758
	Woolworths Group Ltd.	11,269,082	198,877
	QBE Insurance Group Ltd.	13,991,145	190,395
	Coles Group Ltd.	12,359,929	190,254
	Fortescue Ltd.	14,675,770	181,751
*	Xero Ltd.	1,426,597	148,858
	Suncorp Group Ltd.	10,016,427	134,297
	Santos Ltd.	29,978,978	133,132
	Origin Energy Ltd.	15,844,201	130,754
	Evolution Mining Ltd.	18,335,588	130,706
	Scentre Group	48,252,922	130,156
	Telstra Group Ltd.	36,915,150	117,690
	Computershare Ltd. (XASX)	4,869,515	116,994
	Insurance Australia Group Ltd.	20,917,392	113,346
	Cochlear Ltd.	603,517	111,220
	WiseTech Global Ltd.	1,724,629	103,104
	Pro Medicus Ltd.	491,794	100,127
*	Lynas Rare Earths Ltd.	8,843,994	98,258
*	James Hardie Industries plc GDR	5,218,689	96,856
	Stockland	21,664,717	87,617
	Medibank Pvt Ltd.	25,460,664	81,112
	CAR Group Ltd.	3,316,298	80,655
	Lottery Corp. Ltd.	20,363,293	79,074
	Sigma Healthcare Ltd.	39,796,010	78,152
	JB Hi-Fi Ltd.	1,002,737	76,958
	South32 Ltd.	41,595,514	75,401
[1]	Washington H Soul Pattinson & Co. Ltd.	2,795,501	71,176
	ASX Ltd.	1,793,075	69,494
	Technology One Ltd.	2,726,363	69,409
	APA Group	11,447,939	67,207
	REA Group Ltd.	439,324	67,181
*	NEXTDC Ltd.	5,899,918	66,189
	Charter Hall Group	4,345,409	65,313
	GPT Group	17,760,188	63,058
	Orica Ltd.	4,423,492	61,777
	Sonic Healthcare Ltd.	4,321,862	61,214
	ALS Ltd.	4,617,685	60,826
	SEEK Ltd.	3,163,030	59,599
	Vicinity Ltd.	35,550,487	59,228
	SGH Ltd.	1,785,180	58,929
	BlueScope Steel Ltd.	3,840,734	57,691
	Mirvac Group	36,257,242	54,447
	Qantas Airways Ltd.	6,882,042	49,728
	HUB24 Ltd.	718,018	47,874
	Dexus	9,807,646	46,565
	Bendigo & Adelaide Bank Ltd.	5,182,472	44,783

		Shares	Market Value ($000)
	Ramelius Resources Ltd.	17,386,298	44,285
*,1	Pilbara Minerals Ltd.	26,152,487	43,665
	Ampol Ltd.	2,198,998	43,464
*	Mineral Resources Ltd.	1,551,194	42,311
	Qube Holdings Ltd.	15,531,133	42,183
	Worley Ltd.	4,480,090	41,620
	Perseus Mining Ltd.	12,565,145	40,425
*	Sandfire Resources Ltd.	4,244,414	40,036
	Cleanaway Waste Management Ltd.	20,775,753	38,040
	Steadfast Group Ltd.	9,633,371	37,753
*	Genesis Minerals Ltd.	9,654,665	37,346
[1]	a2 Milk Co. Ltd.	6,420,378	36,627
	Ramsay Health Care Ltd.	1,706,440	35,803
	Treasury Wine Estates Ltd.	7,370,175	34,463
	Aurizon Holdings Ltd.	16,136,533	34,033
	AGL Energy Ltd.	5,565,686	32,586
	Endeavour Group Ltd.	13,249,402	31,809
	Dyno Nobel Ltd.	15,428,544	31,609
*	Zip Co. Ltd.	10,714,662	31,488
*	Capricorn Metals Ltd.	3,502,925	30,497
	Whitehaven Coal Ltd.	6,959,746	30,378
	Downer EDI Ltd.	6,217,207	30,290
	Atlas Arteria Ltd.	9,301,209	30,205
	Bank of Queensland Ltd.	6,055,704	29,032
	Ansell Ltd.	1,338,882	28,246
	Eagers Automotive Ltd.	1,424,566	27,605
	Regis Resources Ltd.	6,885,202	27,202
	Challenger Ltd.	4,695,881	26,882
*	Vault Minerals Ltd.	61,843,115	26,834
	AMP Ltd.	23,425,503	25,715
	Ventia Services Group Pty Ltd.	7,362,704	24,883
	Metcash Ltd.	9,872,564	24,791
	Westgold Resources Ltd.	8,363,511	24,656
*	Telix Pharmaceuticals Ltd.	2,487,976	24,051
	Lendlease Corp. Ltd.	6,342,250	23,047
	Harvey Norman Holdings Ltd.	4,710,094	22,976
	AUB Group Ltd.	1,061,775	22,975
*,1	DroneShield Ltd.	7,264,952	22,551
	nib holdings Ltd.	4,452,875	21,814
	Chorus Ltd.	3,934,909	21,762
	Netwealth Group Ltd.	1,114,385	21,681
*	IGO Ltd.	6,233,712	21,404
	Reliance Worldwide Corp. Ltd.	7,144,956	19,318
*,2	West African Resources Ltd.	9,601,590	19,314
*,1	Paladin Energy Ltd.	3,449,100	19,052
[1]	Breville Group Ltd.	930,327	18,445
	Charter Hall Long Wale REIT	6,327,253	18,398
	Codan Ltd.	936,256	18,276
	Pinnacle Investment Management Group Ltd.	1,532,367	18,221
[1]	ARB Corp. Ltd.	704,805	17,992
	National Storage REIT	11,217,116	17,428
	Region Group	10,672,266	16,851
	Iluka Resources Ltd.	3,954,329	16,578
[1]	Reece Ltd.	2,206,062	16,473
*	Austal Ltd.	3,158,923	16,145
	Super Retail Group Ltd.	1,432,488	15,411
*	Emerald Resources NL	4,661,727	15,396
	Orora Ltd.	10,926,646	15,030
*	Megaport Ltd.	1,432,297	14,982
	HomeCo Daily Needs REIT	16,203,974	14,530
[1]	Generation Development Group Ltd.	3,104,156	14,304
	Lovisa Holdings Ltd.	570,864	14,120
	Charter Hall Retail REIT	5,174,073	14,104
*	Insignia Financial Ltd.	4,716,544	13,992
	Perenti Ltd.	7,507,388	13,956
	Ingenia Communities Group	3,835,398	13,795
*	Temple & Webster Group Ltd.	899,624	13,668
	Centuria Industrial REIT	5,914,708	13,653
	Tabcorp Holdings Ltd.	19,954,583	13,551
*	Mesoblast Ltd.	8,560,818	13,444

		Shares	Market Value ($000)
*	Neuren Pharmaceuticals Ltd.	1,011,292	13,211
	Sims Ltd.	1,483,707	13,103
	Perpetual Ltd.	1,048,934	12,965
*	PEXA Group Ltd.	1,223,718	12,668
	Monadelphous Group Ltd.	847,862	12,595
*,1	IperionX Ltd.	2,505,529	12,544
[1]	Flight Centre Travel Group Ltd.	1,623,077	12,405
	BWP Property Group Ltd.	4,998,563	12,293
[3]	Viva Energy Group Ltd.	10,144,822	12,174
	TPG Telecom Ltd.	3,656,433	12,143
	NRW Holdings Ltd.	3,955,244	12,106
*	Resolute Mining Ltd.	17,749,019	12,058
[1,2]	Corporate Travel Management Ltd.	1,110,057	11,804
*,1	Liontown Resources Ltd.	17,636,052	11,477
*	Pantoro Gold Ltd.	2,825,040	11,258
	GrainCorp Ltd. Class A	1,888,173	11,246
	Champion Iron Ltd.	3,609,755	11,154
*	SiteMinder Ltd.	2,292,618	10,926
[1]	Nick Scali Ltd.	706,157	10,918
	New Hope Corp. Ltd.	4,195,167	10,878
	Premier Investments Ltd.	848,290	10,788
[1]	Yancoal Australia Ltd.	3,046,958	10,692
*	Deep Yellow Ltd.	8,222,149	10,687
*	Catalyst Metals Ltd.	2,046,831	10,665
	Beach Energy Ltd.	13,822,096	10,447
*	Judo Capital Holdings Ltd.	8,957,204	10,394
	Deterra Royalties Ltd.	3,921,967	10,315
[1]	IDP Education Ltd.	2,343,773	10,187
	Waypoint REIT Ltd.	5,632,093	10,054
	Imdex Ltd.	4,519,580	10,048
*	Bellevue Gold Ltd.	13,189,187	9,938
*	Superloop Ltd.	4,375,225	9,824
	IRESS Ltd.	1,676,035	9,782
	Magellan Financial Group Ltd.	1,507,972	9,571
	EVT Ltd.	1,093,994	9,458
	Arena REIT	3,665,547	9,401
	Nine Entertainment Co. Holdings Ltd.	11,669,550	9,326
	Centuria Capital Group	6,285,465	9,173
	Helia Group Ltd.	2,356,711	8,991
*	Catapult Sports Ltd.	1,943,588	8,847
*,1	Ora Banda Mining Ltd.	10,770,822	8,370
	Elders Ltd.	1,683,613	8,300
	Nickel Industries Ltd.	17,587,282	8,270
	Data#3 Ltd.	1,351,695	8,216
	Bega Cheese Ltd.	2,390,629	8,205
*	WEB Travel Group Ltd.	3,095,724	8,095
	Service Stream Ltd.	5,252,804	8,023
	GQG Partners Inc. GDR	7,027,908	7,790
	Aussie Broadband Ltd.	1,986,985	7,608
*	Tuas Ltd.	1,635,646	7,574
*,1	Silex Systems Ltd.	1,701,682	7,431
[1]	Guzman y Gomez Ltd.	425,753	7,321
	Karoon Energy Ltd.	6,690,528	7,271
	Collins Foods Ltd.	1,010,091	7,235
	Charter Hall Social Infrastructure REIT	3,216,498	7,211
	Amotiv Ltd.	1,124,538	6,614
	Regis Healthcare Ltd.	1,654,349	6,612
*,1	Vulcan Energy Resources Ltd.	1,649,883	6,545
*,1	Southern Cross Gold Consolidated Ltd. GDR	1,221,802	6,498
*	Nanosonics Ltd.	2,322,388	6,491
	DigiCo Infrastructure REIT	3,649,710	6,416
	Hansen Technologies Ltd.	1,606,015	6,238
	SRG Global Ltd.	4,820,942	6,191
	Bapcor Ltd.	2,911,976	6,095
	SmartGroup Corp. Ltd.	1,135,199	5,990
	Credit Corp. Group Ltd.	587,829	5,940
	Dicker Data Ltd.	913,544	5,936
	McMillan Shakespeare Ltd.	518,720	5,763
	Inghams Group Ltd.	3,413,825	5,711
	HMC Capital Ltd.	2,688,778	5,666

		Shares	Market Value ($000)
	Kelsian Group Ltd.	1,737,167	5,636
	Ridley Corp. Ltd.	2,794,283	5,583
	Dexus Industria REIT	2,940,386	5,565
*	Macquarie Technology Group Ltd.	131,211	5,527
	Domino's Pizza Enterprises Ltd.	610,399	5,439
*	Develop Global Ltd.	1,932,297	5,414
*,1	PolyNovo Ltd.	5,696,583	5,364
*	Gentrack Group Ltd.	913,156	5,350
	Integral Diagnostics Ltd.	2,872,055	5,204
*	Predictive Discovery Ltd.	17,970,986	5,176
	Johns Lyng Group Ltd.	1,967,241	5,142
*	Chalice Mining Ltd.	3,063,609	5,051
*,1	Boss Energy Ltd.	3,632,523	4,983
*,1	Clarity Pharmaceuticals Ltd.	2,074,703	4,910
	oOh!media Ltd.	4,811,731	4,738
	IPH Ltd.	1,996,675	4,714
*	Nufarm Ltd.	3,038,928	4,599
	Cromwell Property Group	14,937,648	4,497
	Bravura Solutions Ltd.	2,622,935	4,395
[1]	Supply Network Ltd.	192,437	4,333
	Rural Funds Trust	3,307,530	4,212
	MyState Ltd.	1,460,763	4,160
*	Alpha HPA Ltd.	7,446,591	4,063
	Growthpoint Properties Australia Ltd.	2,374,821	4,039
	Stanmore Resources Ltd.	2,841,350	4,004
[1]	Maas Group Holdings Ltd.	1,349,416	3,944
[1]	PWR Holdings Ltd.	763,436	3,926
	Australian Ethical Investment Ltd.	822,130	3,909
*	Fleetpartners Group Ltd.	2,034,352	3,885
*	Nuix Ltd.	1,977,277	3,842
*,2	Opthea Ltd.	10,480,176	3,745
	EQT Holdings Ltd.	236,257	3,743
	G8 Education Ltd.	6,567,862	3,674
	Infomedia Ltd.	3,270,857	3,636
	Myer Holdings Ltd.	11,133,188	3,531
	Centuria Office REIT	4,372,037	3,476
[1]	Regal Partners Ltd.	1,775,262	3,460
*,1	Weebit Nano Ltd.	1,634,670	3,448
*	St. Barbara Ltd.	9,693,859	3,413
*	Amplitude Energy Ltd. (XASX)	22,150,345	3,366
*	Select Harvests Ltd.	1,257,009	3,351
	Abacus Storage King	3,589,374	3,320
	Jumbo Interactive Ltd.	467,611	3,317
*,1	Lifestyle Communities Ltd.	861,200	3,265
	GWA Group Ltd.	1,934,668	3,249
	Abacus Group	3,892,306	3,180
	Accent Group Ltd.	3,637,331	3,178
*,1	Alkane Resources Ltd.	4,139,729	3,131
*	Tyro Payments Ltd.	4,164,441	3,085
	Redox Ltd.	1,604,675	3,030
[1]	Vulcan Steel Ltd.	650,745	3,021
[1]	Clinuvel Pharmaceuticals Ltd.	385,068	3,008
*,1	Elevra Lithium Ltd.	1,254,119	3,001
	Navigator Global Investments Ltd. (XASX)	2,156,261	2,990
	Healius Ltd.	5,996,840	2,977
*,1	Arafura Rare Earths Ltd.	21,542,695	2,851
	Cedar Woods Properties Ltd.	550,216	2,838
*,1	Fineos Corp. Ltd. GDR	1,498,279	2,784
	Australian Finance Group Ltd.	1,597,696	2,746
	Australian Clinical Labs Ltd.	1,647,510	2,611
*	Omni Bridgeway Ltd.	2,228,385	2,504
*	Emeco Holdings Ltd.	2,672,763	2,255
*	Baby Bunting Group Ltd.	1,085,195	2,226
*,1	BrainChip Holdings Ltd.	16,247,756	2,158
*	Audinate Group Ltd.	658,245	2,101
	Praemium Ltd.	4,126,932	2,080
*	ioneer Ltd.	17,428,213	1,922
*	Aurelia Metals Ltd.	11,550,676	1,912
*	Mayne Pharma Group Ltd.	560,520	1,904
*	EML Payments Ltd.	2,836,137	1,867

		Shares	Market Value ($000)
[1]	HealthCo REIT	3,964,054	1,848
	GDI Property Group Partnership	4,021,153	1,810
*,1	29Metals Ltd.	6,048,450	1,626
	Platinum Asset Management Ltd.	3,609,277	1,596
*,2	Leo Lithium Ltd.	7,547,085	1,534
	Kogan.com Ltd.	670,367	1,503
	Solvar Ltd.	1,401,581	1,481
*,1	Novonix Ltd.	4,802,699	1,449
*,1	Strike Energy Ltd.	20,275,983	1,411
	Humm Group Ltd.	3,207,318	1,393
*	Webjet Group Ltd.	2,380,030	1,367
*,1	Star Entertainment Group Ltd.	21,817,238	1,300
*	Australian Agricultural Co. Ltd.	1,269,730	1,235
*,1	Wildcat Resources Ltd.	8,796,562	1,225
*,1	Core Lithium Ltd.	16,928,791	1,175
*,1	Syrah Resources Ltd.	6,596,764	1,156
*,2	AVZ Minerals Ltd.	17,339,815	1,147
*	OFX Group Ltd.	2,009,346	1,137
*	Coast Entertainment Holdings Ltd.	3,744,126	1,012
*	Carnarvon Energy Ltd.	14,751,459	961
*	Amplitude Energy Ltd.	2,765,239	421
*,2	Firefinch Ltd.	8,031,301	319
*	Mount Gibson Iron Ltd.	281,393	72
*,2	ESG Minerals	467,233	—
			15,634,177
Austria (0.3%)
	Erste Group Bank AG	2,600,635	255,649
[3]	BAWAG Group AG	723,669	95,403
[1]	OMV AG	1,321,906	70,627
[1]	Verbund AG	613,452	44,680
	ANDRITZ AG	600,459	42,364
	Raiffeisen Bank International AG	1,180,747	40,893
	voestalpine AG	1,109,997	39,757
	Wienerberger AG	982,976	31,823
	DO & Co. AG	70,685	18,456
	Vienna Insurance Group AG Wiener Versicherung Gruppe	325,899	17,959
	UNIQA Insurance Group AG	1,031,920	15,344
[1]	Strabag SE	160,232	14,637
[1]	Oesterreichische Post AG	295,384	10,277
[1]	EVN AG	333,114	9,168
[1]	CA Immobilien Anlagen AG	282,025	7,762
	Telekom Austria AG	697,564	7,458
*,1	CPI Europe AG	299,213	6,539
*,1	AT&S Austria Technologie & Systemtechnik AG	234,444	6,200
	Porr AG	155,653	5,218
	Palfinger AG	125,003	5,203
*,1	Lenzing AG	171,793	5,151
[1]	SBO AG	93,127	2,925
[1]	Agrana Beteiligungs AG	107,217	1,556
			755,049
Belgium (0.9%)
	Anheuser-Busch InBev SA NV	8,816,089	526,997
*	Argenx SE	564,597	417,152
	UCB SA	1,107,891	309,251
	KBC Group NV	2,094,596	251,014
	Ageas SA	1,633,431	113,289
	Groupe Bruxelles Lambert NV	727,052	65,180
	Syensqo SA	646,821	52,514
	Ackermans & van Haaren NV	197,302	50,698
	Elia Group SA	407,709	47,103
	Warehouses De Pauw CVA	1,706,084	42,771
	Financiere de Tubize SA	178,703	41,353
[1]	Sofina SA (AQEU)	137,688	40,711
	D'ieteren Group	190,589	35,773
	Lotus Bakeries NV	3,779	35,658
	Aedifica SA	437,364	32,471
	Umicore SA	1,742,336	31,111
	Cofinimmo SA	351,503	30,558
	KBC Ancora	354,893	28,207

		Shares	Market Value ($000)
	Azelis Group NV	1,636,123	22,265
	Solvay SA	669,960	21,333
	Montea NV	190,096	15,344
	Melexis NV	188,136	14,997
	VGP NV	124,042	13,913
	Fagron	571,502	13,339
	Bekaert SA	290,133	13,332
	Xior Student Housing NV	343,575	11,828
	Gimv NV	213,179	11,420
[1]	Shurgard Self Storage Ltd. (XBRU)	288,998	10,971
	Proximus SADP	1,137,371	9,952
	Colruyt Group NV	248,198	9,784
	Deme Group NV	59,270	8,676
	Barco NV	534,828	8,509
*	CMB Tech NV	871,554	8,201
	Retail Estates NV	103,360	7,721
[1]	Tessenderlo Group SA	182,662	5,560
	Kinepolis Group NV	121,727	4,588
*,1	Ontex Group NV	540,672	4,025
	Vastned NV	73,981	2,610
*	bpost SA	931,616	2,543
*	CMB Tech NV (XBRU)	164,579	1,589
			2,374,311
Canada (10.8%)
	Royal Bank of Canada	13,112,290	1,932,595
*	Shopify Inc. Class A	10,998,003	1,633,935
	Toronto-Dominion Bank	15,888,683	1,270,455
	Enbridge Inc.	20,169,178	1,017,517
	Brookfield Corp.	13,053,353	895,642
	Bank of Montreal	6,656,847	867,442
	Agnico Eagle Mines Ltd.	4,614,410	777,192
	Bank of Nova Scotia	11,542,873	746,384
	Canadian Imperial Bank of Commerce	8,687,899	694,245
	Canadian Pacific Kansas City Ltd.	8,636,347	643,211
	Canadian Natural Resources Ltd.	19,158,848	612,610
	TC Energy Corp.	9,603,563	522,168
	Barrick Mining Corp.	15,881,712	521,630
	Constellation Software Inc.	182,800	496,238
	Manulife Financial Corp.	15,783,152	491,742
	Canadian National Railway Co.	5,160,959	486,688
	Suncor Energy Inc.	11,285,042	472,258
	Wheaton Precious Metals Corp.	4,198,474	469,836
	Waste Connections Inc.	2,363,651	415,528
	Franco-Nevada Corp.	1,770,646	394,117
	National Bank of Canada	3,622,457	384,787
	Alimentation Couche-Tard Inc.	7,145,920	381,249
	Fairfax Financial Holdings Ltd.	203,522	356,065
	Cameco Corp.	4,013,345	336,825
	Dollarama Inc.	2,473,969	326,272
	Intact Financial Corp.	1,648,518	320,737
	Sun Life Financial Inc.	5,218,955	313,392
	Kinross Gold Corp.	11,360,818	281,959
	Nutrien Ltd.	4,515,120	265,158
*	Celestica Inc.	1,060,215	260,898
	WSP Global Inc.	1,204,446	236,700
	Fortis Inc. (XTSE)	4,627,210	234,702
	Pembina Pipeline Corp.	5,369,198	217,090
	Power Corp. of Canada	4,992,724	216,039
	Loblaw Cos. Ltd.	5,214,191	201,681
	Brookfield Asset Management Ltd. Class A (XTSE)	3,534,823	201,163
	Thomson Reuters Corp.	1,268,170	196,919
	Cenovus Energy Inc.	11,570,306	196,455
	Teck Resources Ltd. Class B	4,450,858	195,247
	Restaurant Brands International Inc.	2,993,005	192,007
	RB Global Inc.	1,714,606	185,715
	CGI Inc.	1,853,215	165,068
	Pan American Silver Corp.	3,841,627	148,868
	Tourmaline Oil Corp.	3,389,890	146,196
*	First Quantum Minerals Ltd.	6,301,516	142,539

		Shares	Market Value ($000)
	Alamos Gold Inc. Class A	3,859,458	134,528
	Emera Inc.	2,757,159	132,281
	Imperial Oil Ltd.	1,434,125	130,037
	Metro Inc.	1,832,916	123,103
	GFL Environmental Inc.	2,478,244	117,457
	Magna International Inc.	2,466,928	116,885
	Stantec Inc.	1,053,686	113,636
*	Bombardier Inc. Class B	799,204	111,999
	AtkinsRealis Group Inc.	1,534,485	110,745
[3]	Hydro One Ltd.	2,938,397	104,830
	Great-West Lifeco Inc.	2,526,813	102,547
	ARC Resources Ltd.	5,406,599	98,598
	iA Financial Corp. Inc.	863,921	98,224
	TMX Group Ltd.	2,542,950	97,282
	Element Fleet Management Corp.	3,726,624	96,506
	Lundin Mining Corp.	6,338,529	94,552
	George Weston Ltd.	1,453,120	88,636
	Open Text Corp.	2,349,728	87,830
*	CAE Inc.	2,949,056	87,325
	Whitecap Resources Inc.	11,295,955	86,199
	AltaGas Ltd.	2,735,218	84,275
	Toromont Industries Ltd.	751,290	83,416
	Gildan Activewear Inc.	1,343,736	77,629
*	Descartes Systems Group Inc.	790,215	74,405
	TELUS Corp.	4,700,104	74,029
*	Ivanhoe Mines Ltd. Class A	6,907,225	73,256
	FirstService Corp.	376,679	71,769
*	Equinox Gold Corp.	6,165,163	69,063
	OR Royalties Inc.	1,717,322	68,831
	Capital Power Corp.	1,436,351	67,447
	BCE Inc.	2,853,793	66,685
*	IAMGOLD Corp.	4,989,867	64,466
	TFI International Inc.	720,062	63,371
	Colliers International Group Inc.	401,679	62,822
	Lundin Gold Inc.	911,757	59,074
	Keyera Corp.	1,760,228	59,054
	Finning International Inc.	1,244,197	57,798
	B2Gold Corp.	11,659,523	57,640
	Hudbay Minerals Inc.	3,643,381	55,186
	Saputo Inc.	2,269,125	55,110
	Canadian Tire Corp. Ltd. Class A	460,206	54,784
*	Eldorado Gold Corp.	1,887,670	54,513
	South Bow Corp.	1,915,310	54,196
*	Aritzia Inc.	870,596	52,660
	First Majestic Silver Corp.	4,061,176	49,871
	MEG Energy Corp.	2,351,973	47,455
	Onex Corp.	531,461	47,158
	OceanaGold Corp.	2,147,027	45,835
	Definity Financial Corp.	890,616	45,776
*	SSR Mining Inc.	1,865,896	45,558
	Brookfield Infrastructure Corp. Class A	1,097,579	45,080
*	NexGen Energy Ltd.	4,842,544	43,356
*	Capstone Copper Corp.	5,101,553	43,329
	Brookfield Renewable Corp.	1,250,735	43,057
	Canadian Apartment Properties REIT	1,446,852	42,313
	Northland Power Inc.	2,404,537	40,257
	PrairieSky Royalty Ltd.	2,159,723	40,069
	Chartwell Retirement Residences	2,658,140	38,544
	Algonquin Power & Utilities Corp.	7,155,186	38,457
	RioCan REIT	2,758,364	37,559
	Parkland Corp.	1,283,637	35,511
	TransAlta Corp.	2,492,681	34,049
*	Kinaxis Inc.	259,288	33,471
	Boyd Group Services Inc.	198,316	33,447
	West Fraser Timber Co. Ltd.	488,628	33,218
*	Torex Gold Resources Inc.	799,143	33,213
	Granite REIT	556,633	30,929
	Stella-Jones Inc.	516,911	29,495
	Gibson Energy Inc.	1,509,156	28,053
	First Capital REIT	1,948,555	27,681

		Shares	Market Value ($000)
	Choice Properties REIT	2,545,451	26,887
	IGM Financial Inc.	737,090	26,831
*	BlackBerry Ltd.	5,363,095	26,166
*	Shopify Inc. Class A (XTSE)	169,260	25,154
	Premium Brands Holdings Corp.	374,013	25,114
	Atco Ltd. Class I	683,396	24,739
*	Novagold Resources Inc.	2,792,673	24,682
	Dream Industrial REIT	2,621,392	23,413
	SmartCentres REIT	1,190,910	22,891
	Methanex Corp.	544,623	21,653
	Centerra Gold Inc.	1,880,149	20,143
*	ATS Corp.	760,951	19,908
	Topaz Energy Corp.	1,047,282	19,438
	Linamar Corp.	359,160	19,263
	H&R REIT	2,365,396	19,121
	BRP Inc.	308,955	18,786
	Boardwalk REIT	377,384	18,746
	Boralex Inc. Class A	940,694	18,365
	Maple Leaf Foods Inc.	694,275	17,964
*	Bausch Health Cos. Inc.	2,782,481	17,914
*	New Gold Inc.	2,484,276	17,797
	Allied Properties REIT	1,154,370	17,203
*	Air Canada	1,355,638	17,105
	Russel Metals Inc.	511,960	15,333
	North West Co. Inc.	442,503	15,205
	Quebecor Inc. Class B	479,995	15,113
	Baytex Energy Corp.	6,225,604	14,583
*	Galaxy Digital Inc. Class A	404,921	13,695
*	Lightspeed Commerce Inc.	1,160,532	13,401
	DPM Metals Inc.	547,272	12,131
	Parex Resources Inc.	884,097	11,555
	Superior Plus Corp.	2,023,550	11,472
	Keyera Corp. Subscription Receipts	348,521	11,369
*	G Mining Ventures Corp.	571,144	11,347
	Paramount Resources Ltd. Class A	685,929	11,075
	Vermilion Energy Inc.	1,416,571	11,064
	Primaris REIT	971,325	10,699
	Secure Waste Infrastructure Corp.	737,494	10,503
	Transcontinental Inc. Class A	678,967	9,596
*	K92 Mining Inc.	754,189	9,115
*	Fortuna Mining Corp.	997,574	8,931
*	MDA Space Ltd.	353,629	8,807
	Peyto Exploration & Development Corp.	630,855	8,218
*	Denison Mines Corp.	2,873,345	7,908
*	NGEx Minerals Ltd.	416,145	7,760
*	Athabasca Oil Corp.	1,581,953	7,570
*	Wesdome Gold Mines Ltd.	478,174	7,449
*	Orla Mining Ltd.	687,203	7,412
*	Endeavour Silver Corp.	928,820	7,275
	Tamarack Valley Energy Ltd.	1,585,956	6,895
*	Seabridge Gold Inc.	285,168	6,879
	Winpak Ltd.	231,111	6,772
*	Discovery Silver Corp.	1,720,591	6,379
*	ERO Copper Corp.	308,578	6,251
	Triple Flag Precious Metals Corp.	206,191	6,036
*	NuVista Energy Ltd.	520,291	6,012
	Altus Group Ltd.	138,514	5,916
	Pet Valu Holdings Ltd.	227,066	5,872
	EQB Inc.	86,810	5,801
	First National Financial Corp.	167,401	5,768
	Enghouse Systems Ltd.	381,314	5,735
	Sprott Inc.	68,618	5,703
	Freehold Royalties Ltd.	548,803	5,434
[1]	Westshore Terminals Investment Corp.	292,535	5,234
	TerraVest Industries Inc.	51,662	5,171
*	Skeena Resources Ltd.	277,710	5,114
	goeasy Ltd.	39,448	4,914
	Cargojet Inc.	70,739	4,676
	Killam Apartment REIT	360,608	4,656
*	Perpetua Resources Corp.	229,278	4,639

		Shares	Market Value ($000)
*	Canfor Corp.	505,264	4,447
*	Allied Gold Corp.	252,102	4,406
*	Advantage Energy Ltd.	528,064	4,329
	Cogeco Communications Inc.	94,027	4,321
	Labrador Iron Ore Royalty Corp.	211,569	4,269
	Exchange Income Corp.	81,140	4,234
	Brookfield Wealth Solutions Ltd.	60,941	4,178
	InterRent REIT	433,939	4,169
	Richelieu Hardware Ltd.	169,592	4,166
*	Trisura Group Ltd.	148,178	4,085
	Sienna Senior Living Inc.	291,838	3,911
*,1	International Petroleum Corp.	229,831	3,835
	Crombie REIT	341,145	3,694
	Birchcliff Energy Ltd.	867,921	3,573
*	NFI Group Inc.	304,584	3,228
	Strathcona Resources Ltd.	124,640	3,227
	CT REIT	231,078	2,693
	Brookfield Business Corp. Class A	80,007	2,686
*	IAMGOLD Corp. (XTSE)	137,879	1,783
	Leon's Furniture Ltd.	64,626	1,339
*	Bombardier Inc. Class A	6,645	925
			27,133,808
Denmark (1.6%)
	Novo Nordisk A/S Class B	29,513,713	1,643,371
	DSV A/S	1,764,704	352,536
	Danske Bank A/S	5,967,380	254,894
	Novonesis (Novozymes) B Class B	3,214,453	197,830
	Vestas Wind Systems A/S	9,326,040	177,411
*	Genmab A/S	569,945	175,856
	Coloplast A/S Class B	1,237,630	106,672
	Carlsberg A/S Class B	848,789	98,797
	Pandora A/S	707,898	92,556
	Tryg A/S	2,828,024	71,801
	AP Moller - Maersk A/S Class B	34,711	68,234
	Ringkjoebing Landbobank A/S	229,039	53,223
[1]	AP Moller - Maersk A/S Class A	25,839	50,685
*	NKT A/S	496,726	48,311
*	Zealand Pharma A/S	652,348	48,107
	Jyske Bank A/S (Registered)	391,841	43,754
	ISS A/S	1,338,951	42,427
*	ALK-Abello A/S	1,220,236	40,416
	Sydbank A/S	459,164	36,912
	Royal Unibrew A/S	459,116	35,068
	FLSmidth & Co. A/S	450,087	31,684
	ROCKWOOL A/S Class B	745,190	27,782
*	Demant A/S	778,996	27,118
*	Bavarian Nordic A/S	723,770	26,107
*,1,3	Orsted A/S (XCSE)	1,380,872	24,020
*	GN Store Nord A/S	1,211,704	20,526
	Alm Brand A/S	6,774,679	18,909
	Ambu A/S Class B	1,260,842	18,549
	H Lundbeck A/S	2,290,984	16,664
	Chemometec A/S	155,469	15,342
*,3	Netcompany Group A/S	401,556	15,313
	Per Aarsleff Holding A/S	104,262	11,266
[1]	TORM plc Class A	530,119	10,913
	Schouw & Co. A/S	109,391	10,158
[3]	Scandinavian Tobacco Group A/S	468,565	6,467
	D/S Norden A/S	171,145	6,226
	UIE plc	114,019	5,255
*	NTG Nordic Transport Group A/S	149,229	4,363
*	Dfds A/S	255,608	3,904
	H Lundbeck A/S Class A	581,437	3,244
[1]	Gubra A/S	44,943	2,785
			3,945,456
Finland (0.9%)
	Nordea Bank Abp (XHEL)	30,460,251	501,491
	Sampo OYJ Class A (XHEL)	20,269,838	233,041
	Nokia OYJ	46,387,698	223,069

		Shares	Market Value ($000)
	Kone OYJ Class B	2,889,041	197,059
	UPM-Kymmene OYJ	4,796,357	131,356
	Wartsila OYJ Abp	4,198,148	125,922
	Metso OYJ	6,380,172	87,946
	Orion OYJ Class B	968,327	74,342
	Fortum OYJ	3,896,465	73,958
	Neste OYJ	3,785,803	69,559
	Elisa OYJ	1,297,294	68,093
	Stora Enso OYJ Class R	5,398,847	59,414
	Kesko OYJ Class B	2,434,218	51,805
	Konecranes OYJ	595,452	49,297
	Valmet OYJ	1,305,725	43,504
	Huhtamaki OYJ	806,721	27,994
	Mandatum OYJ	3,948,626	26,499
	Kemira OYJ	1,043,181	23,421
	Sampo OYJ Class A	1,729,907	19,821
	Hiab OYJ	335,498	19,602
*	Kojamo OYJ	1,407,932	17,958
	TietoEVRY OYJ (XHEL)	991,542	17,944
	Outokumpu OYJ	3,092,335	14,140
	Kalmar OYJ Class B	340,980	13,543
[1]	Nokian Renkaat OYJ	1,088,957	9,857
*	QT Group OYJ	160,400	8,630
[3]	Terveystalo OYJ	677,823	8,070
	Sanoma OYJ	586,151	7,357
	Revenio Group OYJ	186,348	5,066
	Metsa Board OYJ Class B	1,392,405	4,908
[1]	Tokmanni Group Corp.	433,599	4,629
*	YIT OYJ	1,197,006	4,190
	Citycon OYJ	696,324	2,679
	Finnair OYJ	783,371	2,650
			2,228,814
France (8.2%)
	LVMH Moet Hennessy Louis Vuitton SE	2,361,986	1,453,522
	Schneider Electric SE	5,020,420	1,413,109
	Airbus SE	5,411,919	1,263,823
	Safran SA	3,219,248	1,142,411
	TotalEnergies SE	17,218,762	1,048,771
	Sanofi SA	9,939,223	941,184
	EssilorLuxottica SA	2,668,759	869,358
	BNP Paribas SA	9,271,483	847,996
	Hermes International SCA	315,065	774,757
	AXA SA	16,116,078	772,847
	Vinci SA	4,622,748	642,433
*	Air Liquide SA Loyalty Shares	3,013,048	627,789
*	L'Oreal SA Loyalty Shares	1,309,688	569,043
	Danone SA	5,862,221	510,794
	Cie de Saint-Gobain SA	4,188,025	453,779
	Societe Generale SA	6,640,981	442,132
	Air Liquide SA (XPAR)	1,927,413	401,589
	Legrand SA	2,261,382	375,754
	L'Oreal SA (XPAR)	730,853	317,546
	Orange SA	19,258,412	312,390
	Thales SA	826,499	261,268
	Cie Generale des Etablissements Michelin SCA	6,129,721	220,754
	Kering SA	649,289	217,575
	Capgemini SE	1,428,030	208,317
	Dassault Systemes SE	6,122,701	205,974
	Publicis Groupe SA	2,104,076	202,482
	Veolia Environnement SA	5,577,989	190,221
*	Engie SA Loyalty Shares	8,828,767	189,788
	Pernod Ricard SA	1,768,618	174,122
	Credit Agricole SA	8,602,680	169,525
	STMicroelectronics NV	5,954,232	168,296
	Engie SA (XPAR)	5,791,945	124,507
[3]	Euronext NV	803,210	120,250
	Bureau Veritas SA	3,203,334	100,474
*	Unibail-Rodamco-Westfield	944,936	99,516
	Accor SA	2,040,439	96,942

		Shares	Market Value ($000)
	Carrefour SA	5,897,434	89,374
	Eiffage SA	672,300	86,134
*	Alstom SA	3,112,836	81,452
	Bouygues SA	1,733,945	78,207
	Eurofins Scientific SE	1,042,984	76,061
	Klepierre SA	1,915,389	74,777
	SPIE SA	1,347,867	72,868
	Renault SA	1,765,773	72,606
	Rexel SA	2,063,823	67,948
	Technip Energies NV	1,382,351	65,238
	Gaztransport Et Technigaz SA	339,457	63,037
	Getlink SE	3,171,211	58,475
	SCOR SE	1,605,146	56,768
	Dassault Aviation SA	162,916	54,882
	BioMerieux	404,418	54,280
	Edenred SE	2,211,975	52,678
	Nexans SA	353,023	52,570
	Sartorius Stedim Biotech	256,905	52,356
	Elis SA	1,673,730	48,311
	Aeroports de Paris SA	358,821	47,536
	Gecina SA	470,663	47,283
	Ipsen SA	323,508	43,439
[3]	Amundi SA	535,603	42,567
*	Air Liquide SA	198,803	41,422
*	Air Liquide SA (XETR)	194,525	40,531
[1]	Teleperformance SE	493,535	36,864
	Bollore SE	6,389,950	36,238
*	L 'Oreal Prime De Fidelite	81,137	35,253
	FDJ UNITED	1,031,507	34,589
	Covivio SA	497,880	33,557
	Arkema SA	528,117	33,487
[3]	Ayvens SA	2,718,416	32,942
	Vallourec SACA	1,499,359	28,619
*	Engie SA	1,202,971	25,860
	SES SA	3,355,704	25,670
*	Sodexo SA ACT Loyalty Shares	405,960	25,614
	Rubis SCA	660,270	24,755
	Valeo SE	1,938,552	24,447
	Sopra Steria Group	127,829	24,398
	VusionGroup	78,569	23,616
	Alten SA	273,700	22,633
	Wendel SE	226,141	21,701
*	Vivendi SE	6,130,615	21,645
*	Forvia SE	1,483,517	20,080
	Coface SA	955,529	17,867
*	Eurazeo SE Prime DE Fidelite	254,640	16,837
	Exosens SAS	308,920	15,685
*	Air France-KLM	1,089,799	14,714
	Sodexo SA (XPAR)	229,505	14,480
	Virbac SACA	37,926	14,059
	IPSOS SA	314,121	14,035
	Pluxee NV	769,894	13,715
	Trigano SA	75,779	13,267
*	ID Logistics Group SACA	27,744	13,137
*	Emeis SA	741,955	12,928
*,1	Clariane SE	2,275,196	12,724
	JCDecaux SE	655,125	11,799
*	Carmila SA	569,608	11,777
	Societe BIC SA	180,648	11,283
*	Engie SA Prime de fidelite 2026	522,401	11,230
	Mercialys SA	862,040	11,122
	ARGAN SA	148,317	11,118
	Remy Cointreau SA	203,130	11,015
*	SOITEC	234,139	10,748
*,1	Exail Technologies SA	88,326	10,580
	ICADE	416,642	10,500
	Vicat SACA	141,398	9,953
*	Ubisoft Entertainment SA	862,665	9,909
*	SEB SA Loyalty Shares	126,015	9,305
	Television Francaise 1 SA	845,693	8,623

		Shares	Market Value ($000)
	Imerys SA	292,993	7,752
	Opmobility	480,073	7,745
	Altarea SCA	61,867	7,631
	Antin Infrastructure Partners SA	521,981	7,191
*,1,3	Worldline SA	2,169,239	7,056
	Eurazeo SE (XPAR)	106,629	7,050
	Interparfums SA	212,124	7,017
	Metropole Television SA	460,738	6,923
	SEB SA (XPAR)	91,114	6,728
*	Nexity SA	464,149	6,037
	Mersen SA	195,067	5,781
	Derichebourg SA	853,889	5,298
[1]	Eramet SA	76,761	5,075
*	Viridien	63,422	4,788
*,1	Eutelsat Communications SACA	1,091,097	4,396
	Stef SA	30,245	4,275
[1]	Wavestone	74,913	4,251
*	Lisi SA Prime de fidelite	77,336	4,206
[1,3]	Verallia SA	139,069	3,865
*,3	Elior Group SA	1,222,879	3,809
	Quadient SA	245,576	3,789
	Peugeot Invest SA	42,601	3,748
*,1,3	X-Fab Silicon Foundries SE	456,212	3,712
	Planisware SA	157,447	3,624
	GL Events SACA	94,973	3,465
	Beneteau SACA	321,501	3,270
*,1	Voltalia SA (Registered)	348,403	3,070
	Fnac Darty SA	84,535	2,904
	Etablissements Maurel et Prom SA	497,052	2,865
	LISI SA (XPAR)	45,796	2,491
*	Sodexo Inc. (Prime Fidelite 2026)	39,000	2,461
*	Sodexo Prime De Fidelite 2027	37,444	2,363
*	OVH Groupe SA	161,207	2,331
	Esso SA Francaise	19,252	2,298
*	Sodexo Prime De Fidelite	36,283	2,289
	Lagardere SA	97,505	2,271
	Manitou BF SA	96,129	2,115
	Equasens	45,136	2,112
*	SEB SA	25,252	1,865
*,3	Aramis Group SAS	144,063	985
*	Lisi SA	3,652	199
*	Lisi SA PF	3,517	191
			20,477,508
Germany (7.3%)
	SAP SE	9,513,339	2,547,362
	Siemens AG (Registered)	6,798,695	1,835,498
	Allianz SE (Registered)	3,577,482	1,505,143
	Deutsche Telekom AG (Registered)	30,487,949	1,038,708
	Rheinmetall AG	417,550	976,721
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,211,014	773,201
*	Siemens Energy AG	5,944,130	698,906
	Deutsche Bank AG (Registered)	16,402,972	580,924
	Infineon Technologies AG	12,038,670	472,279
	Deutsche Boerse AG	1,702,591	455,939
	Mercedes-Benz Group AG	7,009,178	441,788
	BASF SE	8,273,466	413,377
	Deutsche Post AG	8,773,726	392,075
	E.ON SE	20,557,028	387,201
	adidas AG	1,544,278	327,204
	Bayer AG (Registered)	9,108,407	303,230
	RWE AG	6,162,242	274,088
	Bayerische Motoren Werke AG (XETR)	2,640,936	266,173
	Heidelberg Materials AG	1,166,124	263,597
	Commerzbank AG	6,933,090	262,501
	MTU Aero Engines AG	498,519	229,986
	Fresenius SE & Co. KGaA	3,809,959	212,921
	Vonovia SE	6,490,843	202,851
	Daimler Truck Holding AG	4,707,776	194,674
	Hannover Rueck SE	556,247	167,852

		Shares	Market Value ($000)
	Merck KGaA	1,199,169	155,586
[3]	Siemens Healthineers AG	2,734,599	148,123
	Symrise AG	1,229,652	106,943
*	Covestro AG	1,554,308	106,415
	Fresenius Medical Care AG	1,944,060	102,719
	Beiersdorf AG	962,685	100,732
	GEA Group AG	1,351,404	99,912
	QIAGEN NV	1,976,118	88,142
[3]	Scout24 SE	649,718	81,512
	Talanx AG	555,811	74,105
	Hensoldt AG	557,473	72,607
	Nemetschek SE	525,930	68,635
	Brenntag SE	1,141,463	68,399
	RENK Group AG	656,197	67,931
*,3	Zalando SE	2,167,220	66,508
	Continental AG	1,000,725	66,204
	Henkel AG & Co. KGaA (XTER)	889,768	66,044
	thyssenkrupp AG	4,540,075	62,643
*,3	Delivery Hero SE	2,036,537	58,478
	Knorr-Bremse AG	611,916	57,574
	LEG Immobilien SE (XETR)	691,330	55,097
	CTS Eventim AG & Co. KGaA	529,556	51,989
	Deutsche Lufthansa AG (Registered)	5,550,103	47,105
	KION Group AG	650,611	44,141
	Evonik Industries AG	2,298,057	39,961
*	TUI AG	4,137,517	37,754
	HOCHTIEF AG	139,370	37,411
*	Auto1 Group SE	1,080,290	36,956
	Bilfinger SE	331,272	36,591
	Rational AG	47,058	35,961
	Bechtle AG	775,979	35,873
[1]	Aurubis AG	279,343	35,039
	Freenet AG	1,092,557	34,955
	Volkswagen AG	270,282	29,929
*	Nordex SE	1,160,781	29,815
*	Fraport AG Frankfurt Airport Services Worldwide	334,963	28,988
	TAG Immobilien AG	1,549,288	26,803
*	Aroundtown SA	6,566,253	25,248
	flatexDEGIRO AG	763,157	25,071
	Puma SE	956,362	23,842
	United Internet AG (Registered)	752,061	23,769
	K&S AG (Registered)	1,642,661	22,312
*	IONOS Group SE	463,819	21,706
*	Aumovio SE	500,702	20,645
	LANXESS AG	764,165	19,027
[1]	Traton SE	576,055	18,548
	AIXTRON SE	1,046,555	18,255
	Krones AG	123,563	18,053
[3]	DWS Group GmbH & Co. KGaA	287,263	18,041
	HUGO BOSS AG	337,273	16,083
[1]	Carl Zeiss Meditec AG (Bearer)	321,816	16,054
[1]	RTL Group SA	342,490	14,067
	Gerresheimer AG	320,290	13,343
*,3	TeamViewer SE	1,296,964	13,244
	Stroeer SE & Co. KGaA	286,700	12,786
	Deutz AG	1,192,744	12,624
	Fielmann Group AG	206,386	12,470
*,1,3	Redcare Pharmacy NV	141,106	12,253
[1]	Wacker Chemie AG	160,455	12,145
	Schaeffler AG	1,814,846	12,145
[3]	Befesa SA	346,950	11,770
[1]	Kontron AG	357,049	11,541
*	HelloFresh SE	1,335,867	11,520
	Sixt SE (XETR)	118,188	11,465
	Deutsche Wohnen SE	448,580	11,430
*,3	Covestro AG (XTER)	163,229	11,176
	Atoss Software SE	83,558	10,808
	Duerr AG	453,479	10,680
	Hornbach Holding AG & Co. KGaA	92,046	10,614
*,1	Evotec SE	1,332,685	9,761

		Shares	Market Value ($000)
	Vossloh AG	89,079	9,495
	Jenoptik AG	465,025	9,438
	AlzChem Group AG	53,230	9,420
	Grand City Properties SA	633,076	8,371
	Eckert & Ziegler SE	392,232	8,235
	FUCHS SE	227,368	8,148
[1]	Schott Pharma AG & Co. KGaA	322,071	8,020
[3]	Deutsche Pfandbriefbank AG	1,214,458	7,161
	CANCOM SE	229,833	7,076
	KWS Saat SE & Co. KGaA	89,657	6,991
	Wacker Neuson SE	261,498	6,774
	Stabilus SE	229,005	6,656
	Springer Nature AG & Co. KGaA	242,972	6,628
*	CECONOMY AG	1,208,588	6,233
*	Hypoport SE	37,649	6,113
[1]	Salzgitter AG	200,094	6,068
[1]	Suedzucker AG	526,406	5,793
	Pfeiffer Vacuum Technology AG	29,055	5,298
	Elmos Semiconductor SE	54,691	5,291
[1]	Siltronic AG	95,424	5,257
[1]	PNE AG	330,480	5,131
	Dermapharm Holding SE	133,764	5,112
	Norma Group SE	280,263	4,717
	Adtran Networks SE	183,495	4,632
[1]	GRENKE AG	230,005	4,499
*	Douglas AG	310,152	4,491
	Indus Holding AG	170,887	4,365
[1]	Nagarro SE	65,328	3,997
	1&1 AG	166,389	3,931
[1]	Adesso SE	31,739	3,659
	Kloeckner & Co. SE	516,815	3,524
[1]	Secunet Security Networks AG	15,552	3,493
	GFT Technologies SE	159,481	3,418
[1]	ProSiebenSat.1 Media SE	483,013	3,251
[1]	Energiekontor AG	62,282	3,222
*,1	SMA Solar Technology AG	121,013	3,077
	PATRIZIA SE	356,045	3,012
	Wuestenrot & Wuerttembergische AG	188,107	2,986
[1]	Deutsche Beteiligungs AG	102,123	2,957
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	207,801	2,531
	Deutsche EuroShop AG	100,793	2,196
[1]	Verbio SE	168,775	2,123
*,1	SGL Carbon SE	503,135	1,867
	Takkt AG	196,877	1,154
			18,326,086
Hong Kong (1.8%)
	AIA Group Ltd.	97,313,756	932,651
	Hong Kong Exchanges & Clearing Ltd.	11,054,499	627,570
	Techtronic Industries Co. Ltd.	13,219,212	168,984
	CK Hutchison Holdings Ltd.	24,690,014	162,213
	BOC Hong Kong Holdings Ltd.	33,235,439	155,700
	Sun Hung Kai Properties Ltd.	12,894,503	154,238
	Link REIT	23,897,937	122,787
	CLP Holdings Ltd.	14,742,221	121,982
	Galaxy Entertainment Group Ltd.	20,004,879	109,994
	Jardine Matheson Holdings Ltd.	1,689,924	106,646
	Lenovo Group Ltd.	71,522,312	105,981
	Hang Seng Bank Ltd.	6,369,715	96,927
	Hong Kong & China Gas Co. Ltd.	100,764,076	87,442
	CK Asset Holdings Ltd.	16,576,801	80,283
	Power Assets Holdings Ltd.	12,636,073	79,982
[3]	WH Group Ltd.	72,209,917	78,200
	Hongkong Land Holdings Ltd.	9,407,508	59,551
	Shenzhou International Group Holdings Ltd.	7,352,429	58,207
	Sands China Ltd.	20,886,638	58,038
	MTR Corp. Ltd.	14,721,836	49,857
	SITC International Holdings Co. Ltd.	12,098,736	46,582
	Henderson Land Development Co. Ltd.	12,191,969	42,946
	Sino Land Co. Ltd.	33,391,785	42,218

		Shares	Market Value ($000)
	Wharf Real Estate Investment Co. Ltd.	14,288,940	42,192
	AAC Technologies Holdings Inc.	6,828,831	40,101
	CK Infrastructure Holdings Ltd.	5,663,059	37,155
*	MMG Ltd.	36,549,214	31,655
[1]	Chow Tai Fook Jewellery Group Ltd.	15,755,639	31,486
	ASMPT Ltd.	2,917,501	30,766
	PRADA SpA	4,745,249	28,569
[3]	Samsonite Group SA	12,233,099	26,218
	Swire Properties Ltd.	9,098,200	25,895
	Wharf Holdings Ltd.	8,885,898	25,395
	PCCW Ltd.	36,098,641	24,718
	Swire Pacific Ltd. Class A	2,847,894	24,129
	United Laboratories International Holdings Ltd.	10,371,064	20,072
	Orient Overseas International Ltd.	1,214,027	19,680
	Hang Lung Properties Ltd.	16,621,093	18,618
	First Pacific Co. Ltd.	21,428,433	17,964
	Johnson Electric Holdings Ltd.	3,424,627	17,918
[3]	BOC Aviation Ltd.	1,954,767	17,465
[1]	Xinyi Glass Holdings Ltd.	15,011,536	17,392
[1,3]	Budweiser Brewing Co. APAC Ltd.	15,621,363	16,605
	MGM China Holdings Ltd.	7,569,209	16,139
*	HUTCHMED China Ltd.	4,688,545	15,155
	Hang Lung Group Ltd.	7,754,993	14,621
	Kerry Properties Ltd.	5,244,279	14,027
	Bank of East Asia Ltd.	8,393,104	13,071
[1]	Guotai Junan International Holdings Ltd.	22,508,503	12,943
	Wynn Macau Ltd.	13,929,916	12,918
	Pacific Basin Shipping Ltd.	39,946,261	12,860
*,1	New World Development Co. Ltd.	12,801,367	12,838
*,1,3	FIT Hon Teng Ltd.	15,562,481	12,755
	Swire Pacific Ltd. Class B	8,491,958	12,753
	Yue Yuen Industrial Holdings Ltd.	7,193,366	12,234
[1]	CGN Mining Co. Ltd.	30,250,000	12,234
	Cathay Pacific Airways Ltd.	8,927,453	12,008
*,1	Cowell e Holdings Inc.	2,342,722	11,722
*,1	Vobile Group Ltd.	15,186,230	11,658
	VTech Holdings Ltd.	1,430,119	11,524
	Hysan Development Co. Ltd.	5,616,079	11,478
*,3	HBM Holdings Ltd.	5,238,000	10,564
	Stella International Holdings Ltd.	5,285,448	10,427
	Time Interconnect Technology Ltd.	5,097,965	10,225
*,1	SJM Holdings Ltd.	23,863,247	10,175
	CTF Services Ltd.	9,222,458	9,977
	Luk Fook Holdings International Ltd.	2,996,653	9,599
	DFI Retail Group Holdings Ltd. (Registered)	2,807,705	9,154
*	Bright Smart Securities & Commodities Group Ltd.	7,698,000	9,008
	Fortune REIT	13,857,182	8,990
	Nexteer Automotive Group Ltd.	8,110,777	8,900
[1]	United Energy Group Ltd.	116,219,098	7,906
	Man Wah Holdings Ltd.	13,438,703	7,428
	NagaCorp Ltd.	9,811,386	7,374
	VSTECS Holdings Ltd.	5,332,750	7,365
*,1	Mongolian Mining Corp.	4,452,000	7,128
	Dah Sing Financial Holdings Ltd.	1,597,307	6,964
*,1	OSL Group Ltd.	3,535,000	6,814
*	Melco International Development Ltd.	8,015,440	6,474
	Vitasoy International Holdings Ltd.	5,831,174	6,324
	Shangri-La Asia Ltd.	10,580,314	6,181
[1]	SY Holdings Group Ltd.	4,177,000	5,815
*,1	Realord Group Holdings Ltd.	3,713,595	5,765
	Chow Sang Sang Holdings International Ltd.	3,093,991	5,498
	SUNeVision Holdings Ltd.	5,813,962	5,130
*,1	Envision Greenwise Holdings Ltd.	10,172,702	4,902
*,1	Deep Source Holdings Ltd.	51,438,893	4,824
	CITIC Telecom International Holdings Ltd.	14,618,932	4,563
	Huabao International Holdings Ltd.	8,759,172	4,502
	Champion REIT	16,207,036	4,458
	Dah Sing Banking Group Ltd.	3,130,023	3,940
	IGG Inc.	6,720,344	3,887
*,1	China Travel International Investment Hong Kong Ltd.	17,750,609	3,808

		Shares	Market Value ($000)
*,2	Jinchuan Group International Resources Co. Ltd.	42,917,802	3,530
*,1	Super Hi International Holding Ltd.	1,833,000	3,396
	Value Partners Group Ltd.	9,906,044	3,361
[1]	LK Technology Holdings Ltd.	4,707,966	2,930
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,290,616	2,644
	Sunlight REIT	8,924,663	2,559
	Prosperity REIT	13,581,872	2,443
	KLN Logistics Group Ltd.	2,547,505	2,420
	Cafe de Coral Holdings Ltd.	2,838,597	2,358
	Truly International Holdings Ltd.	13,238,294	2,004
	SmarTone Telecommunications Holdings Ltd.	3,338,157	1,994
	Giordano International Ltd.	9,757,774	1,906
*	Television Broadcasts Ltd.	3,591,505	1,588
	Texhong International Group Ltd.	2,413,858	1,521
	Hutchison Telecommunications Hong Kong Holdings Ltd.	10,268,014	1,452
	CITIC Resources Holdings Ltd.	28,363,284	1,440
*	Asia Cement China Holdings Corp.	3,604,294	1,225
	Far East Consortium International Ltd.	12,281,871	1,217
	C-Mer Medical Holdings Ltd.	4,287,601	1,119
*	Shun Tak Holdings Ltd.	9,793,763	1,043
	Singamas Container Holdings Ltd.	11,497,574	990
*,3	IMAX China Holding Inc.	830,321	871
	HKBN Ltd.	688,500	657
	Sa Sa International Holdings Ltd.	2,698,035	218
*	Powerlong Real Estate Holdings Ltd.	2,189,943	86
			4,564,951
Ireland (0.3%)
	AIB Group plc	19,801,745	180,527
	Bank of Ireland Group plc	8,905,128	147,445
	Kerry Group plc Class A	1,526,944	137,849
	Kingspan Group plc	1,421,010	118,812
	Glanbia plc (XDUB)	1,766,872	29,117
	Ryanair Holdings plc	490,020	14,320
	Cairn Homes plc (XDUB)	5,400,799	12,175
	Dalata Hotel Group plc	1,332,517	10,019
*,2	Irish Bank Resolution Corp. Ltd.	257,065	—
			650,264
Israel (0.9%)
	Bank Leumi Le-Israel BM	13,873,179	273,338
	Bank Hapoalim BM	12,212,826	248,252
*	Teva Pharmaceutical Industries Ltd.	10,589,892	213,679
	Elbit Systems Ltd.	241,079	122,647
	Israel Discount Bank Ltd. Class A	11,378,335	112,415
	Mizrahi Tefahot Bank Ltd.	1,405,549	92,353
*	Nova Ltd.	271,221	86,247
*	Nice Ltd.	586,270	84,929
	Phoenix Financial Ltd.	2,098,738	78,585
*	Tower Semiconductor Ltd.	1,032,403	73,638
	ICL Group Ltd.	6,680,817	41,717
	Bezeq The Israeli Telecommunication Corp. Ltd.	21,605,474	41,391
	Harel Insurance Investments & Financial Services Ltd.	1,026,442	34,565
	First International Bank of Israel Ltd.	479,033	34,276
	Azrieli Group Ltd.	337,825	33,512
*	Enlight Renewable Energy Ltd.	1,085,411	33,385
	Clal Insurance Enterprises Holdings Ltd.	632,118	32,375
	Big Shopping Centers Ltd.	147,945	30,391
	Next Vision Stabilized Systems Ltd.	619,865	28,107
*	Camtek Ltd.	259,854	27,322
	Melisron Ltd.	222,895	26,895
	Shufersal Ltd.	1,870,514	22,038
	Delek Group Ltd.	85,388	20,651
	Mivne Real Estate KD Ltd.	5,287,593	20,602
	Menora Mivtachim Holdings Ltd.	202,170	19,844
	Paz Retail & Energy Ltd.	95,166	19,522
	Tel Aviv Stock Exchange Ltd.	813,262	18,689
*	OPC Energy Ltd.	1,176,169	18,602
	Migdal Insurance & Financial Holdings Ltd.	5,055,814	17,532
	Alony Hetz Properties & Investments Ltd.	1,475,683	17,497
	Amot Investments Ltd.	2,219,090	16,584

		Shares	Market Value ($000)
	Strauss Group Ltd.	508,556	14,363
*	Shikun & Binui Ltd.	2,964,990	13,512
	Reit 1 Ltd.	1,752,138	12,957
	Formula Systems 1985 Ltd.	92,552	12,867
*	Bet Shemesh Engines Holdings 1997 Ltd.	62,565	12,857
	Sapiens International Corp. NV	281,518	12,098
*	El Al Israel Airlines	2,651,895	12,089
	FIBI Holdings Ltd.	159,089	12,083
	Partner Communications Co. Ltd.	1,221,371	11,684
	Matrix IT Ltd.	324,922	11,432
	Shapir Engineering & Industry Ltd.	1,367,687	11,173
	Hilan Ltd.	144,558	11,154
	Mega Or Holdings Ltd.	204,942	11,100
*	Fattal Holdings 1998 Ltd.	65,557	10,954
	Israel Corp. Ltd.	34,483	10,763
	Electra Ltd.	18,401	10,724
	One Software Technologies Ltd.	435,923	10,645
	Energix-Renewable Energies Ltd.	2,424,127	10,447
*	Cellcom Israel Ltd.	974,493	9,713
*	Airport City Ltd.	513,353	9,515
	Ashtrom Group Ltd.	441,972	9,294
*	Equital Ltd.	209,966	9,241
	Aura Investments Ltd.	1,381,209	9,160
	Meitav Investment House Ltd.	319,394	9,064
	YH Dimri Construction & Development Ltd.	77,608	8,937
	Kenon Holdings Ltd.	180,594	8,090
	Fox Wizel Ltd.	74,173	7,852
*	OY Nofar Energy Ltd.	238,388	7,587
	Israel Canada T.R Ltd.	1,637,944	7,238
	Summit Real Estate Holdings Ltd.	361,570	6,985
	Sella Capital Real Estate Ltd.	2,092,685	6,819
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	73,925	6,816
	Isracard Ltd.	1,660,339	6,707
	Danel Adir Yeoshua Ltd.	42,812	6,558
*	Nayax Ltd.	132,738	6,339
	Inrom Construction Industries Ltd.	950,434	6,257
	Oil Refineries Ltd.	20,963,022	5,658
	Delta Galil Ltd.	95,579	5,023
	IDI Insurance Co. Ltd.	75,416	4,653
	Gav-Yam Lands Corp. Ltd.	391,342	4,645
*	Priortech Ltd.	76,392	4,562
	Elco Ltd.	88,109	4,527
*	Perion Network Ltd.	432,863	4,184
	G City Ltd.	1,002,203	3,673
	Delek Automotive Systems Ltd.	436,389	3,215
	AudioCodes Ltd.	25,949	249
			2,337,043
Italy (2.8%)
	UniCredit SpA	14,436,351	1,098,535
	Intesa Sanpaolo SpA	145,125,878	960,614
	Enel SpA	71,856,100	680,947
	Ferrari NV	1,103,823	535,046
	Generali	8,958,514	352,070
	Eni SpA	18,015,350	315,198
	Prysmian SpA	2,652,500	263,981
	Leonardo SpA	3,724,560	238,322
	Banco BPM SpA	13,604,491	204,183
	Stellantis NV	19,920,115	184,890
[1]	Banca Monte dei Paschi di Siena SpA	19,509,929	173,603
	BPER Banca SpA	12,828,821	142,684
	Terna - Rete Elettrica Nazionale	12,968,230	131,608
	FinecoBank Banca Fineco SpA	5,658,447	122,809
	Moncler SpA	2,078,054	122,301
	Snam SpA	19,034,163	114,286
[3]	Poste Italiane SpA	4,213,580	100,161
	Unipol Assicurazioni SpA	3,480,069	74,813
	Lottomatica Group SpA	2,334,327	62,826
	Recordati Industria Chimica e Farmaceutica SpA	999,044	60,977
	Tenaris SA	3,254,442	58,313

		Shares	Market Value ($000)
*,1	Telecom Italia SpA (MTAA)	101,331,282	53,092
	Italgas SpA	5,691,806	52,432
	Buzzi SpA	811,954	44,743
	Banca Mediolanum SpA	1,984,142	39,851
	Azimut Holding SpA	995,061	38,552
	Iveco Group NV	1,772,741	38,414
	A2A SpA	14,494,291	37,932
[3]	Infrastrutture Wireless Italiane SpA	2,984,544	35,073
[1]	Brunello Cucinelli SpA	315,142	34,525
[1]	Saipem SpA	11,890,739	34,422
[1]	Davide Campari-Milano NV	5,173,728	32,716
	Hera SpA	7,094,890	31,945
[3]	Nexi SpA	5,557,563	31,485
	Interpump Group SpA	672,829	30,928
	Reply SpA	214,310	30,592
	Banca Generali SpA	515,765	28,830
[3]	Pirelli & C SpA	3,447,997	23,535
	De' Longhi SpA	639,841	23,203
*	Fincantieri SpA	862,701	22,680
*,3	BFF Bank SpA	1,646,702	21,156
	SOL SpA	338,291	20,157
	Maire SpA	1,297,852	19,250
[1]	Mediobanca Banca di Credito Finanziario SpA	921,653	18,678
[1]	Amplifon SpA	1,138,734	18,573
	DiaSorin SpA	202,472	17,988
	Iren SpA	5,719,643	17,721
[1]	Webuild SpA (MTAA)	4,243,982	17,668
[3]	Technogym SpA	1,014,484	17,227
	Brembo NV	1,293,585	13,692
*	Technoprobe SpA	1,317,864	13,013
	Banca Popolare di Sondrio SpA	809,925	12,677
[1]	ERG SpA	482,234	11,907
[3]	Enav SpA	2,270,253	11,539
[3]	Carel Industries SpA	416,787	10,954
	Credito Emiliano SpA	630,773	10,183
	Tamburi Investment Partners SpA	967,971	9,505
	ACEA SpA	385,090	9,286
	Banca IFIS SpA	281,304	7,467
	MFE-MediaForEurope NV Class A	1,891,574	7,071
	Intercos SpA	475,170	6,734
[1]	Sesa SpA	64,770	6,600
	Cementir Holding NV	378,708	6,327
	Moltiply Group SpA	124,477	6,078
[3]	RAI Way SpA	809,081	5,731
	Danieli & C Officine Meccaniche SpA (MTAA)	110,797	5,683
	El.En. SpA	411,697	5,505
	Italmobiliare SpA	147,551	5,300
[1]	Sanlorenzo SpA	125,771	5,204
	MFE-MediaForEurope NV Class A (XBER)	1,078,138	4,023
[1]	Piaggio & C SpA	1,581,657	3,647
*,1	Salvatore Ferragamo SpA	567,647	3,588
*,3	GVS SpA	594,887	3,251
[1]	Tinexta SpA	171,686	3,017
	MARR SpA	275,832	2,987
*,1	Juventus Football Club SpA	913,924	2,927
	Ariston Holding NV	586,890	2,894
	Arnoldo Mondadori Editore SpA	1,121,287	2,827
[1]	Zignago Vetro SpA	289,094	2,655
	MFE-MediaForEurope NV Class B	379,309	1,933
	Rizzoli Corriere Della Sera Mediagroup SpA	1,459,624	1,793
[3]	Anima Holding SpA	237,091	1,729
	Alerion Cleanpower SpA	54,063	1,227
			7,040,489
Japan (21.0%)
	Toyota Motor Corp.	98,410,878	1,890,125
	Mitsubishi UFJ Financial Group Inc.	102,871,978	1,659,466
	Sony Group Corp.	55,666,440	1,600,227
	SoftBank Group Corp.	9,066,856	1,144,061
	Hitachi Ltd.	40,708,285	1,078,487

	Shares	Market Value ($000)
Sumitomo Mitsui Financial Group Inc.	34,204,194	962,262
Nintendo Co. Ltd.	9,305,990	805,147
Mitsubishi Heavy Industries Ltd.	29,671,990	776,489
Mizuho Financial Group Inc.	22,602,778	759,812
Mitsubishi Corp.	31,129,354	742,105
Tokyo Electron Ltd.	4,105,081	727,695
Tokio Marine Holdings Inc.	17,048,461	721,544
Recruit Holdings Co. Ltd.	12,540,407	674,220
Advantest Corp.	6,781,384	670,968
ITOCHU Corp.	11,782,619	670,412
Keyence Corp.	1,733,245	645,739
Mitsui & Co. Ltd.	23,443,530	582,131
Shin-Etsu Chemical Co. Ltd.	17,143,720	561,346
Fast Retailing Co. Ltd.	1,636,832	497,125
Mitsubishi Electric Corp.	18,531,414	475,956
Hoya Corp.	3,120,928	431,532
Takeda Pharmaceutical Co. Ltd.	14,621,432	429,437
KDDI Corp.	25,566,926	407,755
Softbank Corp.	262,435,210	385,989
Daiichi Sankyo Co. Ltd.	17,059,909	383,851
Honda Motor Co. Ltd.	36,286,730	374,455
Fujitsu Ltd.	15,885,890	372,656
NEC Corp.	11,447,010	366,408
Marubeni Corp.	13,615,603	339,739
Japan Tobacco Inc.	10,133,796	332,359
Komatsu Ltd.	8,439,343	294,003
Murata Manufacturing Co. Ltd.	15,442,415	293,160
Daikin Industries Ltd.	2,542,465	293,050
ORIX Corp.	10,549,188	276,874
Aeon Co. Ltd.	22,775,082	276,450
Seven & i Holdings Co. Ltd.	20,586,454	276,238
Sumitomo Corp.	9,452,078	273,477
FUJIFILM Holdings Corp.	10,975,846	272,950
NTT Inc.	255,513,575	267,094
Mitsui Fudosan Co. Ltd.	24,150,895	262,909
Chugai Pharmaceutical Co. Ltd.	5,925,352	262,697
MS&AD Insurance Group Holdings Inc.	11,483,192	260,048
Dai-ichi Life Holdings Inc.	32,325,400	254,277
TDK Corp.	17,539,450	253,985
Disco Corp.	808,969	253,644
Ajinomoto Co. Inc.	8,828,902	253,118
Sompo Holdings Inc.	8,130,463	251,358
FANUC Corp.	8,576,690	246,468
Fujikura Ltd.	2,504,166	244,950
Denso Corp.	16,777,960	241,463
Mitsubishi Estate Co. Ltd.	10,354,016	237,975
East Japan Railway Co.	9,675,421	236,649
Suzuki Motor Corp.	16,217,736	236,112
Bridgestone Corp.	5,100,380	235,730
Oriental Land Co. Ltd.	9,752,090	234,763
Canon Inc.	7,941,147	231,747
Central Japan Railway Co.	7,948,430	227,879
Panasonic Holdings Corp.	20,836,104	226,157
Terumo Corp.	13,256,972	218,694
Otsuka Holdings Co. Ltd.	4,072,701	217,200
Resona Holdings Inc.	20,572,117	209,780
Japan Post Bank Co. Ltd.	16,543,829	202,578
Sumitomo Electric Industries Ltd.	6,974,639	198,457
Nomura Holdings Inc.	27,061,924	198,328
Daiwa House Industry Co. Ltd.	5,329,119	191,395
Nippon Steel Corp.	46,021,805	189,552
Kao Corp.	4,276,143	186,359
Astellas Pharma Inc.	16,532,038	180,199
Toyota Tsusho Corp.	6,374,839	176,470
Toyota Industries Corp.	1,553,243	174,691
Renesas Electronics Corp.	15,011,087	172,705
Sumitomo Mitsui Trust Group Inc.	5,900,060	171,243
Bandai Namco Holdings Inc.	5,121,546	170,402
Kyocera Corp.	12,408,412	166,691
Asahi Group Holdings Ltd.	13,626,045	163,362

		Shares	Market Value ($000)
	Asics Corp.	6,160,060	161,193
	Japan Post Holdings Co. Ltd.	15,982,630	158,632
	SMC Corp.	511,412	158,073
	IHI Corp.	8,399,730	156,439
	NIDEC Corp.	8,639,352	153,563
	ENEOS Holdings Inc.	24,110,724	152,698
	Nitto Denko Corp.	6,314,720	149,689
	Nomura Research Institute Ltd.	3,861,537	148,252
	Inpex Corp.	8,222,963	148,060
	Secom Co. Ltd.	3,776,704	138,557
	Sumitomo Realty & Development Co. Ltd.	3,007,388	132,654
	Nippon Yusen KK	3,809,499	130,000
	Kansai Electric Power Co. Inc.	8,994,399	128,654
	Konami Group Corp.	886,847	127,938
	Sekisui House Ltd.	5,555,282	126,341
	Olympus Corp.	9,977,677	126,148
	Shionogi & Co. Ltd.	6,967,191	122,761
	Pan Pacific International Holdings Corp.	17,723,190	116,688
	Kubota Corp.	9,090,350	114,215
	Tokyo Gas Co. Ltd.	3,162,578	112,457
	Kajima Corp.	3,837,969	111,857
	SBI Holdings Inc.	2,519,206	109,680
	Subaru Corp.	5,317,479	108,367
	Kirin Holdings Co. Ltd.	7,346,200	107,630
	Obic Co. Ltd.	3,046,905	106,195
	T&D Holdings Inc.	4,337,834	106,033
	Japan Exchange Group Inc.	9,452,104	105,551
	Daifuku Co. Ltd.	3,177,463	101,691
	Daiwa Securities Group Inc.	12,343,116	100,301
	Obayashi Corp.	6,006,434	98,587
	Lasertec Corp.	716,561	98,029
	Ebara Corp.	4,264,000	97,196
	Osaka Gas Co. Ltd.	3,339,976	96,738
	Taisei Corp.	1,380,561	94,868
	Kawasaki Heavy Industries Ltd.	1,429,707	94,360
	Chubu Electric Power Co. Inc.	6,769,881	94,020
	Asahi Kasei Corp.	11,529,708	90,620
	West Japan Railway Co.	4,101,410	89,935
	Mitsui OSK Lines Ltd.	2,926,010	88,832
	Ryohin Keikaku Co. Ltd.	4,441,962	88,382
	Fuji Electric Co. Ltd.	1,281,511	85,904
*	Rakuten Group Inc.	13,214,910	85,694
	Toray Industries Inc.	13,392,107	85,439
	Capcom Co. Ltd.	3,143,434	85,347
	Sanrio Co. Ltd.	1,759,166	82,575
	Eisai Co. Ltd.	2,443,762	82,557
	Aisin Corp.	4,762,641	82,251
	Shimano Inc.	712,562	79,635
	Nexon Co. Ltd.	3,622,515	79,498
	LY Corp.	23,873,610	76,635
	Concordia Financial Group Ltd.	9,842,635	75,356
	BayCurrent Inc.	1,282,076	75,344
	Sumitomo Metal Mining Co. Ltd.	2,298,795	74,010
	SCREEN Holdings Co. Ltd.	809,944	73,391
	Nitori Holdings Co. Ltd.	3,773,685	72,965
	Makita Corp.	2,242,037	72,668
	Mitsubishi Chemical Group Corp.	12,546,094	72,067
	Unicharm Corp.	10,930,586	70,893
	Ibiden Co. Ltd.	1,140,583	68,994
	Nippon Building Fund Inc.	72,982	68,865
	JFE Holdings Inc.	5,538,611	67,965
	Niterra Co. Ltd.	1,732,276	66,821
	Sekisui Chemical Co. Ltd.	3,563,235	66,336
	Yokogawa Electric Corp.	2,288,489	65,676
	JX Advanced Metals Corp.	4,940,664	65,490
	TIS Inc.	1,981,603	65,363
	Minebea Mitsumi Inc.	3,477,598	65,347
*	Tokyo Electric Power Co. Holdings Inc.	13,874,957	64,993
	Shimizu Corp.	4,579,631	64,334
	Trend Micro Inc.	1,170,892	64,086

		Shares	Market Value ($000)
	MatsukiyoCocokara & Co.	3,155,373	64,050
	Dai Nippon Printing Co. Ltd.	3,749,358	63,757
	Chiba Bank Ltd.	6,028,714	63,196
	Mitsubishi HC Capital Inc. (XTKS)	7,638,541	63,100
	Isuzu Motors Ltd.	5,005,855	63,091
	Shiseido Co. Ltd.	3,687,302	62,944
	Yamaha Motor Co. Ltd.	8,344,509	62,478
	Nippon Sanso Holdings Corp.	1,754,801	62,148
	Toho Co. Ltd.	963,371	61,928
	Hankyu Hanshin Holdings Inc.	2,097,941	61,866
*	Sony Financial Group Inc.	55,592,740	61,651
	M3 Inc.	3,789,407	61,344
	Nippon Paint Holdings Co. Ltd.	8,778,281	59,889
	AGC Inc.	1,804,773	58,858
	Shimadzu Corp.	2,316,254	58,410
	Toyo Suisan Kaisha Ltd.	816,137	58,305
	Shizuoka Financial Group Inc.	4,250,663	58,146
	Daito Trust Construction Co. Ltd.	2,641,050	57,948
	Kikkoman Corp.	6,782,100	57,434
	TOPPAN Holdings Inc.	2,233,672	57,231
	Resonac Holdings Corp.	1,656,168	56,088
	Zensho Holdings Co. Ltd.	849,656	55,506
	Isetan Mitsukoshi Holdings Ltd.	2,980,940	54,975
	Seibu Holdings Inc.	1,497,552	54,198
	Sumitomo Forestry Co. Ltd.	4,506,663	53,770
	Square Enix Holdings Co. Ltd.	2,493,042	53,650
	Tokyu Corp.	4,377,557	53,386
	Mebuki Financial Group Inc.	8,246,731	52,539
	Sysmex Corp.	4,236,070	52,368
	Japan Real Estate Investment Corp.	61,888	52,117
	Sanwa Holdings Corp.	1,785,231	51,037
	Food & Life Cos. Ltd.	975,689	50,936
	Sojitz Corp.	1,914,022	50,620
	Yaskawa Electric Corp.	2,357,709	50,189
	Idemitsu Kosan Co. Ltd.	7,218,425	49,386
	Fukuoka Financial Group Inc.	1,650,242	49,356
	Kyoto Financial Group Inc.	2,286,160	48,443
	Omron Corp.	1,760,525	48,322
	Nippon Express Holdings Inc.	2,122,791	48,197
*,1	Nissan Motor Co. Ltd.	19,754,938	48,044
	Japan Metropolitan Fund Investment	62,117	47,778
	Kawasaki Kisen Kaisha Ltd.	3,331,814	47,375
	Hulic Co. Ltd.	4,316,402	47,283
	MEIJI Holdings Co. Ltd.	2,278,774	47,251
	Rohm Co. Ltd.	3,148,280	47,001
	Japan Post Insurance Co. Ltd.	1,637,122	46,398
	CyberAgent Inc.	3,833,837	46,020
	Kokusai Electric Corp.	1,610,200	45,673
*	Rakuten Bank Ltd.	818,200	45,671
	Hikari Tsushin Inc.	161,679	45,039
	Ricoh Co. Ltd.	5,073,506	44,663
	Tokyu Fudosan Holdings Corp.	5,386,197	44,520
	Otsuka Corp.	2,116,478	44,180
	Sumitomo Chemical Co. Ltd.	13,738,411	43,247
	Yokohama Rubber Co. Ltd.	1,165,319	43,101
	Azbil Corp.	4,532,332	42,974
	Skylark Holdings Co. Ltd.	2,041,878	42,227
	Kyushu Electric Power Co. Inc.	4,213,089	42,091
	Ono Pharmaceutical Co. Ltd.	3,609,206	41,798
	Nissan Chemical Corp.	1,149,502	41,639
	Nomura Real Estate Master Fund Inc.	38,223	41,467
	Dentsu Group Inc.	1,891,592	41,292
	SCSK Corp.	1,360,108	40,712
	NGK Insulators Ltd.	2,422,287	40,490
	Mitsui Chemicals Inc.	1,616,784	40,411
	USS Co. Ltd.	3,486,762	40,030
	Mazda Motor Corp.	5,458,028	39,743
	MISUMI Group Inc.	2,547,750	39,681
	Oji Holdings Corp.	7,221,381	39,512
	Yamato Holdings Co. Ltd.	2,457,381	39,281

		Shares	Market Value ($000)
	KDX Realty Investment Corp.	34,320	39,098
	Haseko Corp.	2,288,662	39,075
	Furukawa Electric Co. Ltd.	630,437	38,858
	Nippon Prologis REIT Inc.	66,265	38,721
	Hachijuni Bank Ltd.	3,701,449	38,598
	Mitsui Mining & Smelting Co. Ltd.	493,920	38,371
	Tosoh Corp.	2,562,911	37,914
	GLP J-Reit	40,632	37,514
	Hoshizaki Corp.	981,325	36,823
	Kobe Steel Ltd.	3,093,854	36,560
	TOTO Ltd.	1,389,825	36,552
	Brother Industries Ltd.	2,176,580	36,370
	SG Holdings Co. Ltd.	3,517,671	36,335
	Suntory Beverage & Food Ltd.	1,157,817	36,186
	J Front Retailing Co. Ltd.	2,166,008	36,110
	Keisei Electric Railway Co. Ltd.	3,885,074	36,036
	Kintetsu Group Holdings Co. Ltd.	1,723,310	35,908
	Japan Steel Works Ltd.	586,673	35,590
	Tokyo Tatemono Co. Ltd.	1,777,632	35,581
	Yakult Honsha Co. Ltd.	2,173,950	35,450
	Kinden Corp.	1,033,072	35,326
	NH Foods Ltd.	891,322	35,317
*,1	Metaplanet Inc.	8,982,600	35,298
	Gunma Bank Ltd.	3,159,997	35,133
	Amada Co. Ltd.	2,833,157	34,818
	Nissin Foods Holdings Co. Ltd.	1,843,337	34,720
	Kyushu Railway Co.	1,307,177	34,552
	Odakyu Electric Railway Co. Ltd.	3,065,581	34,451
	ZOZO Inc.	3,735,687	34,326
	United Urban Investment Corp.	28,171	34,191
	Open House Group Co. Ltd.	658,137	34,054
	Kyowa Kirin Co. Ltd.	2,177,501	34,040
	Kurita Water Industries Ltd.	999,184	34,020
[1]	SUMCO Corp.	3,188,821	33,906
	NOF Corp.	1,928,403	33,648
	Kobe Bussan Co. Ltd.	1,220,174	33,628
	Sapporo Holdings Ltd.	671,399	33,534
	Santen Pharmaceutical Co. Ltd.	3,009,402	33,408
	MonotaRO Co. Ltd.	2,280,815	33,115
	McDonald's Holdings Co. Japan Ltd.	789,200	33,098
	Iyogin Holdings Inc.	2,186,160	33,015
	Orix JREIT Inc.	48,374	32,799
	Daiwa House REIT Investment Corp.	38,296	32,626
	Seiko Epson Corp.	2,515,485	32,179
	Kuraray Co. Ltd.	2,791,870	32,091
	Lixil Corp.	2,579,268	31,727
	Asahi Intecc Co. Ltd.	1,950,795	31,701
	Marui Group Co. Ltd.	1,477,728	31,631
	Tohoku Electric Power Co. Inc.	4,351,958	31,600
	Hirose Electric Co. Ltd.	254,004	31,598
	Nikon Corp.	2,716,098	31,584
	Oracle Corp. Japan	308,970	31,547
	Tobu Railway Co. Ltd.	1,764,627	31,505
	Rohto Pharmaceutical Co. Ltd.	1,871,014	31,502
	Nomura Real Estate Holdings Inc.	4,879,485	31,095
	Invincible Investment Corp.	67,750	30,894
[1]	Tokyo Metro Co. Ltd.	2,695,200	30,890
	Socionext Inc.	1,620,990	30,464
	Tokyo Ohka Kogyo Co. Ltd.	925,347	30,238
	Medipal Holdings Corp.	1,756,956	30,229
	Persol Holdings Co. Ltd.	16,470,770	29,999
	Horiba Ltd.	351,935	29,746
	BIPROGY Inc.	726,078	29,621
	Air Water Inc.	1,709,995	29,373
	Shimamura Co. Ltd.	433,096	28,959
	Sankyo Co. Ltd.	1,657,170	28,791
	Sega Sammy Holdings Inc.	1,366,419	28,791
	Electric Power Development Co. Ltd.	1,536,323	28,788
	Takashimaya Co. Ltd.	2,508,474	28,690
	Zenkoku Hosho Co. Ltd.	1,248,286	28,285

		Shares	Market Value ($000)
	Toyo Tire Corp.	1,065,067	28,277
	Hamamatsu Photonics KK	2,614,094	28,258
[1]	ANA Holdings Inc.	1,456,288	28,135
	Mitsubishi Gas Chemical Co. Inc.	1,541,710	27,507
	Japan Hotel REIT Investment Corp.	45,465	27,408
	Advance Residence Investment Corp.	24,283	27,279
	Nisshin Seifun Group Inc.	2,218,119	27,232
	Japan Airlines Co. Ltd.	1,346,348	27,109
	THK Co. Ltd.	977,786	26,992
	Yamazaki Baking Co. Ltd.	1,208,455	26,904
	Taiheiyo Cement Corp.	1,023,303	26,563
	Koito Manufacturing Co. Ltd.	1,741,274	26,349
	77 Bank Ltd.	626,144	26,061
	Takasago Thermal Engineering Co. Ltd.	936,102	26,053
	Hitachi Construction Machinery Co. Ltd.	815,018	26,044
	Mitsui E&S Co. Ltd.	862,569	26,023
	Hokuhoku Financial Group Inc.	995,695	26,008
	Kewpie Corp.	943,771	25,765
	Kandenko Co. Ltd.	938,172	25,721
	Keio Corp.	994,827	25,667
	COMSYS Holdings Corp.	1,029,444	25,643
	Taiyo Yuden Co. Ltd.	1,130,548	25,250
	Sumitomo Heavy Industries Ltd.	1,049,108	25,210
	Credit Saison Co. Ltd.	944,453	25,184
	EXEO Group Inc.	1,735,388	25,112
	Cosmo Energy Holdings Co. Ltd.	1,035,046	24,979
	Toyo Seikan Group Holdings Ltd.	1,078,342	24,600
*,1	Kioxia Holdings Corp.	744,700	24,459
	Kamigumi Co. Ltd.	800,905	24,294
	DMG Mori Co. Ltd.	1,204,281	24,198
	Kansai Paint Co. Ltd.	1,474,673	24,035
	Hirogin Holdings Inc.	2,442,992	23,766
	Tokyo Seimitsu Co. Ltd.	348,999	23,617
	Nifco Inc.	780,867	23,551
	Lion Corp.	2,253,354	23,539
	Yamaha Corp.	3,544,754	23,536
[1]	Tsuruha Holdings Inc.	1,466,270	23,465
	Modec Inc.	420,017	23,433
	GMO Payment Gateway Inc.	416,750	23,377
	Rinnai Corp.	974,381	23,077
	Fujitec Co. Ltd.	603,934	23,031
	Japan Prime Realty Investment Corp.	32,993	23,004
	Nabtesco Corp.	1,008,922	22,805
	Dexerials Corp.	1,484,241	22,760
	Sugi Holdings Co. Ltd.	942,440	22,726
	ALSOK Co. Ltd.	3,008,935	22,707
	Kadokawa Corp.	924,744	22,543
	Alfresa Holdings Corp.	1,570,640	22,485
	Mitsubishi Materials Corp.	1,187,311	22,268
	Sankyu Inc.	407,106	22,264
	Mitsubishi Logistics Corp.	2,713,780	22,222
	Iida Group Holdings Co. Ltd.	1,385,538	22,097
	Kyudenko Corp.	446,301	21,586
	NHK Spring Co. Ltd.	1,436,738	21,574
	Nagoya Railroad Co. Ltd.	1,797,732	21,472
	Daishi Hokuetsu Financial Group Inc.	2,216,852	21,449
	NSK Ltd.	4,156,779	21,443
	Toho Gas Co. Ltd.	692,753	21,326
	Suzuken Co. Ltd.	540,856	21,257
	Kyushu Financial Group Inc.	3,426,928	21,032
[1]	Nikkon Holdings Co. Ltd.	910,056	20,974
	Chugin Financial Group Inc.	1,424,282	20,909
	Keikyu Corp.	2,051,964	20,822
	Cosmos Pharmaceutical Corp.	348,108	20,341
	Nichirei Corp.	1,731,480	20,329
	JGC Holdings Corp.	1,987,457	20,289
	Japan Airport Terminal Co. Ltd.	634,796	20,230
	Nippon Electric Glass Co. Ltd.	616,970	20,229
	Sumitomo Rubber Industries Ltd.	1,667,258	20,216
	GS Yuasa Corp.	848,095	20,036

		Shares	Market Value ($000)
	Mitsui Fudosan Logistics Park Inc.	27,854	20,033
	Industrial & Infrastructure Fund Investment Corp.	21,799	20,022
	Stanley Electric Co. Ltd.	988,501	19,939
	Ulvac Inc.	457,838	19,894
	Daicel Corp.	2,176,799	19,818
	Penta-Ocean Construction Co. Ltd.	2,510,551	19,766
	Maruwa Co. Ltd.	75,429	19,703
	Taiyo Holdings Co. Ltd.	360,559	19,676
	Yamaguchi Financial Group Inc.	1,616,510	19,627
	Coca-Cola Bottlers Japan Holdings Inc.	1,098,920	19,602
	Kakaku.com Inc.	1,135,006	19,494
	JTEKT Corp.	1,957,831	19,429
	Resorttrust Inc.	1,528,740	19,388
	Yamato Kogyo Co. Ltd.	314,254	19,306
	Nishi-Nippon Financial Holdings Inc.	1,141,227	19,303
	Keihan Holdings Co. Ltd.	847,629	19,255
	Sekisui House REIT Inc.	35,604	19,169
	Nankai Electric Railway Co. Ltd.	1,009,565	19,033
	Iwatani Corp.	1,740,728	19,017
	Nippon Accommodations Fund Inc.	21,278	19,002
	Alps Alpine Co. Ltd.	1,499,037	18,975
	DIC Corp.	761,047	18,759
	Internet Initiative Japan Inc.	1,053,624	18,647
	Dowa Holdings Co. Ltd.	510,947	18,615
	Kokuyo Co. Ltd.	3,122,416	18,596
	Nagase & Co. Ltd.	856,789	18,511
	Sundrug Co. Ltd.	630,137	18,457
[1]	Toho Holdings Co. Ltd.	498,335	18,388
	Takara Holdings Inc.	1,557,696	18,387
*	Sumitomo Pharma Co. Ltd.	1,579,001	18,299
	Mitsui-Soko Holdings Co. Ltd.	653,101	18,257
	Nippon Gas Co. Ltd.	973,411	18,205
	Nissui Corp.	2,549,001	17,960
	Organo Corp.	231,288	17,719
	ADEKA Corp.	793,440	17,675
	Activia Properties Inc.	19,392	17,651
	Canon Marketing Japan Inc.	435,938	17,630
	Macnica Holdings Inc.	1,268,099	17,547
	Miura Co. Ltd.	888,264	17,450
	Senko Group Holdings Co. Ltd.	1,250,965	17,209
	INFRONEER Holdings Inc.	1,651,191	17,169
	Nichias Corp.	456,974	17,166
	Hakuhodo DY Holdings Inc.	2,131,429	17,110
	Nihon Kohden Corp.	1,487,206	17,011
	Yamada Holdings Co. Ltd.	5,146,800	16,890
	Kobayashi Pharmaceutical Co. Ltd.	462,604	16,777
*	Visional Inc.	218,027	16,680
	Wacoal Holdings Corp.	438,071	16,677
	Amano Corp.	588,348	16,675
	Chugoku Electric Power Co. Inc.	2,916,781	16,611
	Japan Elevator Service Holdings Co. Ltd.	1,305,914	16,576
*	Money Forward Inc.	408,523	16,522
	Shiga Bank Ltd.	360,111	16,469
	Tokyo Century Corp.	1,290,496	16,438
	ABC-Mart Inc.	826,655	16,398
	Sumitomo Bakelite Co. Ltd.	489,654	16,398
	Ezaki Glico Co. Ltd.	478,916	16,392
	Kanematsu Corp.	776,006	16,346
	Japan Logistics Fund Inc.	24,305	16,075
	Fuyo General Lease Co. Ltd.	536,045	16,021
	Zeon Corp.	1,437,341	15,976
	Tomy Co. Ltd.	737,304	15,938
*	Mercari Inc.	1,035,630	15,928
	Casio Computer Co. Ltd.	1,934,966	15,901
	Toyoda Gosei Co. Ltd.	636,874	15,817
	Mitsubishi Motors Corp.	5,834,047	15,791
	OBIC Business Consultants Co. Ltd.	256,656	15,789
	Tokuyama Corp.	635,529	15,769
	NSD Co. Ltd.	670,105	15,754
	Daiwabo Holdings Co. Ltd.	789,031	15,723

		Shares	Market Value ($000)
	Hazama Ando Corp.	1,370,401	15,506
	Konica Minolta Inc.	4,337,737	15,432
	MEITEC Group Holdings Inc.	714,449	15,412
	North Pacific Bank Ltd.	3,059,142	15,369
	Park24 Co. Ltd.	1,196,842	15,290
	Tsumura & Co.	622,742	15,284
	Morinaga Milk Industry Co. Ltd.	645,550	15,118
	Anritsu Corp.	1,183,728	15,066
	NS Solutions Corp.	615,680	15,014
	UACJ Corp.	1,377,192	14,944
	Mabuchi Motor Co. Ltd.	851,268	14,891
	Kagome Co. Ltd.	762,546	14,838
	Teijin Ltd.	1,744,666	14,826
	Jeol Ltd.	430,736	14,756
	LaSalle Logiport REIT	15,138	14,687
	Welcia Holdings Co. Ltd.	803,184	14,659
	Makino Milling Machine Co. Ltd.	188,233	14,584
	Mirait One Corp.	747,872	14,579
	PAL GROUP Holdings Co. Ltd.	856,360	14,554
*,2	Yaoko Co. Ltd.	224,578	14,513
	Nojima Corp.	527,584	14,456
	Nipro Corp.	1,411,633	14,373
	Rakus Co. Ltd.	1,562,730	14,363
*	SHIFT Inc.	1,691,590	14,317
	Sanki Engineering Co. Ltd.	426,666	14,226
	AEON REIT Investment Corp.	16,126	14,145
	UBE Corp.	908,674	14,021
	Shikoku Electric Power Co. Inc.	1,578,623	14,009
	Goldwin Inc.	815,378	13,871
	Round One Corp.	1,558,341	13,788
	SWCC Corp.	261,851	13,755
[1]	Koei Tecmo Holdings Co. Ltd.	1,056,548	13,751
	Aozora Bank Ltd.	876,400	13,701
	GMO internet group Inc.	557,856	13,645
	Frontier Real Estate Investment Corp.	22,589	13,641
	Yonex Co. Ltd.	532,359	13,638
	Calbee Inc.	705,421	13,626
	Maruichi Steel Tube Ltd.	1,561,581	13,588
	Nihon M&A Center Holdings Inc.	2,659,984	13,564
[1]	Hokkaido Electric Power Co. Inc.	1,846,736	13,516
	Rorze Corp.	896,020	13,445
	Inaba Denki Sangyo Co. Ltd.	471,708	13,398
	Toridoll Holdings Corp.	412,576	13,373
	Fuji Corp.	731,700	13,327
	Toda Corp.	1,935,510	13,325
	Meidensha Corp.	334,439	13,275
	Seino Holdings Co. Ltd.	897,190	13,214
[1]	Citizen Watch Co. Ltd.	1,947,617	13,202
	Comforia Residential REIT Inc.	5,992	13,170
	Hisamitsu Pharmaceutical Co. Inc.	472,463	13,168
	Hulic REIT Inc.	11,478	13,163
	Sotetsu Holdings Inc.	729,625	13,123
	Nippon Shokubai Co. Ltd.	1,059,892	13,062
	Sawai Group Holdings Co. Ltd.	961,203	13,060
	Kaneka Corp.	458,744	13,047
	Hyakugo Bank Ltd.	2,107,274	12,965
	Hanwa Co. Ltd.	304,022	12,929
	Mori Hills REIT Investment Corp.	13,260	12,824
	Daiwa Securities Living Investments Corp.	17,643	12,813
*	Sharp Corp.	2,286,494	12,810
	Tokai Carbon Co. Ltd.	1,818,614	12,665
	K's Holdings Corp.	1,166,043	12,595
	Rengo Co. Ltd.	1,987,270	12,551
	Pigeon Corp.	1,043,982	12,536
	SHO-BOND Holdings Co. Ltd.	380,134	12,500
	Nippon Television Holdings Inc.	468,000	12,473
	Aica Kogyo Co. Ltd.	494,675	12,444
	Kyoritsu Maintenance Co. Ltd.	574,188	12,409
	San-In Godo Bank Ltd.	1,338,412	12,408
	Max Co. Ltd.	325,884	12,398

		Shares	Market Value ($000)
	Nippon Kayaku Co. Ltd.	1,318,598	12,373
	Suruga Bank Ltd.	1,190,204	12,369
	DTS Corp.	1,390,408	12,301
	Kusuri no Aoki Holdings Co. Ltd.	452,606	12,249
	NOK Corp.	693,818	12,180
	SKY Perfect JSAT Holdings Inc.	1,289,676	12,139
	Toyota Boshoku Corp.	731,195	12,102
	Nitto Boseki Co. Ltd.	269,023	11,989
	H.U. Group Holdings Inc.	518,153	11,987
	Denka Co. Ltd.	777,297	11,974
	Kose Corp.	298,746	11,971
	Tsubakimoto Chain Co.	822,458	11,935
[1]	Yoshinoya Holdings Co. Ltd.	584,251	11,879
	Sinfonia Technology Co. Ltd.	190,675	11,730
	H2O Retailing Corp.	799,950	11,722
	Meiko Electronics Co. Ltd.	176,505	11,722
	Acom Co. Ltd.	3,581,125	11,644
	Daiwa Office Investment Corp.	4,691	11,578
	Micronics Japan Co. Ltd.	291,305	11,549
	Nippon Shinyaku Co. Ltd.	509,612	11,512
	House Foods Group Inc.	586,548	11,501
	Ito En Ltd.	487,512	11,475
	Mori Trust REIT Inc.	22,323	11,442
	Ain Holdings Inc.	241,965	11,425
	Dai-Dan Co. Ltd.	272,292	11,393
	Morinaga & Co. Ltd.	642,204	11,381
	Kotobuki Spirits Co. Ltd.	922,745	11,304
	TBS Holdings Inc.	297,062	11,267
	Seiko Group Corp.	254,965	11,266
	Daido Steel Co. Ltd.	1,292,655	11,159
	Japan Petroleum Exploration Co. Ltd.	1,276,925	11,127
	Tokyo Kiraboshi Financial Group Inc.	228,340	11,096
	Takeuchi Manufacturing Co. Ltd.	316,098	11,051
[1]	Create Restaurants Holdings Inc.	2,109,436	11,025
	Glory Ltd.	445,072	11,010
	NTT UD REIT Investment Corp.	11,942	10,989
	Namura Shipbuilding Co. Ltd.	473,600	10,919
	Tokyu REIT Inc.	8,044	10,887
	Mizuho Leasing Co. Ltd.	1,225,200	10,788
[1]	DeNA Co. Ltd.	675,605	10,610
	EDION Corp.	723,268	10,582
	Pilot Corp.	325,324	10,542
	Sumitomo Warehouse Co. Ltd.	498,458	10,488
	JVCKenwood Corp.	1,339,673	10,425
	Relo Group Inc.	863,381	10,411
	Kanadevia Corp.	1,503,445	10,392
	Juroku Financial Group Inc.	279,194	10,386
[1]	Colowide Co. Ltd.	840,344	10,377
	Seven Bank Ltd.	5,212,323	10,284
	Ship Healthcare Holdings Inc.	663,345	10,256
	Mitsubishi Estate Logistics REIT Investment Corp.	12,458	10,254
	Nishi-Nippon Railroad Co. Ltd.	645,260	10,188
	Starts Corp. Inc.	296,037	10,160
	Japan Excellent Inc.	10,337	10,152
	Nisshinbo Holdings Inc.	1,318,091	10,141
	Inabata & Co. Ltd.	428,135	10,096
	Okamura Corp.	634,239	10,063
	Ushio Inc.	637,480	10,031
	Simplex Holdings Inc.	341,405	10,019
	NTN Corp.	4,354,739	10,005
	NIPPON REIT Investment Corp.	15,189	9,944
	Heiwa Real Estate REIT Inc.	9,659	9,921
	Kiyo Bank Ltd.	501,727	9,914
	Ferrotec Corp.	366,542	9,896
	AEON Financial Service Co. Ltd.	969,049	9,863
	Daihen Corp.	177,134	9,835
	Kumagai Gumi Co. Ltd.	1,157,000	9,793
	Anycolor Inc.	256,400	9,768
	Toei Animation Co. Ltd.	472,700	9,757
	OKUMA Corp.	427,302	9,742

		Shares	Market Value ($000)
	CKD Corp.	525,052	9,740
	TKC Corp.	340,812	9,735
	Itoham Yonekyu Holdings Inc.	252,802	9,725
	Dentsu Soken Inc.	221,690	9,721
	Shibaura Mechatronics Corp.	109,700	9,667
	Nishimatsu Construction Co. Ltd.	272,898	9,663
	Yodogawa Steel Works Ltd.	1,098,855	9,645
	ARE Holdings Inc.	661,526	9,604
	Fuji Oil Co. Ltd.	392,865	9,524
	Harmonic Drive Systems Inc.	533,108	9,522
	Osaka Soda Co. Ltd.	850,765	9,514
	Hoshino Resorts REIT Inc.	5,204	9,479
	Nippon Soda Co. Ltd.	406,650	9,478
	DCM Holdings Co. Ltd.	874,639	9,473
	Seiren Co. Ltd.	457,069	9,427
*	PeptiDream Inc.	878,243	9,395
	Mizuno Corp.	520,683	9,391
	Maruha Nichiro Corp.	404,788	9,382
	Sangetsu Corp.	445,241	9,336
	Senshu Ikeda Holdings Inc.	2,128,268	9,306
	Toagosei Co. Ltd.	908,596	9,256
	Aiful Corp.	2,733,947	9,205
	Hokuriku Electric Power Co.	1,608,913	9,181
	Tokai Tokyo Financial Holdings Inc.	2,308,004	9,181
*	Sansan Inc.	710,195	9,163
	Musashi Seimitsu Industry Co. Ltd.	392,367	9,139
	Okumura Corp.	285,677	9,125
[1]	Bic Camera Inc.	821,659	9,082
	Toei Co. Ltd.	249,030	9,044
	KOMEDA Holdings Co. Ltd.	430,506	9,041
	Star Asia Investment Corp.	22,107	9,016
[1]	Fuji Media Holdings Inc.	380,333	8,993
	Bank of Nagoya Ltd.	372,132	8,912
	Seria Co. Ltd.	423,852	8,909
	As One Corp.	534,506	8,876
	Kaga Electronics Co. Ltd.	370,914	8,873
	Nippn Corp.	565,419	8,857
	Fukuoka REIT Corp.	6,899	8,832
	Tokai Rika Co. Ltd.	488,341	8,817
	Monex Group Inc.	1,563,941	8,811
	Megmilk Snow Brand Co. Ltd.	439,294	8,794
	Lintec Corp.	357,712	8,793
	Saizeriya Co. Ltd.	260,727	8,751
	Duskin Co. Ltd.	335,794	8,744
	Daiseki Co. Ltd.	378,339	8,739
	Jaccs Co. Ltd.	304,123	8,722
	Katitas Co. Ltd.	460,463	8,721
	OSG Corp.	608,089	8,715
	Japan Securities Finance Co. Ltd.	692,438	8,708
	Raito Kogyo Co. Ltd.	398,505	8,688
	Kissei Pharmaceutical Co. Ltd.	298,158	8,682
	Chugoku Marine Paints Ltd.	358,374	8,680
	Nanto Bank Ltd.	251,631	8,642
	Furuno Electric Co. Ltd.	225,438	8,622
	Nisshin Oillio Group Ltd.	245,273	8,619
	Nihon Parkerizing Co. Ltd.	926,326	8,566
	Pacific Industrial Co. Ltd.	476,441	8,549
	Paramount Bed Holdings Co. Ltd.	348,738	8,546
	Arcs Co. Ltd.	399,768	8,534
	Keiyo Bank Ltd.	996,778	8,528
	Takasago International Corp.	779,955	8,519
	Takuma Co. Ltd.	560,039	8,502
	Izumi Co. Ltd.	384,381	8,480
	Taikisha Ltd.	439,448	8,477
	Global One Real Estate Investment Corp.	8,765	8,477
	Monogatari Corp.	292,362	8,427
	KYB Corp.	313,332	8,305
	Oki Electric Industry Co. Ltd.	753,797	8,206
	Systena Corp.	2,288,898	8,191
	Financial Partners Group Co. Ltd.	509,608	8,180

		Shares	Market Value ($000)
	Exedy Corp.	229,760	8,070
	Kasumigaseki Capital Co. Ltd.	124,300	8,059
	JAFCO Group Co. Ltd.	460,213	8,045
	Nippon Paper Industries Co. Ltd.	972,447	8,010
	Workman Co. Ltd.	189,200	7,990
	Tamron Co. Ltd.	1,143,128	7,985
	Hokkoku Financial Holdings Inc.	1,705,530	7,907
	Towa Corp.	547,845	7,905
	Nippon Light Metal Holdings Co. Ltd.	553,198	7,847
	Kato Sangyo Co. Ltd.	199,421	7,846
	Noritake Co. Ltd.	245,596	7,840
	Nakanishi Inc.	565,102	7,831
	TOKAI Holdings Corp.	1,107,287	7,791
	Bunka Shutter Co. Ltd.	503,878	7,766
	Valor Holdings Co. Ltd.	394,935	7,761
	PALTAC Corp.	247,319	7,738
	Musashino Bank Ltd.	282,363	7,714
	Okasan Securities Group Inc.	1,668,248	7,701
	Takara Standard Co. Ltd.	435,437	7,685
	TS Tech Co. Ltd.	610,090	7,666
	U-Next Holdings Co. Ltd.	524,932	7,656
	Japan Material Co. Ltd.	620,788	7,653
	C Uyemura & Co. Ltd.	96,200	7,600
	Sumitomo Osaka Cement Co. Ltd.	285,562	7,502
	Chudenko Corp.	281,646	7,493
	Kureha Corp.	290,112	7,490
	Ohsho Food Service Corp.	299,164	7,477
	Tocalo Co. Ltd.	503,903	7,401
	Ogaki Kyoritsu Bank Ltd.	314,840	7,371
	Justsystems Corp.	227,260	7,360
	Daiei Kankyo Co. Ltd.	324,300	7,331
	Uchida Yoko Co. Ltd.	89,765	7,325
	Awa Bank Ltd.	291,699	7,301
	Sakata Seed Corp.	295,193	7,267
	Japan Aviation Electronics Industry Ltd.	426,266	7,235
	Kitz Corp.	633,561	7,223
	Hyakujushi Bank Ltd.	206,998	7,185
	Daiichikosho Co. Ltd.	632,786	7,157
	Leopalace21 Corp.	1,480,740	7,148
	Tadano Ltd.	1,013,367	7,137
[1]	Shochiku Co. Ltd.	85,614	7,121
	Kaken Pharmaceutical Co. Ltd.	286,606	7,082
	Fujimi Inc.	482,105	7,038
	San-A Co. Ltd.	372,870	7,018
	Riken Keiki Co. Ltd.	332,418	7,005
	Kanamoto Co. Ltd.	287,837	7,002
	Aichi Financial Group Inc.	332,585	6,994
	Toa Corp.	494,464	6,987
	Toyo Ink SC Holdings Co. Ltd.	328,015	6,931
	Nextage Co. Ltd.	432,483	6,907
	JINS Holdings Inc.	111,034	6,878
	Hosiden Corp.	431,090	6,845
	Gunze Ltd.	267,912	6,844
	Hankyu Hanshin REIT Inc.	5,902	6,810
	Itoki Corp.	407,500	6,754
	Heiwa Corp.	475,218	6,753
*,1	Hino Motors Ltd.	2,573,307	6,719
	TOMONY Holdings Inc.	1,480,704	6,714
	Sakata INX Corp.	427,048	6,708
	FP Corp.	394,338	6,707
	Ryoyo Ryosan Holdings Inc.	332,385	6,703
	Pola Orbis Holdings Inc.	742,487	6,701
	Trusco Nakayama Corp.	415,484	6,696
	JMDC Inc.	219,900	6,666
	Appier Group Inc.	634,100	6,658
	Yellow Hat Ltd.	582,766	6,655
	Okinawa Cellular Telephone Co.	376,326	6,645
	Mixi Inc.	308,883	6,643
	San-Ai Obbli Co. Ltd.	469,687	6,628
[1]	Hokuetsu Corp.	976,754	6,572

		Shares	Market Value ($000)
	MOS Food Services Inc.	244,769	6,540
	Autobacs Seven Co. Ltd.	596,863	6,515
	Totetsu Kogyo Co. Ltd.	222,339	6,497
	FCC Co. Ltd.	298,947	6,488
	Joyful Honda Co. Ltd.	438,649	6,449
	Fuji Seal International Inc.	335,130	6,439
	Ai Holdings Corp.	338,582	6,410
	GungHo Online Entertainment Inc.	349,918	6,400
	Tsugami Corp.	397,707	6,394
	Digital Garage Inc.	261,452	6,391
	Ariake Japan Co. Ltd.	158,730	6,378
	Nittetsu Mining Co. Ltd.	472,380	6,368
	Kurabo Industries Ltd.	133,138	6,347
	SMS Co. Ltd.	599,989	6,323
	Open Up Group Inc.	510,846	6,262
	Mitsubishi Pencil Co. Ltd.	424,076	6,209
	Future Corp.	395,076	6,199
	Fukuda Denshi Co. Ltd.	136,082	6,191
[1]	Kurimoto Ltd.	490,220	6,119
	Iino Kaiun Kaisha Ltd.	764,579	6,115
	ARCLANDS Corp.	461,913	6,082
	Maruzen Showa Unyu Co. Ltd.	129,446	6,076
	Happinet Corp.	130,220	6,067
	Funai Soken Holdings Inc.	347,432	6,062
	Toho Bank Ltd.	1,932,182	6,060
	Toyobo Co. Ltd.	784,115	6,024
	Yurtec Corp.	330,357	6,022
	Konoike Transport Co. Ltd.	270,860	5,995
	Hamakyorex Co. Ltd.	564,636	5,985
	Mitsuboshi Belting Ltd.	238,961	5,979
	Aoyama Trading Co. Ltd.	361,972	5,967
	Noritsu Koki Co. Ltd.	500,937	5,966
	Heiwa Real Estate Co. Ltd.	373,410	5,960
	Life Corp.	348,104	5,939
	Wacom Co. Ltd.	1,070,335	5,903
	Galilei Co. Ltd.	229,986	5,883
	Sumitomo Densetsu Co. Ltd.	135,658	5,851
	Rigaku Holdings Corp.	964,100	5,848
	Sanyo Denki Co. Ltd.	245,388	5,843
*	Sanken Electric Co. Ltd.	120,338	5,842
	Fuji Kyuko Co. Ltd.	335,858	5,839
	Tokyu Construction Co. Ltd.	772,566	5,837
	Japan Wool Textile Co. Ltd.	518,727	5,833
	Shibaura Electronics Co. Ltd.	121,000	5,827
	Belc Co. Ltd.	111,402	5,818
	YAMABIKO Corp.	336,554	5,781
	Hogy Medical Co. Ltd.	159,208	5,775
	Sun Corp.	103,800	5,746
	Megachips Corp.	114,022	5,716
	Yokogawa Bridge Holdings Corp.	296,371	5,668
[1]	Nomura Micro Science Co. Ltd.	255,500	5,664
	Fuso Chemical Co. Ltd.	170,674	5,646
	CRE Logistics REIT Inc.	5,477	5,637
	Itochu Enex Co. Ltd.	420,374	5,617
	Tosei Corp.	238,702	5,610
	Heiwado Co. Ltd.	285,592	5,609
	Nippon Densetsu Kogyo Co. Ltd.	290,455	5,607
	Topre Corp.	357,108	5,595
	Nomura Co. Ltd.	781,757	5,593
	Shibaura Machine Co. Ltd.	196,648	5,592
	TechMatrix Corp.	379,858	5,559
	Ricoh Leasing Co. Ltd.	140,953	5,551
	Taihei Dengyo Kaisha Ltd.	392,520	5,543
	Ichigo Office REIT Investment Corp.	8,624	5,513
	Argo Graphics Inc.	658,404	5,506
	Nissin Corp.	100,854	5,498
	Shinmaywa Industries Ltd.	439,511	5,496
	Create SD Holdings Co. Ltd.	245,004	5,496
	Hiday Hidaka Corp.	225,885	5,465
	Nitto Kogyo Corp.	222,201	5,430

		Shares	Market Value ($000)
	Mani Inc.	628,692	5,411
	Kyokuto Kaihatsu Kogyo Co. Ltd.	294,267	5,409
	Yamanashi Chuo Bank Ltd.	249,027	5,386
	Mirai Corp.	16,333	5,362
	T Hasegawa Co. Ltd.	272,326	5,361
*,1	Atom Corp.	1,232,140	5,331
	Matsui Securities Co. Ltd.	1,024,172	5,313
	Royal Holdings Co. Ltd.	286,080	5,292
	Morita Holdings Corp.	337,246	5,290
	Daio Paper Corp.	877,127	5,278
	Toyo Construction Co. Ltd.	448,540	5,267
	First Bank of Toyama Ltd.	504,807	5,237
	MCJ Co. Ltd.	563,326	5,230
	Fujita Kanko Inc.	73,827	5,227
	KH Neochem Co. Ltd.	277,545	5,226
	Aichi Steel Corp.	286,940	5,225
	Nichicon Corp.	521,815	5,218
	JCU Corp.	168,736	5,198
	Transcosmos Inc.	207,061	5,163
	Zuken Inc.	155,366	5,142
	Shoei Co. Ltd.	432,272	5,135
	Fukuyama Transporting Co. Ltd.	204,831	5,093
	PILLAR Corp.	182,849	5,081
	Komeri Co. Ltd.	227,103	5,063
	Digital Arts Inc.	97,485	5,057
	Mandom Corp.	335,641	5,057
	Tsukishima Holdings Co. Ltd.	254,506	5,053
	Nohmi Bosai Ltd.	197,681	5,035
	Nippon Seiki Co. Ltd.	419,250	5,034
	Elecom Co. Ltd.	402,148	5,008
	BML Inc.	199,830	4,994
	World Co. Ltd.	258,747	4,990
	Axial Retailing Inc.	625,576	4,955
	Central Glass Co. Ltd.	223,890	4,949
	Takara Leben Real Estate Investment Corp.	7,756	4,934
	Maxell Ltd.	341,491	4,922
	Mitsuuroko Group Holdings Co. Ltd.	316,014	4,905
	UT Group Co. Ltd.	265,166	4,902
	Ichigo Inc.	1,712,016	4,880
	Nikkiso Co. Ltd.	485,286	4,855
	Kohnan Shoji Co. Ltd.	170,247	4,849
	SOSiLA Logistics REIT Inc.	6,041	4,849
	Tri Chemical Laboratories Inc.	245,759	4,836
	San ju San Financial Group Inc.	198,247	4,833
	Chiba Kogyo Bank Ltd.	443,600	4,831
	Nishimatsuya Chain Co. Ltd.	333,375	4,818
	Shibuya Corp.	209,121	4,818
	Arata Corp.	228,786	4,801
[1]	OSAKA Titanium Technologies Co. Ltd.	272,880	4,794
	Oita Bank Ltd.	137,222	4,782
	Noevir Holdings Co. Ltd.	158,384	4,779
	METAWATER Co. Ltd.	232,535	4,771
	Totech Corp.	222,100	4,736
	JBCC Holdings Inc.	535,400	4,730
	Onward Holdings Co. Ltd.	1,000,670	4,728
	Mitsui High-Tec Inc.	899,975	4,714
	Cybozu Inc.	203,432	4,697
	United Super Markets Holdings Inc.	720,148	4,694
	Npr Riken Corp.	225,926	4,692
	Hosokawa Micron Corp.	119,386	4,690
	Ryobi Ltd.	249,711	4,688
	Sumitomo Riko Co. Ltd.	314,709	4,687
	Premium Group Co. Ltd.	322,200	4,683
[1]	Lifedrink Co. Inc.	304,496	4,682
	Central Automotive Products Ltd.	375,241	4,668
*	Nxera Pharma Co. Ltd.	693,000	4,667
	Token Corp.	46,356	4,665
	Maeda Kosen Co. Ltd.	355,454	4,662
	Japan Lifeline Co. Ltd.	456,819	4,661
	Earth Corp.	133,635	4,658

		Shares	Market Value ($000)
	Nissan Shatai Co. Ltd.	556,741	4,634
	Optex Group Co. Ltd.	322,687	4,592
	Tokyotokeiba Co. Ltd.	126,182	4,591
	Miyazaki Bank Ltd.	148,429	4,583
	Tokyo Steel Manufacturing Co. Ltd.	463,715	4,569
	JAC Recruitment Co. Ltd.	621,956	4,550
	Mitani Sekisan Co. Ltd.	77,037	4,550
	Genky DrugStores Co. Ltd.	133,220	4,526
	Towa Pharmaceutical Co. Ltd.	225,462	4,512
[1]	Krosaki Harima Corp.	161,260	4,495
	Tsuburaya Fields Holdings Inc.	293,258	4,490
	Shin Nippon Air Technologies Co. Ltd.	219,006	4,487
	Nitta Corp.	159,700	4,483
	and ST HD Co. Ltd.	220,797	4,471
	Doutor Nichires Holdings Co. Ltd.	250,776	4,459
[1]	Sakura Internet Inc.	208,200	4,453
	Yuasa Trading Co. Ltd.	129,911	4,445
	Nishio Holdings Co. Ltd.	152,385	4,417
[1]	Union Tool Co.	84,341	4,361
	WingArc1st Inc.	197,348	4,360
	HIS Co. Ltd.	457,944	4,342
	Wakita & Co. Ltd.	346,068	4,338
	ESPEC Corp.	186,272	4,327
	Menicon Co. Ltd.	558,577	4,302
	Eiken Chemical Co. Ltd.	265,334	4,301
	Techno Ryowa Ltd.	128,202	4,297
	Toshiba TEC Corp.	209,788	4,291
[1]	Dip Corp.	271,489	4,269
	Showa Sangyo Co. Ltd.	205,757	4,241
[1]	Kura Sushi Inc.	184,630	4,233
	Idec Corp.	258,971	4,231
	TPR Co. Ltd.	513,750	4,222
	Shikoku Kasei Holdings Corp.	279,515	4,219
	Eizo Corp.	285,054	4,214
	Okinawa Financial Group Inc.	161,498	4,211
	Fujibo Holdings Inc.	95,448	4,183
	Yahagi Construction Co. Ltd.	275,829	4,183
	Mochida Pharmaceutical Co. Ltd.	193,862	4,158
	Shin-Etsu Polymer Co. Ltd.	320,925	4,145
*,1	PKSHA Technology Inc.	156,366	4,083
[1]	TV Asahi Holdings Corp.	180,203	4,080
	Infomart Corp.	1,800,712	4,061
	Riken Vitamin Co. Ltd.	206,218	4,057
	Okamoto Industries Inc.	117,578	4,028
[1]	Koshidaka Holdings Co. Ltd.	433,416	4,018
	Mitsubishi Research Institute Inc.	114,779	4,017
[1]	Kisoji Co. Ltd.	243,219	4,014
	Nishikawa Rubber Co. Ltd.	203,067	4,006
	Sala Corp.	539,992	4,000
	m-up Holdings Inc.	278,800	3,990
	Furukawa Co. Ltd.	205,416	3,986
	Noritz Corp.	293,990	3,986
	Japan Pulp & Paper Co. Ltd.	825,430	3,982
	Kumiai Chemical Industry Co. Ltd.	711,916	3,981
	Nagawa Co. Ltd.	88,053	3,976
	Zacros Corp.	553,680	3,970
	ASAHI YUKIZAI Corp.	127,687	3,963
[1]	Ichibanya Co. Ltd.	624,530	3,958
	Tachi-S Co. Ltd.	296,832	3,945
	Teikoku Sen-I Co. Ltd.	179,431	3,936
	Hochiki Corp.	148,376	3,930
	Milbon Co. Ltd.	234,019	3,924
	Konishi Co. Ltd.	449,488	3,921
	Nichiha Corp.	210,743	3,921
	Nichireki Group Co. Ltd.	219,102	3,917
	Ishihara Sangyo Kaisha Ltd.	249,797	3,908
	Komori Corp.	380,650	3,906
	Kameda Seika Co. Ltd.	139,530	3,896
	Orient Corp.	569,069	3,888
	Takamatsu Construction Group Co. Ltd.	166,182	3,873

		Shares	Market Value ($000)
	Fuji Co. Ltd.	283,518	3,871
	TRE Holdings Corp.	367,781	3,861
	Eagle Industry Co. Ltd.	217,549	3,854
	Tsurumi Manufacturing Co. Ltd.	282,794	3,845
	AOKI Holdings Inc.	319,725	3,839
	Valqua Ltd.	151,073	3,835
	One REIT Inc.	6,381	3,833
	Sakai Moving Service Co. Ltd.	189,312	3,832
	Sinko Industries Ltd.	438,414	3,826
	Tanseisha Co. Ltd.	402,279	3,825
	ZERIA Pharmaceutical Co. Ltd.	278,718	3,821
	Asanuma Corp.	657,900	3,805
	Akita Bank Ltd.	156,425	3,788
	Weathernews Inc.	118,568	3,774
*	Chiyoda Corp.	1,417,264	3,766
	Hibiya Engineering Ltd.	125,852	3,758
	Meisei Industrial Co. Ltd.	342,423	3,758
[1]	Tokyo Keiki Inc.	117,095	3,743
	CTI Engineering Co. Ltd.	185,100	3,731
	Nachi-Fujikoshi Corp.	147,826	3,728
	Plus Alpha Consulting Co. Ltd.	220,053	3,718
	Yamae Group Holdings Co. Ltd.	193,300	3,708
	Sun Frontier Fudousan Co. Ltd.	234,357	3,707
	Raksul Inc.	460,292	3,707
	Asahi Kogyosha Co. Ltd.	175,200	3,701
	TOA ROAD Corp.	352,960	3,693
	Toyo Tanso Co. Ltd.	125,278	3,681
	Aisan Industry Co. Ltd.	289,983	3,671
	Keihanshin Building Co. Ltd.	331,712	3,669
	Yamaichi Electronics Co. Ltd.	154,112	3,659
[1]	Toho Titanium Co. Ltd.	303,344	3,652
	Daiichi Jitsugyo Co. Ltd.	196,769	3,616
	Saibu Gas Holdings Co. Ltd.	270,637	3,615
	Sato Corp.	235,758	3,613
	SBS Holdings Inc.	145,393	3,597
	Shikoku Bank Ltd.	350,042	3,583
[1]	S&B Foods Inc.	155,600	3,578
	Hioki EE Corp.	87,112	3,574
	Matsuda Sangyo Co. Ltd.	126,137	3,571
	Computer Engineering & Consulting Ltd.	221,104	3,563
	Yamazen Corp.	377,144	3,556
	Nippon Signal Co. Ltd.	429,541	3,534
	Mitsubishi Logisnext Co. Ltd.	286,113	3,503
	Doshisha Co. Ltd.	183,236	3,497
	Restar Corp.	196,527	3,490
	Katakura Industries Co. Ltd.	181,710	3,461
	Nippon Kanzai Holdings Co. Ltd.	182,541	3,446
	MEC Co. Ltd.	132,994	3,444
	Bank of Iwate Ltd.	131,273	3,443
	IDOM Inc.	483,395	3,431
	HI-LEX Corp.	187,791	3,426
	Bank of the Ryukyus Ltd.	343,205	3,415
	Matsuya Co. Ltd.	350,647	3,410
[1]	Imperial Hotel Ltd.	495,400	3,402
	Anest Iwata Corp.	320,965	3,399
[1]	Kanro Inc.	213,800	3,398
	Kamei Corp.	173,792	3,391
	Nihon Dengi Co. Ltd.	94,946	3,390
	Prima Meat Packers Ltd.	212,779	3,387
	Nissei ASB Machine Co. Ltd.	69,820	3,386
	Nippon Yakin Kogyo Co. Ltd.	116,437	3,364
[1]	Sagami Holdings Corp.	268,767	3,364
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	127,440	3,358
	Futaba Industrial Co. Ltd.	517,028	3,356
[1]	Ringer Hut Co. Ltd.	215,641	3,331
	Japan Transcity Corp.	427,688	3,329
	AZ-COM MARUWA Holdings Inc.	460,682	3,327
	Prestige International Inc.	745,011	3,322
	Kyorin Pharmaceutical Co. Ltd.	331,606	3,321
	Toenec Corp.	349,815	3,305

		Shares	Market Value ($000)
	Okinawa Electric Power Co. Inc.	479,663	3,281
	SIGMAXYZ Holdings Inc.	523,884	3,276
	Nippon Parking Development Co. Ltd.	1,686,231	3,274
	Starzen Co. Ltd.	403,080	3,273
	A&D HOLON Holdings Co. Ltd.	237,800	3,255
	CAC Holdings Corp.	220,860	3,254
	NS United Kaiun Kaisha Ltd.	94,927	3,250
*,1	Medley Inc.	197,000	3,243
	Seika Corp.	242,592	3,242
	Shinnihon Corp.	259,848	3,236
	RS Technologies Co. Ltd.	129,130	3,227
	DKS Co. Ltd.	80,742	3,221
	Itochu-Shokuhin Co. Ltd.	46,513	3,219
	Nissha Co. Ltd.	333,832	3,217
*	Net Protections Holdings Inc.	537,300	3,207
	eGuarantee Inc.	288,975	3,196
	Iriso Electronics Co. Ltd.	160,033	3,190
[1]	Shoei Foods Corp.	112,264	3,180
	Marusan Securities Co. Ltd.	496,519	3,173
	Alconix Corp.	221,629	3,167
	Shinagawa Refractories Co. Ltd.	250,544	3,166
	Japan Investment Adviser Co. Ltd.	233,700	3,155
	Star Micronics Co. Ltd.	279,020	3,153
	Joshin Denki Co. Ltd.	181,408	3,152
	Nippon Ceramic Co. Ltd.	132,815	3,149
	Mitsui DM Sugar Co. Ltd.	144,784	3,130
	Murakami Corp.	63,114	3,121
	Denyo Co. Ltd.	154,417	3,093
	Yokorei Co. Ltd.	377,068	3,093
	Senshu Electric Co. Ltd.	103,618	3,086
	Bando Chemical Industries Ltd.	232,285	3,081
	Belluna Co. Ltd.	445,388	3,079
	Sekisui Jushi Corp.	210,323	3,075
	Tokyo Electron Device Ltd.	152,867	3,073
	Pack Corp.	376,101	3,056
[1]	Ise Chemicals Corp.	16,000	3,048
	Tokai Corp.	204,568	3,036
	Anicom Holdings Inc.	540,780	3,013
	Kyokuyo Co. Ltd.	90,016	3,008
	SRA Holdings	88,123	3,008
	Kawada Technologies Inc.	111,601	2,997
	S Foods Inc.	162,788	2,989
	Goldcrest Co. Ltd.	131,653	2,987
	Hirata Corp.	227,022	2,983
	Halows Co. Ltd.	88,194	2,979
	Cresco Ltd.	266,837	2,979
	Hokkaido Gas Co. Ltd.	642,530	2,974
	Kyoei Steel Ltd.	191,732	2,970
	TSI Holdings Co. Ltd.	415,349	2,961
	TDC Soft Inc.	316,525	2,959
	Furuya Metal Co. Ltd.	156,500	2,958
	GLOBERIDE Inc.	179,031	2,949
	Yamagata Bank Ltd.	257,206	2,945
	Oiles Corp.	189,266	2,943
	Canon Electronics Inc.	158,603	2,924
	ASKUL Corp.	275,802	2,921
	Matsuyafoods Holdings Co. Ltd.	71,983	2,918
	Press Kogyo Co. Ltd.	668,639	2,904
	Starts Proceed Investment Corp.	2,064	2,895
	VT Holdings Co. Ltd.	867,477	2,890
	Sankei Real Estate Inc.	4,218	2,882
	Oyo Corp.	147,903	2,881
[1]	Tama Home Co. Ltd.	116,733	2,881
	Zojirushi Corp.	260,053	2,860
	Tachibana Eletech Co. Ltd.	144,106	2,847
	Nippon Road Co. Ltd.	167,460	2,842
*,1	euglena Co. Ltd.	915,825	2,827
	Sanyo Chemical Industries Ltd.	101,120	2,816
	M&A Capital Partners Co. Ltd.	129,370	2,815
	Samty Residential Investment Corp.	3,626	2,815

		Shares	Market Value ($000)
	Shofu Inc.	214,164	2,812
	Ki-Star Real Estate Co. Ltd.	74,171	2,808
*	Nippon Sheet Glass Co. Ltd.	809,843	2,791
	Tokushu Tokai Paper Co. Ltd.	264,618	2,782
	Sintokogio Ltd.	408,446	2,780
	Topy Industries Ltd.	144,651	2,775
	Tosei REIT Investment Corp.	2,757	2,770
	Insource Co. Ltd.	425,780	2,767
	Tochigi Bank Ltd.	809,633	2,763
	Procrea Holdings Inc.	235,636	2,761
	Strike Co. Ltd.	91,906	2,751
[1]	Osaka Organic Chemical Industry Ltd.	130,562	2,745
	Broadleaf Co. Ltd.	552,028	2,743
	Okura Industrial Co. Ltd.	74,297	2,741
	ASKA Pharmaceutical Holdings Co. Ltd.	177,205	2,741
	Riken Technos Corp.	320,819	2,729
	Arisawa Manufacturing Co. Ltd.	249,600	2,728
[1]	Oisix ra daichi Inc.	227,159	2,726
	Siix Corp.	297,474	2,722
[1]	Fixstars Corp.	219,650	2,721
	United Arrows Ltd.	191,736	2,711
	Sumitomo Seika Chemicals Co. Ltd.	84,378	2,711
	Roland Corp.	118,718	2,707
	Kanto Denka Kogyo Co. Ltd.	418,072	2,706
	Aida Engineering Ltd.	427,940	2,703
	Miyaji Engineering Group Inc.	197,680	2,700
	Optorun Co. Ltd.	239,105	2,683
	en Japan Inc.	242,404	2,669
	Unipres Corp.	321,605	2,661
	Teikoku Electric Manufacturing Co. Ltd.	122,768	2,656
	K&O Energy Group Inc.	120,752	2,641
	Nippon Carbon Co. Ltd.	89,788	2,639
	JCR Pharmaceuticals Co. Ltd.	599,849	2,636
	Daido Metal Co. Ltd.	393,356	2,630
	Takara Bio Inc.	416,423	2,624
	Altech Corp.	138,400	2,612
	Bell System24 Holdings Inc.	289,103	2,610
	Vision Inc.	310,307	2,610
	Pasona Group Inc.	176,392	2,609
	Chofu Seisakusho Co. Ltd.	198,962	2,599
	Aeon Hokkaido Corp.	426,122	2,593
	West Holdings Corp.	195,800	2,591
	Marudai Food Co. Ltd.	188,743	2,585
	Hokuto Corp.	200,012	2,582
	Qol Holdings Co. Ltd.	190,071	2,581
[1]	KeePer Technical Laboratory Co. Ltd.	102,133	2,581
	Shizuoka Gas Co. Ltd.	326,772	2,580
	Nagaileben Co. Ltd.	189,781	2,578
	Comture Corp.	234,749	2,577
	Iseki & Co. Ltd.	169,229	2,571
	Chori Co. Ltd.	96,572	2,567
	J-Oil Mills Inc.	184,419	2,561
	Godo Steel Ltd.	95,151	2,559
	Vital KSK Holdings Inc.	287,615	2,555
	Bank of Saga Ltd.	123,657	2,548
*	RENOVA Inc.	400,079	2,538
	Fukuda Corp.	53,135	2,531
	MARUKA FURUSATO Corp.	160,479	2,531
	St. Marc Holdings Co. Ltd.	133,069	2,527
	Nichiden Corp.	137,383	2,524
	Torishima Pump Manufacturing Co. Ltd.	182,594	2,515
	Chuo Spring Co. Ltd.	113,780	2,507
*,1	Remixpoint Inc.	1,096,638	2,502
	Mirarth Holdings Inc.	947,545	2,499
	Airman Corp.	188,600	2,498
	Fukui Bank Ltd.	174,895	2,495
[1]	Fujio Food Group Inc.	318,905	2,481
	Chubu Shiryo Co. Ltd.	211,910	2,479
	Raiznext Corp.	191,100	2,469
[1]	Nihon Chouzai Co. Ltd.	93,630	2,465

		Shares	Market Value ($000)
	Daiwa Industries Ltd.	219,718	2,464
	DyDo Group Holdings Inc.	144,198	2,453
	Tomoku Co. Ltd.	106,505	2,446
	ESCON Japan REIT Investment Corp.	2,910	2,420
	Cawachi Ltd.	121,031	2,418
	JM Holdings Co. Ltd.	117,219	2,416
	Retail Partners Co. Ltd.	251,535	2,410
	Aichi Corp.	260,284	2,402
	ES-Con Japan Ltd.	343,651	2,397
	Sodick Co. Ltd.	389,687	2,395
	Geo Holdings Corp.	213,248	2,378
	Aiphone Co. Ltd.	122,745	2,377
	Osaki Electric Co. Ltd.	273,930	2,369
	G-Tekt Corp.	176,801	2,368
	Sakai Chemical Industry Co. Ltd.	122,492	2,355
[1]	Change Holdings Inc.	305,289	2,354
	Koa Corp.	297,607	2,350
	Shibusawa Logistics Corp.	298,720	2,339
	GMO Financial Holdings Inc.	353,600	2,337
	Health Care & Medical Investment Corp.	2,973	2,336
	Mars Group Holdings Corp.	112,496	2,331
[1]	Santec Holdings Corp.	43,593	2,329
	Daito Pharmaceutical Co. Ltd.	279,600	2,325
	Oriental Shiraishi Corp.	800,076	2,304
	Ines Corp.	168,450	2,293
	Riso Kagaku Corp.	278,856	2,285
	Yondenko Corp.	251,500	2,282
	Zenrin Co. Ltd.	313,363	2,269
	SRE Holdings Corp.	103,664	2,268
	Avant Group Corp.	219,200	2,266
	Asahi Diamond Industrial Co. Ltd.	385,774	2,265
	Obara Group Inc.	78,392	2,265
	Ehime Bank Ltd.	272,570	2,262
	Hakuto Co. Ltd.	86,157	2,252
	Nihon Nohyaku Co. Ltd.	331,563	2,249
	Mitsuba Corp.	342,925	2,234
	NEC Capital Solutions Ltd.	84,430	2,233
	Tekken Corp.	93,688	2,227
	Software Service Inc.	22,100	2,218
[1]	Key Coffee Inc.	164,519	2,205
*	baudroie Inc.	118,198	2,192
	JSB Co. Ltd.	78,400	2,183
	RYODEN Corp.	104,476	2,178
	Curves Holdings Co. Ltd.	386,245	2,177
	Shinwa Co. Ltd.	95,812	2,174
	Softcreate Holdings Corp.	137,366	2,173
	France Bed Holdings Co. Ltd.	248,575	2,164
[1]	Enplas Corp.	57,290	2,163
	Daikokutenbussan Co. Ltd.	44,368	2,161
	Tamura Corp.	647,961	2,148
[1]	Kappa Create Co. Ltd.	201,039	2,138
	Nippon Thompson Co. Ltd.	461,492	2,138
	Sanyo Electric Railway Co. Ltd.	149,720	2,134
	Fudo Tetra Corp.	116,707	2,112
	Towa Bank Ltd.	314,177	2,112
	Kyokuto Securities Co. Ltd.	205,159	2,097
*,1	M&A Research Institute Holdings Inc.	237,513	2,092
[1]	Rock Field Co. Ltd.	208,405	2,065
	BRONCO BILLY Co. Ltd.	79,062	2,064
	Mie Kotsu Group Holdings Inc.	558,537	2,054
[1]	Toyo Gosei Co. Ltd.	48,394	2,052
	Sinanen Holdings Co. Ltd.	45,126	2,038
	Istyle Inc.	601,967	2,036
	Chubu Steel Plate Co. Ltd.	138,000	2,031
	Transaction Co. Ltd.	248,800	2,031
	Miroku Jyoho Service Co. Ltd.	157,748	2,021
	Fukui Computer Holdings Inc.	88,944	2,007
	Neturen Co. Ltd.	243,419	2,005
	Nippon Denko Co. Ltd.	873,427	2,001
	Sanshin Electronics Co. Ltd.	103,311	1,991

		Shares	Market Value ($000)
	KPP Group Holdings Co. Ltd.	372,700	1,989
	Koatsu Gas Kogyo Co. Ltd.	282,589	1,983
[1]	Tohokushinsha Film Corp.	454,000	1,978
	JP-Holdings Inc.	466,003	1,973
	Seikitokyu Kogyo Co. Ltd.	192,800	1,963
	Sumida Corp.	266,273	1,953
	Stella Chemifa Corp.	70,695	1,952
	Shin Nippon Biomedical Laboratories Ltd.	168,821	1,951
	Fujicco Co. Ltd.	174,244	1,939
	Genki Global Dining Concepts Corp.	85,440	1,937
[1]	Osaka Steel Co. Ltd.	112,826	1,930
	Feed One Co. Ltd.	252,035	1,929
	Base Co. Ltd.	78,806	1,929
	Alpen Co. Ltd.	120,891	1,926
	Avex Inc.	224,691	1,924
	Okabe Co. Ltd.	303,587	1,920
	Kojima Co. Ltd.	249,855	1,906
	Septeni Holdings Co. Ltd.	674,700	1,905
	Yondoshi Holdings Inc.	163,459	1,904
	Wellneo Sugar Co. Ltd.	108,947	1,904
	Pacific Metals Co. Ltd.	141,158	1,899
	Takaoka Toko Co. Ltd.	89,340	1,899
	Yokowo Co. Ltd.	189,524	1,896
	Mirai Industry Co. Ltd.	74,400	1,874
	COLOPL Inc.	577,226	1,871
[1]	Gift Holdings Inc.	83,600	1,871
	Chiyoda Co. Ltd.	229,835	1,867
	Toyo Kanetsu KK	58,771	1,851
	Taki Chemical Co. Ltd.	70,367	1,847
	Gakken Holdings Co. Ltd.	256,474	1,829
	Shinsho Corp.	121,416	1,828
[1]	Inui Global Logistics Co. Ltd.	165,053	1,827
[1]	Kosaido Holdings Co. Ltd.	606,800	1,806
*	Nippon Chemi-Con Corp.	162,572	1,797
	Kyodo Printing Co. Ltd.	175,884	1,790
	Daiki Aluminium Industry Co. Ltd.	234,580	1,786
	GREE Holdings Inc.	599,294	1,776
	LITALICO Inc.	193,852	1,775
	Dai Nippon Toryo Co. Ltd.	203,805	1,774
	V Technology Co. Ltd.	75,853	1,764
	Nihon Tokushu Toryo Co. Ltd.	123,720	1,762
	Vector Inc.	233,290	1,759
	Warabeya Nichiyo Holdings Co. Ltd.	87,696	1,751
	Iwaki Co. Ltd.	99,200	1,736
	I'll Inc.	94,985	1,735
	Hisaka Works Ltd.	188,959	1,722
	Piolax Inc.	143,081	1,720
	J Trust Co. Ltd.	571,885	1,716
	Onoken Co. Ltd.	180,559	1,711
	Shima Seiki Manufacturing Ltd.	239,707	1,711
	Hokkan Holdings Ltd.	112,129	1,694
	Daikyonishikawa Corp.	340,888	1,689
	Rheon Automatic Machinery Co. Ltd.	177,542	1,688
	Sparx Group Co. Ltd.	156,087	1,684
	Moriroku Co. Ltd.	96,003	1,673
	FIDEA Holdings Co. Ltd.	151,155	1,666
	Cosel Co. Ltd.	203,965	1,654
	Nippon Beet Sugar Manufacturing Co. Ltd.	82,970	1,653
	EM Systems Co. Ltd.	317,049	1,631
	Hoosiers Holdings Co. Ltd.	185,137	1,623
	JDC Corp.	461,819	1,616
	Solasto Corp.	487,242	1,611
	Maxvalu Tokai Co. Ltd.	68,365	1,609
	Kanaden Corp.	113,906	1,600
	Toyo Corp.	147,649	1,594
	Komatsu Matere Co. Ltd.	275,864	1,577
	Seikagaku Corp.	350,434	1,574
	grems Inc.	95,155	1,570
	ZIGExN Co. Ltd.	417,130	1,566
	Xebio Holdings Co. Ltd.	200,633	1,565

		Shares	Market Value ($000)
	Futaba Corp.	345,911	1,552
	Icom Inc.	75,868	1,545
*,1	Aeon Fantasy Co. Ltd.	62,573	1,542
	Nittoku Co. Ltd.	98,800	1,532
	Alpha Systems Inc.	59,538	1,520
	Aizawa Securities Group Co. Ltd.	167,007	1,514
	Tv Tokyo Holdings Corp.	45,183	1,506
[1]	BrainPad Inc.	160,230	1,499
	Fujiya Co. Ltd.	84,299	1,482
	Midac Holdings Co. Ltd.	109,956	1,479
	Toa Corp. (XTKS)	181,291	1,474
[1]	Yamashin-Filter Corp.	300,744	1,470
	TOC Co. Ltd.	268,412	1,465
	Nippon Rietec Co. Ltd.	107,797	1,462
	FULLCAST Holdings Co. Ltd.	121,218	1,454
	Nichiban Co. Ltd.	108,009	1,442
	Kenko Mayonnaise Co. Ltd.	107,401	1,424
	Airport Facilities Co. Ltd.	195,162	1,391
	Intage Holdings Inc.	119,376	1,386
[1]	Daikoku Denki Co. Ltd.	77,900	1,386
	giftee Inc.	170,030	1,383
	Nippon Fine Chemical Co. Ltd.	79,301	1,382
	CMK Corp.	583,939	1,380
	PHC Holdings Corp.	208,698	1,380
	Honeys Holdings Co. Ltd.	131,390	1,372
[1]	Ministop Co. Ltd.	101,283	1,371
	Kanagawa Chuo Kotsu Co. Ltd.	54,471	1,365
[1]	Central Sports Co. Ltd.	83,329	1,363
	LEC Inc.	173,590	1,360
	Fuji Pharma Co. Ltd.	129,413	1,355
	World Holdings Co. Ltd.	75,835	1,342
*	PIA Corp.	57,053	1,338
[1]	Kintetsu Department Store Co. Ltd.	96,918	1,327
	Komehyo Holdings Co. Ltd.	65,700	1,326
	Amvis Holdings Inc.	324,015	1,325
	G-7 Holdings Inc.	154,359	1,317
	ST Corp.	123,118	1,315
	Maezawa Kyuso Industries Co. Ltd.	130,354	1,312
	Tokyo Energy & Systems Inc.	115,580	1,309
	Oro Co. Ltd.	73,922	1,309
	CTS Co. Ltd.	210,028	1,302
	Nafco Co. Ltd.	93,800	1,293
	JSP Corp.	98,524	1,292
	Buffalo Inc.	53,290	1,290
	YAKUODO Holdings Co. Ltd.	82,172	1,284
	Kyosan Electric Manufacturing Co. Ltd.	363,004	1,282
	Hodogaya Chemical Co. Ltd.	105,436	1,276
	Akatsuki Inc.	69,702	1,272
	Shindengen Electric Manufacturing Co. Ltd.	59,058	1,268
	Studio Alice Co. Ltd.	90,134	1,256
	Giken Ltd.	128,389	1,255
	Ichiyoshi Securities Co. Ltd.	219,946	1,254
	Daiho Corp.	222,025	1,244
	Yukiguni Factory Co. Ltd.	172,369	1,238
*,1	Furukawa Battery Co. Ltd.	131,797	1,237
*	Universal Entertainment Corp.	185,226	1,219
	Link & Motivation Inc.	335,259	1,200
	Carta Holdings Inc.	84,789	1,196
	Sanoh Industrial Co. Ltd.	190,065	1,191
*	KNT-CT Holdings Co. Ltd.	107,969	1,188
	eRex Co. Ltd.	238,321	1,185
	S-Pool Inc.	507,425	1,180
[1]	YA-MAN Ltd.	222,248	1,173
	Rokko Butter Co. Ltd.	134,986	1,150
	Nihon Trim Co. Ltd.	36,619	1,147
	Shinko Shoji Co. Ltd.	169,746	1,144
	Chiyoda Integre Co. Ltd.	51,047	1,135
	Okuwa Co. Ltd.	180,344	1,129
	Marvelous Inc.	268,795	1,118
[1]	Gamecard-Joyco Holdings Inc.	56,000	1,116

		Shares	Market Value ($000)
	Sankyo Seiko Co. Ltd.	236,436	1,101
[1]	FP Partner Inc.	75,023	1,100
	Nippon Sharyo Ltd.	56,431	1,097
	Central Security Patrols Co. Ltd.	62,215	1,077
[1]	Tess Holdings Co. Ltd.	355,461	1,054
[1]	Inaba Seisakusho Co. Ltd.	90,413	1,046
	Amuse Inc.	75,394	1,043
	Pharma Foods International Co. Ltd.	184,050	1,036
	Nakayama Steel Works Ltd.	236,363	1,022
	Nitto Kohki Co. Ltd.	85,400	1,010
	WATAMI Co. Ltd.	154,758	1,005
	Pronexus Inc.	131,344	995
	Asahi Co. Ltd.	104,410	991
	Riso Kyoiku Group Corp.	644,822	980
[1]	Management Solutions Co. Ltd.	96,365	959
	Ichikoh Industries Ltd.	316,094	946
	Yorozu Corp.	148,414	942
	Artnature Inc.	169,782	932
*,1	Japan Display Inc.	6,519,472	927
	Sankyo Tateyama Inc.	205,761	922
	Elan Corp.	164,386	876
[1]	WDB Holdings Co. Ltd.	74,162	870
*	Nippon Coke & Engineering Co. Ltd.	1,236,550	869
	Gecoss Corp.	91,735	861
	Tsutsumi Jewelry Co. Ltd.	56,370	850
*,1	Sourcenext Corp.	696,688	838
[1]	CHIMNEY Co. Ltd.	98,304	838
*,1	TerraSky Co. Ltd.	60,246	838
	LIFULL Co. Ltd.	590,403	834
	Shimojima Co. Ltd.	94,172	818
	FAN Communications Inc.	229,644	807
	Arakawa Chemical Industries Ltd.	107,849	798
[1]	Sumiseki Holdings Inc.	192,000	783
	Tayca Corp.	88,654	782
	Ebase Co. Ltd.	228,612	768
*,1	Optim Corp.	175,693	721
	GMO GlobalSign Holdings KK	49,241	717
[1]	Airtrip Corp.	108,109	715
	Cleanup Corp.	133,388	714
	Media Do Co. Ltd.	54,088	699
[1]	SBI ARUHI Corp.	126,295	697
	Nisso Holdings Co. Ltd.	157,507	697
	Digital Holdings Inc.	50,539	683
	Atrae Inc.	125,093	651
	Yushin Co.	156,000	648
	Ohara Inc.	80,397	646
	Shimadaya Corp.	53,290	645
	Advan Group Co. Ltd.	107,632	641
	Corona Corp.	97,486	638
	Kanamic Network Co. Ltd.	199,106	638
	Tosho Co. Ltd.	121,563	625
[1]	Daisyo Corp.	76,091	605
	MTI Ltd.	102,875	534
*,1	Miyakoshi Holdings Inc.	74,841	497
[1]	Kitanotatsujin Corp.	488,910	488
*,1	Demae-Can Co. Ltd.	309,800	352
	Tokyo Individualized Educational Institute Inc.	108,937	252
*	Topcon Corp.	600	13
			52,593,699
Netherlands (3.6%)
	ASML Holding NV	3,645,477	3,555,022
	Prosus NV	11,820,901	835,915
	ING Groep NV	27,534,890	721,848
*,3	Adyen NV	245,788	395,492
	Koninklijke Ahold Delhaize NV	8,430,663	341,142
	Wolters Kluwer NV	2,141,667	292,337
	ASM International NV	430,619	259,728
	Universal Music Group NV	8,716,740	251,892
	Heineken NV	2,565,819	200,927

		Shares	Market Value ($000)
	Koninklijke Philips NV	7,204,723	197,367
	NN Group NV	2,401,203	169,327
	Koninklijke KPN NV	34,976,007	167,869
[3]	ABN AMRO Bank NV	4,743,137	152,158
	DSM-Firmenich AG	1,684,111	143,685
	ArcelorMittal SA	3,920,534	141,437
	Akzo Nobel NV	1,556,272	111,068
	ASR Nederland NV	1,447,203	98,481
	BE Semiconductor Industries NV	654,146	97,946
	Aegon Ltd.	12,050,802	97,154
	EXOR NV	890,363	87,145
	Heineken Holding NV	1,051,836	72,222
	IMCD NV	539,055	55,872
	JDE Peet's NV	1,432,392	52,551
[1]	Randstad NV	997,930	42,551
*,3	Just Eat Takeaway.com NV	1,667,632	39,585
[3]	CVC Capital Partners plc	1,954,213	34,123
	Arcadis NV	629,289	31,775
	SBM Offshore NV	1,232,880	31,551
[3]	Signify NV	1,145,558	30,128
	Aalberts NV	899,200	29,646
*	InPost SA	2,365,074	29,118
[3]	CTP NV	1,172,479	26,165
	Allfunds Group plc	3,358,686	25,070
	Koninklijke Vopak NV	523,969	24,049
	Koninklijke BAM Groep NV	2,330,822	22,072
	Van Lanschot Kempen NV	294,500	17,605
*,1	Galapagos NV	455,820	15,812
	Koninklijke Heijmans NV	219,340	15,272
*,1,3	Basic-Fit NV	477,901	14,548
	TKH Group NV	327,208	14,162
	APERAM SA	396,488	12,942
	Eurocommercial Properties NV	402,728	12,640
	Fugro NV	999,164	10,701
	Havas NV	5,768,626	10,635
	Corbion NV	532,323	10,266
*	Flow Traders Ltd.	305,766	9,142
[1]	Theon International plc	215,729	8,248
	Wereldhave NV	359,891	8,050
*	OCI NV	900,518	4,173
[1]	PostNL NV	3,104,156	3,815
*	TomTom NV	505,830	3,191
	NSI NV	120,494	3,017
	Sligro Food Group NV	216,293	2,683
[1]	Brunel International NV	180,918	1,732
			9,043,052
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	5,338,957	114,667
	Auckland International Airport Ltd.	15,114,996	69,091
	Infratil Ltd.	8,384,039	60,090
	Contact Energy Ltd.	7,978,960	42,099
	Meridian Energy Ltd.	11,369,144	36,705
	EBOS Group Ltd.	1,704,633	29,428
	Mainfreight Ltd.	739,448	26,973
	Mercury NZ Ltd.	6,195,043	24,001
	Spark New Zealand Ltd.	15,920,670	21,794
*	Fletcher Building Ltd.	9,788,553	19,135
	Summerset Group Holdings Ltd.	2,012,192	12,456
*	Ryman Healthcare Ltd.	8,227,343	12,323
	Freightways Group Ltd.	1,522,187	12,092
	Goodman Property Trust	8,889,247	10,979
	Precinct Properties Group	13,299,894	10,175
	Kiwi Property Group Ltd.	12,882,015	7,882
	Genesis Energy Ltd.	4,951,853	6,747
	Vector Ltd.	2,188,545	6,066
	Argosy Property Ltd.	6,804,834	4,952
	Channel Infrastructure NZ Ltd.	3,187,395	4,804
	Air New Zealand Ltd.	13,920,223	4,799
	Scales Corp. Ltd.	1,099,373	3,627

		Shares	Market Value ($000)
	Stride Property Group	4,318,721	3,456
*	SKYCITY Entertainment Group Ltd.	7,658,549	2,940
*	Oceania Healthcare Ltd.	6,194,631	2,483
	SKY Network Television Ltd.	966,501	1,747
			551,511
Norway (0.7%)
	DNB Bank ASA	7,535,843	205,397
	Equinor ASA	6,300,207	153,637
	Kongsberg Gruppen ASA	3,807,979	121,693
	Telenor ASA	5,818,879	96,555
	Mowi ASA	4,010,841	84,852
	Norsk Hydro ASA	11,936,293	81,156
	Aker BP ASA	2,838,684	72,044
	Orkla ASA	6,130,752	64,096
	Storebrand ASA	3,811,391	58,253
	Yara International ASA	1,505,000	55,164
	Gjensidige Forsikring ASA	1,702,706	50,037
	Subsea 7 SA	2,079,756	43,154
	SpareBank 1 Sor-Norge ASA	1,905,478	34,001
	Salmar ASA	629,970	33,687
	TOMRA Systems ASA	2,161,420	32,404
[1]	Frontline plc	1,326,872	30,384
	Protector Forsikring ASA	562,946	27,760
	Vend Marketplaces ASA Class B	784,541	26,347
*	Nordic Semiconductor ASA	1,510,996	23,283
	Var Energi ASA	6,936,402	23,157
	Sparebanken Norge	1,307,503	23,010
	SpareBank 1 SMN	1,129,460	21,938
	Vend Marketplaces ASA	608,633	21,700
	Bakkafrost P/F	466,064	21,406
	DOF Group ASA	1,800,754	17,752
	Borregaard ASA	844,940	16,448
	Veidekke ASA	959,284	15,197
	Hafnia Ltd.	2,477,372	14,951
	Aker ASA Class A	188,624	14,801
[3]	Europris ASA	1,395,454	14,168
	TGS ASA	1,798,985	13,363
	Leroy Seafood Group ASA	2,569,960	12,723
[1,3]	BW LPG Ltd.	815,843	11,729
*,3	Scatec ASA	1,135,454	11,208
	Atea ASA	774,331	11,170
	DNO ASA	7,202,422	11,047
	Hoegh Autoliners ASA	950,378	10,212
*,1	Cadeler A/S	1,938,891	9,902
[1]	BLUENORD ASA	200,933	9,113
*,3	AutoStore Holdings Ltd.	9,912,361	9,104
	Wallenius Wilhelmsen ASA	939,373	8,361
	Austevoll Seafood ASA	778,671	7,429
	Aker Solutions ASA	2,329,330	6,999
	Stolt-Nielsen Ltd.	197,667	6,818
[3]	Elkem ASA	2,585,825	6,814
	MPC Container Ships ASA	3,209,840	5,306
*,3	Entra ASA	409,388	4,891
	Wilh Wilhelmsen Holding ASA Class A	94,624	4,799
	Bonheur ASA	176,353	3,971
*,1	NEL ASA	15,862,783	3,439
	Wilh Wilhelmsen Holding ASA Class B	58,000	2,769
*	BW Energy Ltd.	577,245	2,694
	BW Offshore Ltd.	714,505	2,641
*,1	Grieg Seafood ASA	309,145	2,058
			1,676,992
Poland (0.5%)
	Powszechna Kasa Oszczednosci Bank Polski SA	7,947,531	154,426
	ORLEN SA	5,388,044	128,380
	Powszechny Zaklad Ubezpieczen SA	5,274,529	78,987
	Bank Polska Kasa Opieki SA	1,634,027	78,749
*,3	Allegro.eu SA	6,578,170	64,543
	LPP SA	11,861	57,755
*	KGHM Polska Miedz SA	1,264,358	55,758

		Shares	Market Value ($000)
*,3	Dino Polska SA	4,445,115	53,580
	CD Projekt SA	655,714	48,887
	Santander Bank Polska SA	358,060	46,558
	Asseco Poland SA	617,202	34,056
*	mBank SA	121,879	30,241
*,1	Zabka Group SA	3,906,871	25,257
*	Tauron Polska Energia SA	9,695,106	24,265
*,1	CCC SA	475,058	23,790
*	PGE Polska Grupa Energetyczna SA	8,004,426	23,666
	Alior Bank SA	824,302	23,330
	Grupa Kety SA	90,721	23,062
*	Bank Millennium SA	5,650,050	22,516
*	Benefit Systems SA	25,685	21,473
	KRUK SA	164,912	20,803
	Budimex SA	118,241	16,576
	Orange Polska SA	6,046,298	14,588
[3]	XTB SA	701,013	13,849
	Enea SA	2,362,903	11,486
[1]	Pepco Group NV	1,454,020	10,383
	Bank Handlowy w Warszawie SA	288,539	8,277
*	Cyfrowy Polsat SA	1,414,218	5,416
	Warsaw Stock Exchange	247,207	3,911
*,1	Jastrzebska Spolka Weglowa SA	491,367	3,075
*,1	Grupa Azoty SA	435,084	2,193
			1,129,836
Portugal (0.2%)
	EDP SA	27,713,897	131,529
	Banco Comercial Portugues SA Class R	84,638,957	75,138
	Galp Energia SGPS SA	3,823,989	72,464
	Jeronimo Martins SGPS SA	2,545,205	61,963
	EDP Renovaveis SA	2,880,775	38,074
	REN - Redes Energeticas Nacionais SGPS SA	3,256,435	11,707
	Sonae SGPS SA	7,196,224	11,304
	Navigator Co. SA	2,032,309	7,821
	NOS SGPS SA	1,694,110	7,753
	CTT-Correios de Portugal SA	712,170	6,069
[1]	Mota-Engil SGPS SA	739,143	4,442
[1]	Altri SGPS SA	615,591	3,624
	Corticeira Amorim SGPS SA	344,554	2,917
	Semapa-Sociedade de Investimento e Gestao	129,788	2,786
			437,591
Singapore (1.2%)
	DBS Group Holdings Ltd.	18,645,051	739,421
	Oversea-Chinese Banking Corp. Ltd.	30,077,931	383,482
	United Overseas Bank Ltd.	11,422,649	306,760
[1]	Singapore Telecommunications Ltd.	66,214,293	211,692
	Singapore Exchange Ltd.	7,510,569	96,416
	CapitaLand Integrated Commercial Trust	52,639,490	93,485
	Singapore Technologies Engineering Ltd.	13,811,080	92,224
	Keppel Ltd.	12,984,227	89,874
	CapitaLand Ascendas REIT	34,408,528	74,460
	Singapore Airlines Ltd.	12,894,153	65,185
	Capitaland Investment Ltd.	20,958,073	43,770
	Sembcorp Industries Ltd.	8,137,613	38,021
	Wilmar International Ltd.	16,301,200	36,050
	Seatrium Ltd.	19,237,050	35,412
[1]	Mapletree Industrial Trust	19,042,949	31,464
	Keppel DC REIT (XSES)	16,541,519	30,673
	Mapletree Logistics Trust	31,103,202	30,201
	Genting Singapore Ltd.	52,787,028	30,094
	Venture Corp. Ltd.	2,438,736	26,375
	UOL Group Ltd.	4,234,458	25,651
	Thai Beverage PCL	66,520,100	23,988
	Mapletree Pan Asia Commercial Trust	20,794,882	23,064
	ComfortDelGro Corp. Ltd.	19,504,159	21,937
	SATS Ltd.	8,231,403	21,650
	Frasers Centrepoint Trust	11,670,686	20,995
	City Developments Ltd.	3,642,689	19,540
	Suntec REIT	19,505,281	19,355

		Shares	Market Value ($000)
	NetLink NBN Trust	26,223,544	19,315
	Frasers Logistics & Commercial Trust	25,855,134	19,069
	CapitaLand Ascott Trust	24,496,086	17,676
	Keppel REIT	21,783,972	17,070
	Golden Agri-Resources Ltd.	58,194,632	13,297
	Keppel Infrastructure Trust	36,578,781	13,186
	Parkway Life REIT	4,055,366	12,960
	Jardine Cycle & Carriage Ltd.	530,118	11,786
	ESR-REIT	5,170,405	11,236
	iFAST Corp. Ltd.	1,457,769	10,033
	Sheng Siong Group Ltd.	5,901,973	9,523
	Hutchison Port Holdings Trust	45,829,824	9,173
	Capitaland India Trust	9,081,494	8,452
	Lendlease Global Commercial REIT	16,023,467	7,765
	CapitaLand China Trust	10,256,448	6,283
	Stoneweg Europe Stapled Trust	3,419,126	6,104
	SIA Engineering Co. Ltd.	2,070,116	5,681
	AIMS APAC REIT	5,346,413	5,642
	Starhill Global REIT	12,772,770	5,597
	Raffles Medical Group Ltd.	7,150,794	5,439
	Olam Group Ltd.	7,085,310	5,439
	UMS Integration Ltd.	5,023,892	5,421
	OUE REIT	19,818,435	5,225
	First Resources Ltd.	3,916,232	5,103
[1]	Singapore Post Ltd.	13,837,868	4,510
	StarHub Ltd.	4,993,774	4,376
	CDL Hospitality Trusts	6,742,912	4,212
	Far East Hospitality Trust	8,755,159	4,110
	Digital Core REIT Management Pte. Ltd.	7,902,470	3,755
*	AEM Holdings Ltd.	2,463,504	3,487
[1]	Riverstone Holdings Ltd.	4,845,573	2,685
	First REIT	11,770,316	2,605
	Bumitama Agri Ltd.	2,257,908	1,979
*	Keppel Pacific Oak US REIT	8,001,257	1,841
[1]	Prime US REIT	8,585,991	1,694
[1]	Nanofilm Technologies International Ltd.	2,770,279	1,657
*	COSCO Shipping International Singapore Co. Ltd.	12,469,232	1,170
*	Manulife US REIT	13,297,719	1,012
			2,906,807
South Korea (4.5%)
	Samsung Electronics Co. Ltd. (XKRX)	43,291,557	2,595,342
[1]	SK Hynix Inc.	5,003,886	1,240,453
	KB Financial Group Inc.	3,299,222	272,304
	NAVER Corp.	1,377,289	264,283
	Hanwha Aerospace Co. Ltd.	314,006	248,327
	Shinhan Financial Group Co. Ltd.	3,846,349	193,925
	Hyundai Motor Co.	1,218,922	186,865
*	Doosan Enerbility Co. Ltd.	4,082,835	182,450
	Celltrion Inc.	1,364,386	168,811
	Kia Corp.	2,227,386	159,875
	Hana Financial Group Inc.	2,512,592	156,220
	POSCO Holdings Inc.	688,030	135,233
[1]	Korea Shipbuilding & Offshore Engineering Co. Ltd.	413,646	121,206
	Kakao Corp.	2,829,158	120,462
*,3	Samsung Biologics Co. Ltd.	168,511	120,089
*,1	Alteogen Inc.	364,028	119,805
*	SK Square Co. Ltd.	828,486	119,335
	Woori Financial Group Inc.	6,263,367	115,992
	Hyundai Mobis Co. Ltd.	536,512	114,146
	Hyundai Rotem Co. Ltd.	669,020	104,582
	Samsung C&T Corp.	730,057	96,139
*,1	LG Energy Solution Ltd.	382,403	94,888
	Samsung Fire & Marine Insurance Co. Ltd.	287,176	92,437
*	Samsung Heavy Industries Co. Ltd.	5,844,374	91,275
*	Hanwha Ocean Co. Ltd.	1,158,607	91,191
	KT&G Corp.	951,483	90,637
	LG Chem Ltd. (XKRX)	426,753	84,718
	HD Hyundai Electric Co. Ltd.	203,457	84,625
	Samsung SDI Co. Ltd. (XKRX)	561,253	82,150

		Shares	Market Value ($000)
	Samsung Life Insurance Co. Ltd.	725,542	81,078
[1]	Hyundai Heavy Industries Co. Ltd.	203,151	74,618
	Samsung Electro-Mechanics Co. Ltd.	508,152	70,153
	Korea Electric Power Corp.	2,378,699	61,372
	Meritz Financial Group Inc.	687,251	55,748
	LG Electronics Inc. (XKRX)	976,277	52,661
*	Krafton Inc.	251,146	52,440
	Korea Aerospace Industries Ltd.	649,937	50,184
	SK Inc.	333,497	49,945
	Hyosung Heavy Industries Corp.	48,292	46,336
[1]	Yuhan Corp.	505,369	43,077
	Samsung SDS Co. Ltd.	365,851	42,833
	HD Hyundai Co. Ltd.	382,418	42,434
*,1	Peptron Inc.	196,847	42,314
[1]	LIG Nex1 Co. Ltd.	114,203	41,940
[1]	SK Innovation Co. Ltd.	574,237	41,164
	Samyang Foods Co. Ltd.	37,679	41,066
[1]	APR Corp.	228,066	40,745
	Hyundai Glovis Co. Ltd.	344,501	40,641
	LG Corp.	788,389	40,496
	DB Insurance Co. Ltd.	403,105	39,838
	Korea Investment Holdings Co. Ltd.	377,899	39,083
[1]	HMM Co. Ltd.	2,676,376	38,353
[1]	HYBE Co. Ltd.	201,491	38,271
*,1	Ecopro BM Co. Ltd.	447,889	36,144
	Coway Co. Ltd.	491,870	34,522
	Industrial Bank of Korea	2,320,902	32,203
[1]	Ecopro Co. Ltd.	925,100	31,351
*,1	POSCO Future M Co. Ltd.	304,565	31,195
[1]	HD Hyundai Mipo	210,392	30,550
*,1	HLB Inc.	1,093,007	29,467
	KakaoBank Corp.	1,735,683	29,399
	Samsung Securities Co. Ltd.	573,503	29,343
[1]	Hanwha Systems Co. Ltd.	673,167	28,615
[1]	LS Electric Co. Ltd.	140,298	28,537
[1]	Mirae Asset Securities Co. Ltd.	1,850,223	28,255
[1]	Korean Air Lines Co. Ltd.	1,703,373	27,618
*	LG Display Co. Ltd.	2,668,143	27,394
	Korea Zinc Co. Ltd.	41,340	27,146
[1]	Hanmi Semiconductor Co. Ltd.	388,038	26,759
	Samsung E&A Co. Ltd.	1,386,393	26,503
[1]	Hyundai Engineering & Construction Co. Ltd.	671,286	26,041
[1]	IsuPetasys Co. Ltd.	500,538	25,536
	PharmaResearch Co. Ltd.	58,887	25,310
*,1	ABLBio Inc.	370,084	24,766
[1]	Doosan Co. Ltd. (XKRX)	63,642	24,543
	JB Financial Group Co. Ltd.	1,479,686	24,266
	BNK Financial Group Inc.	2,321,154	24,155
*,1	LigaChem Biosciences Inc.	234,917	23,664
[1]	Amorepacific Corp.	267,809	23,378
	LG Uplus Corp.	1,933,542	21,149
[1]	KIWOOM Securities Co. Ltd.	118,307	20,682
[1]	Sam Chun Dang Pharm Co. Ltd.	133,276	20,604
[1]	Hanwha Solutions Corp.	972,460	19,836
	LS Corp.	157,957	18,851
*,1	SK Biopharmaceuticals Co. Ltd.	259,577	18,836
[1]	HD Hyundai Marine Solution Co. Ltd.	124,916	18,733
[1]	Hyundai Steel Co.	771,989	18,680
[1]	LG H&H Co. Ltd. (XKRX)	89,214	18,208
	Doosan Bobcat Inc.	456,191	18,048
	NCSoft Corp.	113,340	17,462
	LG Innotek Co. Ltd.	129,187	17,337
[1]	Hankook Tire & Technology Co. Ltd.	631,341	17,257
	NH Investment & Securities Co. Ltd.	1,231,084	17,048
*,1	S-Oil Corp.	380,438	16,901
	LEENO Industrial Inc.	456,641	16,789
*,1	Rainbow Robotics	74,313	16,415
	LG CNS Co. Ltd.	344,451	16,167
[1]	CJ Corp.	120,804	15,812
*	Hanwha Engine	487,636	15,619

		Shares	Market Value ($000)
[1]	Hanjin Kal Corp.	217,717	15,596
[1]	Hanwha Corp. (XKRX)	256,438	15,483
[1]	Orion Corp.	204,296	15,085
[1]	Hanmi Pharm Co. Ltd.	57,179	15,003
[1]	Posco International Corp.	424,943	14,688
	Kangwon Land Inc.	1,058,505	13,845
	Poongsan Corp.	154,107	13,727
[1]	JYP Entertainment Corp.	254,471	13,573
	GS Holdings Corp.	394,900	12,940
[1]	Eo Technics Co. Ltd.	76,379	12,725
[1]	HD Hyundai Infracore Co. Ltd.	1,170,764	12,625
*,1	SKC Co. Ltd.	171,119	12,364
*,1	L&F Co. Ltd.	231,127	12,282
	iM Financial Group Co. Ltd.	1,250,215	12,276
[1]	Hansol Chemical Co. Ltd.	80,295	11,978
	CJ CheilJedang Corp. (XKRX)	72,699	11,956
[1]	TechWing Inc.	281,572	11,849
*	Hanwha Vision Co. Ltd.	308,976	11,720
[1]	Cosmax Inc.	75,923	11,616
*,1	Voronoi Inc.	98,387	11,406
	DB HiTek Co. Ltd.	280,598	11,391
*	HD-Hyundai Marine Engine	188,358	11,140
*	Taihan Cable & Solution Co. Ltd.	1,003,429	11,109
	S-1 Corp.	182,067	10,909
*	Hugel Inc.	50,565	10,865
*,1	Hyundai Marine & Fire Insurance Co. Ltd.	537,650	10,804
	Hyundai Elevator Co. Ltd.	186,636	10,656
*,1	Hotel Shilla Co. Ltd.	289,308	10,606
[3]	Netmarble Corp.	240,272	10,578
[1]	KCC Corp.	38,319	10,497
[1]	Douzone Bizon Co. Ltd.	164,735	10,458
[1]	Kumho Petrochemical Co. Ltd.	138,391	10,309
*	Oscotec Inc.	308,454	10,300
[1]	KEPCO Engineering & Construction Co. Inc.	171,811	10,263
*,1	Kakaopay Corp.	263,300	10,128
*,1	Silicon2 Co. Ltd.	305,110	9,956
*,1	GemVax & Kael Co. Ltd.	269,301	9,656
[1]	SM Entertainment Co. Ltd.	103,333	9,586
	Korean Reinsurance Co.	1,225,723	9,527
*	D&D PharmaTech Inc.	65,683	9,503
[1]	E-MART Inc.	172,878	9,308
[1]	Cheil Worldwide Inc.	634,947	9,188
*,1	Mezzion Pharma Co. Ltd.	198,081	9,170
[1]	Misto Holdings Corp.	332,880	9,150
[1]	HPSP Co. Ltd.	376,433	9,063
	WONIK IPS Co. Ltd.	264,614	8,887
[1]	Sanil Electric Co. Ltd.	111,786	8,800
[1]	NongShim Co. Ltd.	28,449	8,765
[1]	Youngone Corp.	186,107	8,604
	Dongjin Semichem Co. Ltd.	292,083	8,586
*,1	Doosan Robotics Inc.	181,959	8,574
[1]	Shinsegae Inc.	60,650	8,082
	Samsung Card Co. Ltd.	215,303	8,038
*,1	SK Bioscience Co. Ltd.	239,456	8,026
*,1	Enchem Co. Ltd.	156,297	7,990
	GS Engineering & Construction Corp.	607,877	7,980
	Lotte Chemical Corp.	164,175	7,933
[1]	DL E&C Co. Ltd.	264,203	7,910
*,1	Ecopro Materials Co. Ltd.	230,559	7,789
	Park Systems Corp.	42,148	7,774
*,1	Doosan Fuel Cell Co. Ltd.	380,067	7,742
[1]	OCI Holdings Co. Ltd.	121,808	7,695
[1]	YG Entertainment Inc.	108,357	7,561
[1]	Kolmar Korea Co. Ltd.	136,362	7,558
*,1	Celltrion Pharm Inc.	195,977	7,499
[1]	Hyundai Department Store Co. Ltd.	118,384	7,469
[1]	Posco DX Co. Ltd.	497,910	7,458
[1]	Soulbrain Co. Ltd.	35,249	7,257
[1]	ST Pharm Co. Ltd.	111,842	7,154
	HL Mando Co. Ltd.	296,046	7,096

		Shares	Market Value ($000)
*,1	Pearl Abyss Corp.	279,258	7,064
*,1	Lunit Inc.	248,264	7,064
[1]	Hyundai Autoever Corp.	63,446	6,909
*,1	Naturecell Co. Ltd.	471,963	6,897
	Han Kuk Carbon Co. Ltd.	293,780	6,860
	Korea Gas Corp.	241,864	6,751
[1]	CS Wind Corp.	224,987	6,730
[1]	Jusung Engineering Co. Ltd.	303,008	6,684
*,1	Hanall Biopharma Co. Ltd.	281,770	6,631
[1]	KEPCO Plant Service & Engineering Co. Ltd.	193,919	6,591
	Eugene Technology Co. Ltd.	131,056	6,545
[1]	Classys Inc.	179,308	6,465
[1]	Hyundai Construction Equipment Co. Ltd.	94,658	6,273
	Pan Ocean Co. Ltd.	2,275,148	6,270
	Paradise Co. Ltd.	413,369	6,218
[1]	Hana Micron Inc.	392,934	6,218
[1]	SIMMTECH Co. Ltd.	198,628	6,085
[1]	Daeduck Electronics Co. Ltd.	300,292	6,062
[1]	L&C Bio Co. Ltd.	156,284	6,008
*,1	ISU Specialty Chemical	180,745	5,998
[1]	SK REITs Co. Ltd.	1,658,342	5,923
[1]	BGF retail Co. Ltd.	76,862	5,922
[1]	Caregen Co. Ltd.	132,579	5,916
[1]	Shinsung Delta Tech Co. Ltd.	147,542	5,834
*,1	CosmoAM&T Co. Ltd.	210,145	5,820
*	BHI Co. Ltd.	170,103	5,721
*	Hanwha Life Insurance Co. Ltd.	2,519,764	5,650
*,1	GI Innovation Inc.	422,222	5,608
[1]	F&F Co. Ltd.	123,910	5,537
[1]	LX International Corp.	242,614	5,533
[1]	Daou Technology Inc.	209,967	5,506
[1]	Tokai Carbon Korea Co. Ltd.	43,722	5,455
[1]	Iljin Electric Co. Ltd.	212,327	5,354
	Dongsuh Cos. Inc.	277,912	5,332
	ESR Kendall Square REIT Co. Ltd.	1,609,645	5,201
	Lotte Shopping Co. Ltd.	102,080	5,154
[1]	ISC Co. Ltd.	92,612	5,146
	Koh Young Technology Inc.	480,449	4,958
	CJ Logistics Corp.	82,228	4,937
	Seegene Inc.	278,266	4,918
[1]	Hanmi Science Co. Ltd.	174,789	4,856
[1]	Hyundai Wia Corp.	139,956	4,830
	S&S Tech Corp.	136,665	4,825
*,1,3	SK IE Technology Co. Ltd.	253,780	4,803
*	Daewoo Engineering & Construction Co. Ltd.	1,867,755	4,770
[1]	HDC Hyundai Development Co-Engineering & Construction	328,227	4,764
*	Fadu Inc.	302,167	4,758
*,1	Hanwha Investment & Securities Co. Ltd.	1,040,537	4,737
[1]	Lotte Corp.	228,334	4,719
*	CJ ENM Co. Ltd.	92,838	4,707
	Green Cross Corp.	50,801	4,689
	Youngone Holdings Co. Ltd.	47,337	4,681
[1]	Daejoo Electronic Materials Co. Ltd.	98,700	4,651
*	Kumho Tire Co. Inc.	1,365,174	4,601
*,1	SOLUM Co. Ltd.	359,502	4,473
[1]	Daishin Securities Co. Ltd.	236,278	4,449
[1]	HK inno N Corp.	135,950	4,308
*,1	VT Co. Ltd.	198,037	4,285
	LOTTE Fine Chemical Co. Ltd.	129,087	4,263
[1]	Pharmicell Co. Ltd.	500,895	4,246
*,1	SK oceanplant Co. Ltd.	241,280	4,224
[1]	PSK Inc.	179,436	4,196
*,1	Seojin System Co. Ltd.	274,571	4,193
*,1	Lotte Energy Materials Corp.	257,872	4,166
	Amorepacific Holdings Corp.	217,190	4,132
*,1	Woori Technology Inc.	1,418,549	4,102
*	Chabiotech Co. Ltd.	515,745	4,079
*,1	Duk San Neolux Co. Ltd.	120,663	4,059
[1]	Medytox Inc.	47,463	4,056
	Kolon Industries Inc.	165,800	4,024

		Shares	Market Value ($000)
[1]	Hite Jinro Co. Ltd.	296,255	4,024
[1]	Daewoong Pharmaceutical Co. Ltd.	41,937	4,023
*,1	Lotte Tour Development Co. Ltd.	331,277	4,013
[1]	Shinhan Alpha REIT Co. Ltd.	1,002,610	3,989
	Otoki Corp.	13,569	3,972
[1]	People & Technology Inc.	161,813	3,946
	JR Global REIT	1,832,639	3,913
	Hyosung Corp.	64,184	3,887
	Chong Kun Dang Pharmaceutical Corp.	65,180	3,813
*,1	Kakao Games Corp.	342,193	3,813
	LX Semicon Co. Ltd.	96,490	3,752
	LOTTE REIT Co. Ltd.	1,345,193	3,737
*,1	Il Dong Pharmaceutical Co. Ltd.	175,170	3,713
[1]	Sung Kwang Bend Co. Ltd.	157,887	3,697
	SK Chemicals Co. Ltd.	89,407	3,694
[1]	GS Retail Co. Ltd.	309,931	3,681
*,1	Danal Co. Ltd.	518,938	3,672
*,1	Ananti Inc.	560,438	3,645
*	Cafe24 Corp.	123,027	3,643
	SK Gas Ltd.	22,022	3,636
*,1	SHIFT UP Corp.	122,719	3,595
*,1	Wemade Co. Ltd.	188,052	3,578
[1]	Hana Tour Service Inc.	98,598	3,524
*,1	Synopex Inc.	722,322	3,506
*,1	Studio Dragon Corp.	109,635	3,503
	DoubleUGames Co. Ltd.	93,993	3,484
[1]	Hyosung TNC Corp.	22,760	3,473
	ENF Technology Co. Ltd.	86,267	3,415
[1]	TES Co. Ltd.	108,066	3,331
	Soop Co. Ltd.	62,075	3,324
[1]	Hankook & Co. Co. Ltd.	199,261	3,265
[1]	HDC Holdings Co. Ltd.	262,781	3,262
*	Asiana Airlines Inc.	479,466	3,168
	RFHIC Corp.	149,129	3,159
[1]	Doosan Tesna Inc.	108,999	3,101
*,1	Hanon Systems	1,421,234	3,090
	Grand Korea Leisure Co. Ltd.	272,816	3,074
*,1	Hyundai Bioscience Co. Ltd.	788,505	2,997
[1]	Lake Materials Co. Ltd.	341,939	2,986
[1]	Dongwon Industries Co. Ltd.	91,118	2,956
[1]	SL Corp.	121,620	2,939
*,1	Binex Co. Ltd.	247,970	2,889
	SK Discovery Co. Ltd.	74,488	2,860
	HS Hyosung Advanced Materials Corp.	22,210	2,853
[1]	Hancom Inc.	155,167	2,837
	DongKook Pharmaceutical Co. Ltd.	210,088	2,829
	NICE Information Service Co. Ltd.	283,928	2,822
*,1	Shin Poong Pharmaceutical Co. Ltd.	295,241	2,807
	Daesang Corp.	172,478	2,704
	SNT Motiv Co. Ltd.	110,200	2,700
[1]	Daewoong Co. Ltd.	171,910	2,696
	Advanced Nano Products Co. Ltd.	82,218	2,661
	Orion Holdings Corp.	182,554	2,644
[1]	Lotte Chilsung Beverage Co. Ltd.	31,867	2,619
[1]	BH Co. Ltd.	211,293	2,598
	Dong-A Socio Holdings Co. Ltd.	31,103	2,574
	Korea Petrochemical Ind Co. Ltd.	31,056	2,535
*,1	GS P&L Co. Ltd.	71,633	2,524
*,1	CJ CGV Co. Ltd.	712,985	2,492
[1]	NHN Corp.	128,990	2,485
	SK Networks Co. Ltd.	782,001	2,476
*,1	Cosmochemical Co. Ltd.	232,547	2,450
[1]	Binggrae Co. Ltd.	45,318	2,425
[1]	NHN KCP Corp.	181,462	2,423
	Intellian Technologies Inc.	71,537	2,405
[1]	Lotte Rental Co. Ltd.	114,257	2,404
	Innocean Worldwide Inc.	185,190	2,403
	DL Holdings Co. Ltd.	94,958	2,382
[1]	i-SENS Inc.	168,185	2,331
[1]	TK Corp.	126,215	2,326

		Shares	Market Value ($000)
[1]	NEXTIN Inc.	65,886	2,325
[1]	Humedix Co. Ltd.	60,670	2,324
	Green Cross Holdings Corp.	206,533	2,316
	Sebang Global Battery Co. Ltd.	50,845	2,313
	Mcnex Co. Ltd.	110,295	2,311
[1]	Korea Electric Terminal Co. Ltd.	52,670	2,298
	Cheryong Electric Co. Ltd.	96,738	2,273
*	KMW Co. Ltd.	267,910	2,245
*	Eubiologics Co. Ltd.	241,380	2,241
*,1	Foosung Co. Ltd.	538,995	2,233
[1]	Hanssem Co. Ltd.	68,969	2,227
[1]	SD Biosensor Inc.	312,636	2,222
*,1	UniTest Inc.	144,841	2,216
*,1	Daea TI Co. Ltd.	684,511	2,196
	Solid Inc.	491,756	2,192
[1]	KC Tech Co. Ltd.	79,055	2,190
	HAESUNG DS Co. Ltd.	99,498	2,189
*,1	Creative & Innovative System	468,703	2,170
	Ahnlab Inc.	49,686	2,138
	Samyang Holdings Corp.	31,797	2,110
	Youlchon Chemical Co. Ltd.	99,892	2,095
*,1	SFA Semicon Co. Ltd.	712,331	2,082
[1]	Seah Besteel Holdings Corp.	114,999	2,062
*	Hanwha General Insurance Co. Ltd.	512,421	2,050
[1]	Harim Holdings Co. Ltd.	390,083	2,042
[1]	Dentium Co. Ltd.	50,645	2,030
[1]	Hanil Cement Co. Ltd.	148,258	2,024
*	HLB Life Science Co. Ltd.	867,426	2,022
	TKG Huchems Co. Ltd.	159,707	2,015
[1]	Yuanta Securities Korea Co. Ltd.	765,592	2,009
*	Nexon Games Co. Ltd.	198,535	1,983
*	Neowiz	107,478	1,956
	InBody Co. Ltd.	92,713	1,929
	LX Holdings Corp.	347,614	1,916
[1]	Com2uSCorp	72,194	1,882
	Hyundai GF Holdings	324,254	1,859
*,1	LS Materials Ltd.	270,638	1,854
[1]	Innox Advanced Materials Co. Ltd.	110,073	1,853
[1]	SFA Engineering Corp.	109,171	1,850
*	Tongyang Life Insurance Co. Ltd.	316,093	1,817
	Ecopro HN Co. Ltd.	113,018	1,814
[1]	Seobu T&D	257,981	1,808
*,1	BNC Korea Co. Ltd.	501,052	1,794
*,1	Bioneer Corp.	179,812	1,789
*	Korea Line Corp.	1,445,952	1,777
[1]	TCC Steel	156,373	1,769
	MegaStudyEdu Co. Ltd.	54,395	1,762
*,1	Shinsung E&G Co. Ltd.	1,437,438	1,762
	Hyundai Home Shopping Network Corp.	45,007	1,756
[1]	Posco M-Tech Co. Ltd.	186,848	1,753
	JW Pharmaceutical Corp.	114,506	1,735
[1]	IS Dongseo Co. Ltd.	132,092	1,716
*,1	Seoul Semiconductor Co. Ltd.	383,666	1,712
	Dongkuk Steel Mill Co. Ltd.	261,947	1,709
	SK Securities Co. Ltd.	3,375,527	1,668
*,1	Komipharm International Co. Ltd.	368,986	1,654
[1]	Lotte Wellfood Co. Ltd.	20,027	1,644
[1]	OCI Co. Ltd.	42,711	1,639
*	GC Cell Corp.	120,659	1,636
[1]	Solus Advanced Materials Co. Ltd.	299,227	1,635
	Unid Co. Ltd.	32,357	1,618
	Samwha Capacitor Co. Ltd.	69,574	1,597
	Boryung	256,252	1,591
	Hankook Shell Oil Co. Ltd.	5,336	1,574
	Huons Global Co. Ltd.	47,887	1,568
	Sungwoo Hitech Co. Ltd.	401,454	1,566
[1]	DI Dong Il Corp.	107,517	1,564
	Myoung Shin Industrial Co. Ltd.	256,030	1,546
	HL Holdings Corp.	54,666	1,543
	Hyundai Green Food	142,093	1,536

		Shares	Market Value ($000)
[1]	Partron Co. Ltd.	329,590	1,516
[1]	KCC Glass Corp.	76,539	1,512
[1]	Advanced Process Systems Corp.	108,077	1,506
	Samchully Co. Ltd.	16,920	1,502
[1]	PI Advanced Materials Co. Ltd.	124,597	1,467
[1,2]	Ilyang Pharmaceutical Co. Ltd.	157,559	1,465
[1]	Taekwang Industrial Co. Ltd.	2,351	1,425
*,1	CMG Pharmaceutical Co. Ltd.	1,087,040	1,424
	Young Poong Corp.	42,530	1,413
	E1 Corp.	26,586	1,410
[1]	Soulbrain Holdings Co. Ltd.	46,034	1,397
*	HLB Therapeutics Co. Ltd.	642,168	1,374
*	Jeju Air Co. Ltd.	301,304	1,374
*	Bukwang Pharmaceutical Co. Ltd.	537,979	1,358
	Samyang Corp.	36,285	1,345
	Dong-A ST Co. Ltd.	40,546	1,318
	LF Corp.	105,513	1,316
[1]	Eugene Investment & Securities Co. Ltd.	501,710	1,314
*,1	Sungeel Hitech Co. Ltd.	50,113	1,271
	NICE Holdings Co. Ltd.	126,490	1,240
	Nexen Tire Corp.	297,132	1,239
	GOLFZON Co. Ltd.	28,566	1,231
*,1	Amicogen Inc.	446,070	1,224
	Kwang Dong Pharmaceutical Co. Ltd.	292,925	1,220
	INTOPS Co. Ltd.	109,475	1,213
*,1	Genexine Inc.	307,837	1,212
	Handsome Co. Ltd.	110,768	1,198
[1]	Zinus Inc.	105,997	1,193
	KISWIRE Ltd.	97,786	1,192
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	178,213	1,175
	Modetour Network Inc.	132,995	1,156
*,1	GeneOne Life Science Inc.	715,058	1,137
*,1	Joongang Advanced Materials Co. Ltd.	677,052	1,137
*,1	Chunbo Co. Ltd.	37,920	1,123
*,1	DIO Corp.	89,992	1,120
[1]	KH Vatec Co. Ltd.	127,475	1,109
	Korea United Pharm Inc.	81,118	1,088
	LX Hausys Ltd.	51,189	1,031
	iMarketKorea Inc.	174,811	1,022
	Songwon Industrial Co. Ltd.	144,625	1,017
[1]	Huons Co. Ltd.	47,563	1,010
[1]	Webzen Inc.	108,326	1,008
*,1	Dawonsys Co. Ltd.	283,673	1,002
*,2	Kum Yang Co. Ltd.	141,250	997
	Hanjin Logistics Corp.	67,626	977
	HYUNDAI Corp.	63,252	955
	Namyang Dairy Products Co. Ltd.	23,498	917
	HS Industries Co. Ltd.	319,410	894
*,1	Humasis Co. Ltd.	945,724	892
*,1	Yungjin Pharmaceutical Co. Ltd.	640,730	891
	Hansae Co. Ltd.	117,497	891
	Hansol Paper Co. Ltd.	143,490	869
*,1	W Scope Chungju Plant Co. Ltd.	179,983	849
[1]	Vieworks Co. Ltd.	52,535	741
*,2	NKMax Co. Ltd.	512,594	738
*,2	Hyosung Chemical Corp.	15,220	422
*	HLB Global Co. Ltd.	132,026	192
*	CrystalGenomics Invites Co. Ltd.	160,899	188
	Korea Asset In Trust Co. Ltd.	74,320	123
	iNtRON Biotechnology Inc.	8,110	22
			11,310,130
Spain (2.8%)
	Banco Santander SA	137,356,286	1,441,461
	Iberdrola SA (XMAD)	61,790,013	1,169,644
	Banco Bilbao Vizcaya Argentaria SA	52,486,086	1,011,388
	Industria de Diseno Textil SA	10,245,493	567,025
	CaixaBank SA	33,261,561	351,306
	Amadeus IT Group SA	4,040,200	321,154
	Ferrovial SE	4,379,606	251,566

		Shares	Market Value ($000)
	Telefonica SA	37,883,981	194,959
	Repsol SA	10,633,975	189,096
	Banco de Sabadell SA	48,209,823	188,173
*,3	Cellnex Telecom SA	5,231,675	181,212
[3]	Aena SME SA	6,414,858	175,378
	ACS Actividades de Construccion y Servicios SA	1,647,528	132,063
	Endesa SA	2,937,556	93,868
	Bankinter SA	5,747,366	90,856
	Redeia Corp. SA	3,781,063	73,004
	Merlin Properties Socimi SA	3,466,511	52,496
	Acciona SA	220,517	44,310
	Mapfre SA	8,519,923	40,444
	Grifols SA	2,656,361	38,674
[1]	Indra Sistemas SA	817,556	36,607
	Enagas SA	2,037,895	31,840
	Acerinox SA	2,193,150	28,805
[3]	Unicaja Banco SA	10,403,057	28,626
	Viscofan SA	403,580	27,538
	Naturgy Energy Group SA	882,182	27,418
	Fluidra SA	928,078	25,246
[1]	Puig Brands SA Class B	1,360,596	21,945
	Inmobiliaria Colonial Socimi SA	3,242,450	21,215
	Vidrala SA (XMAD)	195,051	20,658
	Sacyr SA (XMAD)	4,822,343	20,243
	Logista Integral SA	542,684	18,433
	CIE Automotive SA	533,816	16,722
*	Tecnicas Reunidas SA	397,361	12,415
	Laboratorios Farmaceuticos Rovi SA	176,022	12,074
*	Pharma Mar SA	112,709	12,062
	Construcciones y Auxiliar de Ferrocarriles SA	159,441	9,884
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	6,511,415	9,865
[1]	Corp. ACCIONA Energias Renovables SA	371,327	9,636
	Elecnor SA	336,292	9,587
[3]	Neinor Homes SA	460,490	9,398
	Almirall SA	691,663	9,371
*	Solaria Energia y Medio Ambiente SA	704,214	9,032
	Ebro Foods SA	409,009	8,811
	Melia Hotels International SA	917,717	8,004
*	Grenergy Renovables SA	75,183	5,706
	Atresmedia Corp. de Medios de Comunicacion SA	780,747	5,142
[3]	Gestamp Automocion SA	1,276,026	4,962
*	HBX Group International plc	575,774	4,873
[3]	Global Dominion Access SA	901,683	3,472
[1]	Ence Energia y Celulosa SA	980,552	3,259
	Prosegur Cia de Seguridad SA	912,840	3,133
*	Distribuidora Internacional de Alimentacion SA	79,303	2,274
[3]	Prosegur Cash SA	2,298,833	2,056
			7,088,389
Sweden (2.8%)
	Investor AB Class B	15,681,166	490,888
	Volvo AB Class B	14,132,267	406,410
	Atlas Copco AB Class A	23,058,121	391,019
	Assa Abloy AB Class B	9,015,137	313,798
	Skandinaviska Enskilda Banken AB Class A	13,959,186	273,705
	Sandvik AB	9,533,387	266,319
	Hexagon AB Class B	19,041,409	227,224
	Swedbank AB Class A	7,481,291	225,828
	Atlas Copco AB Class B	14,363,760	216,138
	Telefonaktiebolaget LM Ericsson Class B	25,254,984	209,263
	Saab AB Class B	3,323,712	204,216
	EQT AB	5,300,966	183,845
	Svenska Handelsbanken AB Class A	12,875,187	167,991
	Investor AB Class A (XSTO)	5,064,506	158,395
	Essity AB Class B	5,433,325	142,022
	Epiroc AB Class A	6,047,043	128,016
	Alfa Laval AB	2,517,507	114,963
*	Boliden AB	2,588,757	105,669
[3]	Evolution AB	1,274,953	104,959
	Tele2 AB Class B	5,045,019	86,061

		Shares	Market Value ($000)
[1]	H & M Hennes & Mauritz AB Class B	4,485,249	83,846
	Telia Co. AB	21,067,256	80,371
	Skanska AB Class B	3,050,888	79,189
	SKF AB Class B	3,085,072	76,729
	Svenska Cellulosa AB SCA Class B	5,427,970	71,847
	Trelleborg AB Class B	1,853,549	69,301
	Lifco AB Class B	2,027,706	68,658
	AddTech AB Class B	2,093,161	68,091
	Securitas AB Class B	4,368,452	65,846
	Epiroc AB Class B	3,229,539	61,098
	Volvo AB Class A	2,117,513	60,902
	Beijer Ref AB	3,845,717	60,115
	Indutrade AB	2,473,643	56,912
	Nordnet AB publ	1,835,494	53,353
	Nibe Industrier AB Class B	13,449,658	53,159
*	Swedish Orphan Biovitrum AB	1,711,565	52,320
	Industrivarden AB Class A	1,309,742	52,033
*	Fastighets AB Balder Class B	6,403,542	45,885
	Industrivarden AB Class C	1,151,091	45,691
	Avanza Bank Holding AB	1,204,522	44,728
	Getinge AB Class B	2,010,300	43,328
	AAK AB	1,662,338	43,259
	Sectra AB Class B	1,196,729	39,763
	Sagax AB Class B	1,901,867	39,733
	Lagercrantz Group AB Class B	1,737,365	37,469
	Castellum AB	3,168,924	35,848
	L E Lundbergforetagen AB Class B	666,531	34,633
	Mycronic AB	1,392,288	31,918
	Sweco AB Class B	1,869,776	31,232
	Holmen AB Class B	820,532	31,175
	Axfood AB	982,738	30,521
	SSAB AB Class B	5,091,088	29,690
	Investment AB Latour Class B	1,237,259	29,378
	Loomis AB	637,133	27,229
[3]	Thule Group AB	992,077	24,411
	Wihlborgs Fastigheter AB	2,476,865	24,251
*	Camurus AB	331,469	24,208
	Hexpol AB	2,379,642	21,399
*	Kinnevik AB Class B	2,244,317	19,987
	AddLife AB Class B	1,026,525	19,432
*,3	Sinch AB	5,884,666	19,039
	Pandox AB	981,016	18,832
	Hemnet Group AB	737,780	18,606
[3]	Bravida Holding AB	1,884,379	18,394
	Billerud Aktiebolag	2,019,253	18,176
*	Asmodee Group AB Class B	1,404,985	18,026
	Catena AB	386,296	17,593
	NCC AB Class B	745,215	17,135
	Husqvarna AB Class B	3,054,098	16,324
	Elekta AB Class B	3,189,732	16,156
	Betsson AB Class B	957,619	15,850
	AFRY AB	908,486	15,664
*	Asker Healthcare Group AB	1,702,981	15,505
[3]	Dometic Group AB	2,948,837	15,451
*,3	BoneSupport Holding AB	493,422	15,314
	Wallenstam AB Class B	3,289,181	15,284
	Fabege AB	1,749,650	14,796
[1]	Svenska Handelsbanken AB Class B	660,894	14,774
*	Embracer Group AB	1,329,889	14,757
[3]	Munters Group AB	1,212,868	14,518
	Bure Equity AB	490,719	14,493
	SSAB AB Class A	2,405,995	14,456
	Lindab International AB	675,057	14,254
	Alleima AB	1,800,664	13,681
	Storskogen Group AB Class B	13,124,316	13,405
	Addnode Group AB	1,182,937	13,243
*	HMS Networks AB	299,325	13,208
[3]	Scandic Hotels Group AB	1,387,149	13,121
	Clas Ohlson AB Class B	333,317	13,103
	Cibus Nordic Real Estate AB publ	714,764	12,876

		Shares	Market Value ($000)
	Nyfosa AB	1,458,649	12,740
	Hufvudstaden AB Class A	941,503	12,694
	Electrolux Professional AB Class B	1,943,318	12,528
	Peab AB Class B	1,509,682	12,295
	Medicover AB Class B	441,364	12,184
*,1	Volvo Car AB Class B	5,903,517	12,155
	Granges AB	940,114	11,684
	Bufab AB	1,228,160	11,555
*	Electrolux AB Class B	2,019,358	11,053
	INVISIO AB	323,593	10,862
	Vitec Software Group AB Class B	306,659	10,823
	Nolato AB Class B	1,710,649	10,729
*,1,3	BioArctic AB	334,790	10,676
*	Modern Times Group MTG AB Class B	856,582	10,039
	Truecaller AB Class B	2,220,219	9,809
	Vitrolife AB	697,314	9,639
	AQ Group AB	493,174	9,444
	MIPS AB	241,660	8,787
*	NCAB Group AB	1,593,267	8,372
	JM AB	558,724	8,358
[3]	Attendo AB	1,087,617	8,179
	NP3 Fastigheter AB	289,159	7,737
	Bilia AB Class A	626,735	7,662
	Systemair AB	899,087	7,486
	Atrium Ljungberg AB Class B	2,080,345	7,016
	Ratos AB Class B	1,762,659	6,918
	Arjo AB Class B	1,819,260	6,392
	Dios Fastigheter AB	902,547	6,266
	SkiStar AB	372,823	6,244
*	Sdiptech AB Class B	321,989	5,958
	Cloetta AB Class B	1,619,631	5,844
*,3	Boozt AB	541,041	5,575
*,1	Vimian Group AB	1,806,357	5,503
	Instalco AB	2,013,806	5,458
*,1	Samhallsbyggnadsbolaget i Norden AB	9,754,627	5,334
	Troax Group AB	348,128	5,085
*	Roko AB	23,522	5,042
	Sagax AB Class D	1,321,502	4,739
	Intea Fastigheter AB	583,600	4,317
	Platzer Fastigheter Holding AB Class B	569,249	4,176
*,1	Better Collective A/S	323,042	4,128
*,1	Xvivo Perfusion AB	222,946	4,118
	Skandinaviska Enskilda Banken AB Class C	200,011	3,914
	Fagerhult Group AB	812,897	3,543
*,1	Hexatronic Group AB	1,702,182	3,483
*	Norion Bank AB	472,940	3,399
	Corem Property Group AB Class B	7,427,540	3,253
	MEKO AB	361,514	3,117
	Volati AB	231,391	2,648
	Investment AB Oresund	208,044	2,603
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	1,550,942	1,481
[1]	NCC AB Class A	30,214	707
			7,125,452
Switzerland (7.2%)
	Novartis AG (Registered)	17,299,469	2,224,337
	Roche Holding AG	6,486,871	2,160,021
	Nestle SA (Registered)	23,429,385	2,151,643
	UBS Group AG (Registered)	29,540,891	1,214,531
	ABB Ltd. (Registered)	14,561,565	1,053,723
	Zurich Insurance Group AG	1,317,231	941,534
	Cie Financiere Richemont SA Class A (Registered)	4,899,250	940,491
	Swiss Re AG	2,723,378	505,805
	Lonza Group AG (Registered)	654,732	437,779
	Holcim AG	4,512,043	384,988
	Alcon AG	4,579,578	344,452
	Sika AG (Registered)	1,484,586	333,377
	Givaudan SA (Registered)	70,896	289,188
	Swiss Life Holding AG (Registered)	263,352	284,318
	Partners Group Holding AG	199,038	260,423

		Shares	Market Value ($000)
	Galderma Group AG	1,408,966	249,106
	Sandoz Group AG	3,824,400	228,097
*	Amrize Ltd.	4,614,729	225,641
	Geberit AG (Registered)	292,419	220,835
	Swisscom AG (Registered)	234,906	170,741
	SGS SA (Registered)	1,534,387	159,453
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,003	150,922
	Logitech International SA (Registered)	1,365,017	150,150
	Schindler Holding AG (XSWX)	373,566	142,058
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	9,164	140,105
	Julius Baer Group Ltd.	1,892,675	131,792
	Sonova Holding AG (Registered)	455,265	124,882
	Straumann Holding AG (Registered)	1,000,674	107,278
	Baloise Holding AG (Registered)	420,484	104,068
	Roche Holding AG (Bearer)	290,005	100,339
	Swiss Prime Site AG (Registered)	715,762	100,270
[3]	VAT Group AG	249,616	99,639
	Belimo Holding AG (Registered)	91,007	95,713
	Kuehne & Nagel International AG (Registered)	427,339	79,971
	Helvetia Holding AG (Registered)	320,809	78,836
	Accelleron Industries AG	870,007	73,676
	PSP Swiss Property AG (Registered)	422,857	72,753
	Swissquote Group Holding SA (Registered)	99,157	69,749
	Schindler Holding AG (Registered)	189,018	68,396
	Georg Fischer AG (Registered)	721,001	56,661
	Flughafen Zurich AG (Registered)	175,091	53,611
[3]	Galenica AG	459,073	49,974
[1]	Swatch Group AG (Bearer)	254,952	48,185
[1]	Barry Callebaut AG (Registered)	32,710	45,049
	EMS-Chemie Holding AG (Registered)	62,805	44,621
	Avolta AG	815,720	44,541
	Adecco Group AG (Registered)	1,488,006	41,921
	Temenos AG (Registered)	515,936	41,904
	BKW AG	181,580	38,945
	Siegfried Holding AG (Registered)	360,377	36,203
	Allreal Holding AG (Registered)	135,812	31,845
	SIG Group AG	3,021,063	31,331
	Cembra Money Bank AG	269,831	31,055
[1]	Banque Cantonale Vaudoise (Registered)	261,912	31,036
	Bucher Industries AG (Registered)	60,744	28,967
	VZ Holding AG	134,907	28,297
	EFG International AG	1,349,829	27,564
	Mobimo Holding AG (Registered)	66,783	27,465
	Sulzer AG (Registered)	157,845	26,907
	dormakaba Holding AG	28,119	25,907
	Valiant Holding AG (Registered)	146,201	23,714
	Huber & Suhner AG (Registered)	133,949	23,024
	Sunrise Communications AG Class A	384,706	22,691
	DKSH Holding AG	331,546	22,562
	Burckhardt Compression Holding AG	28,499	22,205
	Kardex Holding AG (Registered)	55,261	21,592
	Tecan Group AG (Registered)	118,331	21,433
	SFS Group AG	153,264	20,696
	Interroll Holding AG (Registered)	6,211	19,465
	Landis & Gyr Group AG	238,510	19,366
	Swatch Group AG (Registered)	490,514	18,839
	Inficon Holding AG (Registered)	156,388	18,554
	Vontobel Holding AG (Registered)	245,665	18,535
	Clariant AG (Registered)	1,926,542	17,923
*	Aryzta AG	215,066	17,653
	Emmi AG (Registered)	19,542	16,901
	Comet Holding AG (Registered)	68,112	16,676
	Luzerner Kantonalbank AG	162,486	16,362
	St. Galler Kantonalbank AG (Registered)	25,402	16,219
	Softwareone Holding AG (XSWX)	1,547,076	15,970
	ALSO Holding AG (Registered)	52,132	15,829
	Bachem Holding AG	210,257	15,650
	Ypsomed Holding AG (Registered)	35,743	14,180
*	ams-OSRAM AG	920,682	13,034
	Stadler Rail AG	505,401	12,392

		Shares	Market Value ($000)
	Daetwyler Holding AG	69,352	12,198
	Burkhalter Holding AG	67,430	11,492
	Implenia AG (Registered)	134,845	11,368
*	u-blox Holding AG	65,897	11,197
	Bossard Holding AG (Registered) Class A	51,794	10,998
*	Dottikon Es Holding AG (Registered)	27,277	10,381
[3]	Medacta Group SA	55,156	10,210
	Intershop Holding AG	48,353	9,534
*,3	Montana Aerospace AG	244,792	8,573
	Forbo Holding AG (Registered)	8,778	8,043
	SKAN Group AG	113,321	7,633
	Zehnder Group AG	80,987	7,044
*	Basilea Pharmaceutica Ag Allschwil (Registered)	112,748	6,742
*,3	Sensirion Holding AG	83,794	6,349
	COSMO Pharmaceuticals NV	77,405	6,325
	OC Oerlikon Corp. AG Pfaffikon (Registered)	1,657,834	5,664
	Bell Food Group AG (Registered)	17,060	5,191
	Bystronic AG	13,450	5,169
	TX Group AG	18,599	4,712
*,1,3	Medartis Holding AG	40,991	4,514
	Autoneum Holding AG	22,713	4,495
	Cie Financiere Tradition SA	12,741	4,494
*,3	PolyPeptide Group AG	121,131	3,636
	Vetropack Holding AG (Registered)	116,909	3,477
	VP Bank AG Class A	31,499	3,272
	Arbonia AG	487,207	3,215
	Schweiter Technologies AG	8,687	3,167
*,1	Komax Holding AG (Registered)	35,127	3,080
	APG SGA SA	10,552	2,738
*	LEM Holding SA (Registered)	4,162	2,514
[3]	Medmix AG	206,974	2,345
*,1	PIERER Mobility AG	79,518	1,343
			18,125,647
United Kingdom (12.2%)
	HSBC Holdings plc	161,054,573	2,272,982
	AstraZeneca plc	13,883,730	2,127,001
	Shell plc (XLON)	54,462,174	1,941,086
	Unilever plc (XLON)	22,356,895	1,321,485
	Rolls-Royce Holdings plc	78,534,481	1,262,382
	British American Tobacco plc	18,552,271	986,745
	BP plc	147,643,122	847,715
	RELX plc	17,017,255	813,064
	GSK plc	37,476,468	804,693
	BAE Systems plc	27,847,456	775,173
	Barclays plc	130,630,652	672,136
	National Grid plc	45,888,053	659,350
	Rio Tinto plc	9,579,467	631,310
	Lloyds Banking Group plc	557,227,057	630,549
	London Stock Exchange Group plc	4,679,174	536,622
	Compass Group plc	15,701,630	535,202
	NatWest Group plc	74,816,871	528,458
	Diageo plc	20,620,370	493,397
	Reckitt Benckiser Group plc	6,311,759	486,018
	3i Group plc	8,726,348	481,022
*	Glencore plc	99,272,540	457,212
	Experian plc	8,485,098	426,182
	Haleon plc	83,541,383	375,951
	Anglo American plc	9,858,940	371,754
	Tesco plc	59,198,322	354,816
	Prudential plc (XLON)	23,833,353	333,660
	Standard Chartered plc	17,183,655	333,493
	Imperial Brands plc	7,056,730	299,780
	Ashtead Group plc	3,927,653	263,394
	Aviva plc	28,113,053	260,068
	SSE plc	10,259,724	240,649
	Vodafone Group plc	175,242,645	203,790
	Coca-Cola Europacific Partners plc	1,987,894	180,417
	Next plc	1,063,800	177,339
	Legal & General Group plc	51,981,904	166,961

		Shares	Market Value ($000)
	InterContinental Hotels Group plc	1,355,362	163,877
	Halma plc	3,467,604	161,419
	Informa plc	12,118,740	150,106
	Smith & Nephew plc	8,123,018	147,330
	BT Group plc	52,105,807	134,052
	Sage Group plc	8,844,185	131,199
	Rentokil Initial plc	23,231,755	117,686
	Antofagasta plc	3,154,093	117,300
	Segro plc	12,467,712	110,165
	International Consolidated Airlines Group SA	20,456,475	106,544
	Admiral Group plc	2,321,703	104,786
	Centrica plc	44,732,711	100,451
	Smiths Group plc	3,083,748	97,771
	United Utilities Group plc	6,311,469	97,504
	Melrose Industries plc (XLON)	11,697,569	96,305
*	Wise plc Class A	6,891,196	96,065
	Bunzl plc	3,010,827	95,164
	Marks & Spencer Group plc	18,888,419	92,669
	Intertek Group plc	1,447,982	92,170
	Weir Group plc	2,397,153	88,425
	Diploma plc	1,235,052	88,400
	Coca-Cola HBC AG	1,851,783	87,365
[3]	Auto Trader Group plc	8,070,784	85,738
	Pearson plc	6,019,936	85,610
	Severn Trent plc	2,447,382	85,332
	St. James's Place plc	4,795,603	82,079
	ICG plc	2,517,662	75,589
	Associated British Foods plc	2,715,671	75,038
	M&G plc	21,812,304	74,387
	Endeavour Mining plc	1,745,004	72,971
	J Sainsbury plc	15,788,776	70,990
	Whitbread plc	1,609,463	69,828
	IMI plc	2,254,712	69,641
	Rightmove plc	7,175,326	68,523
	Beazley plc	5,586,186	68,319
	Kingfisher plc	16,056,591	66,888
	Barratt Redrow plc	12,592,735	66,252
	Entain plc	5,526,227	65,312
	Spirax Group plc	676,458	62,291
	Phoenix Group Holdings plc	6,868,358	59,597
	Games Workshop Group plc	303,504	59,483
[1]	DCC plc	904,754	58,241
	Howden Joinery Group plc	5,060,451	57,572
	Hiscox Ltd.	3,110,786	57,418
	Mondi plc	4,036,297	55,830
*,1	Metlen Energy & Metals plc	993,075	55,206
	Fresnillo plc	1,707,190	54,457
	Land Securities Group plc	6,880,019	53,962
*	Burberry Group plc	3,312,329	52,326
	LondonMetric Property plc	20,489,290	50,199
	Spectris plc	902,984	49,929
	WPP plc	9,913,385	49,415
[3]	Convatec Group plc	15,224,503	47,535
	Croda International plc	1,282,853	46,761
	Taylor Wimpey plc	32,759,088	45,510
	Persimmon plc	2,903,315	45,357
	IG Group Holdings plc	3,098,536	44,941
	Berkeley Group Holdings plc	857,574	44,324
	Aberdeen Group Plc	16,638,090	44,289
	Tritax Big Box REIT plc	22,628,269	44,107
	British Land Co. plc	8,970,808	42,180
	Babcock International Group plc	2,340,170	42,101
	Johnson Matthey plc	1,547,102	41,915
	Investec plc	5,396,243	40,414
	Balfour Beatty plc	4,571,636	39,919
	UNITE Group plc	3,826,758	37,062
	Rotork plc	7,719,475	35,292
	Bellway plc	1,052,079	34,854
	Schroders plc	6,822,675	34,622
	RS Group plc	4,350,651	33,349

		Shares	Market Value ($000)
	ITV plc	30,762,554	33,195
	B&M European Value Retail SA	9,267,338	32,692
	Hikma Pharmaceuticals plc	1,422,919	32,665
	Cranswick plc	481,647	32,560
	QinetiQ Group plc	4,343,898	32,285
*	Carnival plc	1,209,449	32,148
	Lion Finance Group plc	297,430	30,675
	Inchcape plc	3,276,201	30,525
	Drax Group plc	3,214,881	30,320
	Serco Group plc	9,131,496	29,092
	JD Sports Fashion plc	22,578,569	29,066
[1]	Primary Health Properties plc	23,382,052	28,780
	Plus500 Ltd.	639,963	27,736
[3]	Quilter plc	12,357,689	27,659
[1]	Pennon Group plc	4,332,882	27,333
	Just Group plc	9,442,249	26,935
[3]	JTC plc	1,477,017	26,312
*	Vistry Group plc	3,010,693	26,283
	Shaftesbury Capital plc	13,552,191	25,922
	TP ICAP Group plc	6,955,734	25,844
	Man Group plc	10,725,406	25,767
	Softcat plc	1,207,300	25,681
	TBC Bank Group plc	416,238	25,479
	OSB Group plc	3,331,226	25,478
*,3	Deliveroo plc	9,949,497	24,083
	Morgan Sindall Group plc	394,308	23,622
	Derwent London plc	987,218	23,217
	Big Yellow Group plc	1,708,616	22,387
	easyJet plc	3,421,545	21,393
	International Workplace Group plc	7,081,149	21,348
[3]	Airtel Africa plc	6,361,056	20,889
	Canal & SA (XLON)	6,249,067	20,666
	Tate & Lyle plc	3,353,223	20,289
	Mitie Group plc	10,789,954	20,267
	Hill & Smith plc	732,312	20,253
	Lancashire Holdings Ltd.	2,228,036	20,253
	Paragon Banking Group plc	1,727,697	20,205
	AJ Bell plc	2,746,968	20,171
	Grafton Group plc GDR	1,601,464	19,704
	Chemring Group plc	2,472,462	19,638
	Coats Group plc	17,397,617	19,517
	Computacenter plc	538,112	19,495
	Greggs plc	898,048	19,437
	Genus plc	605,003	19,375
	Dunelm Group plc	1,230,958	18,638
	Alpha Group International plc	321,152	18,170
[3]	Bridgepoint Group plc	4,350,876	17,947
	Sirius Real Estate Ltd.	13,470,199	17,716
	Currys plc	9,393,178	17,678
	Safestore Holdings plc	1,953,856	17,329
	Baltic Classifieds Group plc	4,112,289	17,134
	Grainger plc	6,523,149	17,072
	Hammerson plc	4,337,749	16,993
	SSP Group plc	7,297,795	16,872
	Telecom Plus plc	662,498	16,749
*	Ocado Group plc	5,444,197	16,539
	Premier Foods plc	6,234,364	16,078
	Travis Perkins plc	1,902,027	15,653
	Savills plc	1,212,387	15,589
	Firstgroup plc	5,024,861	15,261
	Volution Group plc	1,782,125	15,181
	Great Portland Estates plc	3,524,777	15,131
	Renishaw plc	312,857	15,085
*	Helios Towers plc	7,370,584	14,803
	Spirent Communications plc	5,408,455	14,474
	Harbour Energy plc	5,136,003	14,391
[1]	Energean plc	1,278,818	14,290
	Hochschild Mining plc	2,916,845	13,992
*,3	Trainline plc	3,723,497	13,934
	Bodycote plc	1,594,085	13,821

		Shares	Market Value ($000)
	Rathbones Group plc	526,553	12,965
	Dowlais Group plc	11,967,405	12,906
	Keller Group plc	634,150	12,905
	Clarkson plc	259,321	12,835
	Oxford Instruments plc	510,020	12,727
	Breedon Group plc	2,550,500	12,350
	Greencore Group plc	4,015,498	12,349
	MONY Group plc	4,504,484	12,044
	Supermarket Income REIT plc	11,139,266	11,770
	Elementis plc	5,281,027	11,563
	Pets at Home Group plc	4,171,737	11,519
	Genuit Group plc	2,310,498	11,453
	Hays plc	14,429,431	10,923
	4imprint Group plc	250,266	10,899
	IntegraFin Holdings plc	2,322,502	10,885
	Bytes Technology Group plc (XLON)	2,020,497	10,824
	WH Smith plc	1,165,844	10,634
*,3	Trustpilot Group plc	3,403,825	10,388
*,3	Watches of Switzerland Group plc	2,095,546	10,367
	Playtech plc	2,077,922	10,325
	Kainos Group plc	763,909	9,703
	Senior plc	3,619,555	9,684
	Ashmore Group plc	3,979,164	9,557
*	Frasers Group plc	946,962	9,514
*	Close Brothers Group plc	1,370,930	9,147
	Domino's Pizza Group plc	3,296,330	8,828
	Vesuvius plc	1,741,367	8,780
	Moonpig Group plc	2,873,239	8,780
	Pagegroup plc	2,844,969	8,755
	Zigup plc	1,954,571	8,584
[3]	Petershill Partners plc	2,023,348	8,372
[1]	Diversified Energy Co. plc	586,713	8,223
*,1	Oxford Nanopore Technologies plc	3,973,365	8,210
	Future plc	922,506	8,188
[3]	Spire Healthcare Group plc	2,407,534	8,103
*,1	Alphawave IP Group plc	3,212,791	8,092
*	Mitchells & Butlers plc	2,347,842	7,810
	Victrex plc	788,659	7,653
	Morgan Advanced Materials plc	2,584,304	7,651
	Jupiter Fund Management plc	3,913,318	7,588
	AG Barr plc	789,675	7,110
*	Molten Ventures plc	1,347,139	7,014
	Dr. Martens plc	5,234,971	6,987
[3]	Ibstock plc	3,533,598	6,625
	Workspace Group plc	1,228,496	6,561
	Ninety One plc	2,360,880	6,457
[1]	C&C Group plc	3,412,009	6,342
	J D Wetherspoon plc	685,352	6,313
	Wickes Group plc	2,034,972	6,139
	Hilton Food Group plc	676,774	6,090
*	IP Group plc	8,421,153	6,073
	NCC Group plc	2,701,860	5,368
	Marshalls plc	2,086,645	5,077
	Picton Property Income Ltd.	4,628,948	4,892
	Crest Nicholson Holdings plc	2,076,945	4,557
[3]	Bakkavor Group plc	1,570,905	4,507
	RHI Magnesita NV	158,871	4,420
	Ithaca Energy plc	1,664,641	4,417
*	AO World plc	2,789,343	3,901
*	Auction Technology Group plc	857,373	3,717
	Rank Group plc	1,762,454	3,293
*,1	Raspberry PI Holdings plc	592,929	3,271
*,1	THG plc	6,418,050	3,251
*,1,3	Aston Martin Lagonda Global Holdings plc	2,795,481	3,111
[3]	CMC Markets plc	928,777	2,998
	PZ Cussons plc	2,267,593	2,476
*,1	ASOS plc	518,651	1,946
*,2	John Wood Group plc	5,969,454	1,480
*,2	Home REIT plc	2,697,055	435
	CLS Holdings plc	1,359	1

		Shares	Market Value ($000)
*,2	Evraz plc	4,134,463	—
*,2	NMC Health plc	510,606	—
*,2,3	Finablr plc	1,120,022	—
			30,493,407
United States (0.0%)
	Sandstorm Gold Ltd.	847,175	10,604
*	Energy Fuels Inc.	684,796	10,515
			21,119
Total Common Stocks (Cost $166,824,703)			247,971,588
Preferred Stocks (0.4%)
	Samsung Electronics Co. Ltd. Preference Shares	7,505,027	356,196
	Volkswagen AG Preference Shares	1,911,266	207,161
	Henkel AG & Co. KGaA Preference Shares	1,507,860	121,664
	Bayerische Motoren Werke AG Preference Shares	521,267	48,555
	Hyundai Motor Co. Preference Shares (XKRX)	305,956	36,330
*	Telecom Italia SpA Preference Shares	55,804,910	32,344
	FUCHS SE Preference Shares	609,500	27,329
	Grifols SA Preference Shares Class B (XMAD)	2,396,353	24,059
	Hyundai Motor Co. Preference Shares	202,272	23,519
	Danieli & C Officine Meccaniche SpA Preference Shares	333,590	12,069
	Sixt SE Preference Shares	147,406	9,970
	LG Chem Ltd. Preference Shares	69,305	6,847
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	963,521	6,547
	KSB SE & Co. KGaA	6,319	6,340
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	25,095	6,115
	Draegerwerk AG & Co. KGaA Preference Shares	78,801	5,865
	Hanwha Corp. Preference Shares	171,603	4,503
	Doosan Co. Ltd.	17,424	4,337
	LG Electronics Inc. Preference Shares	156,472	4,085
	Amorepacific Corp. (XKRX) Preference Shares	90,788	2,666
	Daishin Securities Co. Ltd. Preference Shares	181,836	2,655
	Corem Property Group AB Preference Shares	90,777	2,408
	CJ CheilJedang Corp. Preference Shares	18,855	1,862
	Samsung SDI Co. Ltd. Preference Shares	18,142	1,674
	LG H&H Co. Ltd. Preference Shares	16,744	1,372
Total Preferred Stocks (Cost $884,967)			956,472
Rights (0.0%)
*,1	Orsted A/S Exp. 10/2/2025	20,175,225	20,086
*,2	AHL Strom-Munksjo OYJ	70,191	1,470
*	Keppel DC REIT Exp. 10/13/2025	1,321,297	154
*,1	Sofina SA Exp. 10/8/2025	57,470	128
*,2	Amplitude Energy Ltd. Exp. 10/9/2025	428,076	—
Total Rights (Cost $37,717)			21,838
Warrants (0.0%)
*,1,2	Webuild SpA Exp. 8/2/2030	196,679	199
*,2	Constellation Software Inc. Exp. 3/31/2040	152,472	—
Total Warrants (Cost $—)			199

		Shares	Market Value ($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[4,5]	Vanguard Market Liquidity Fund, 4.180% (Cost $2,320,112)	23,207,371	2,320,737
Total Investments (100.2%) (Cost $170,067,499)			251,270,834
Other Assets and Liabilities—Net (-0.2%)			(516,386)
Net Assets (100%)			250,754,448
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,930,759.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $3,512,883, representing 1.4% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $2,112,608 was received for securities on loan.
GDR—Global Depositary Receipt.
Ptg. Ctf.—Participating Certificates.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	December 2025	10,157	660,755	11,688
FTSE 100 Index	December 2025	2,890	365,647	4,139
S&P ASX 200 Index	December 2025	1,559	228,833	(1,109)
S&P TSX 60 Index	December 2025	1,062	270,563	5,022
Topix Index	December 2025	2,128	451,976	3,001
				22,741

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/17/2025	AUD	133,668	USD	88,274	256	—
UBS AG	12/17/2025	CAD	297,673	USD	216,125	—	(1,443)
Barclays Bank plc	12/17/2025	EUR	221,191	USD	260,486	380	—
Toronto-Dominion Bank	12/17/2025	EUR	221,191	USD	260,444	422	—
JPMorgan Chase Bank, N.A.	12/17/2025	GBP	135,117	USD	183,283	—	(1,548)
Toronto-Dominion Bank	12/17/2025	JPY	50,445,532	USD	346,681	—	(2,798)
UBS AG	12/17/2025	USD	151,964	CHF	119,573	344	—
State Street Bank & Trust Co.	12/17/2025	USD	151,588	CHF	119,573	—	(32)
State Street Bank & Trust Co.	12/17/2025	USD	30,178	DKK	190,400	72	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	9,629	HKD	74,795	2	—
Citibank, N.A.	12/17/2025	USD	221,723	JPY	32,897,976	—	(2,540)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	90,870	JPY	13,479,659	—	(1,020)
Toronto-Dominion Bank	12/17/2025	USD	88,197	JPY	13,083,198	—	(990)
Royal Bank of Canada	12/17/2025	USD	44,001	JPY	6,533,432	—	(537)
BNP Paribas	12/17/2025	USD	23,436	KRW	32,372,112	297	—
State Street Bank & Trust Co.	12/17/2025	USD	15,733	NOK	157,024	—	(5)

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	12/17/2025	USD	74,380	SEK	693,877	313	—
Standard Chartered Bank	12/17/2025	USD	6,471	SGD	8,251	38	—
						2,124	(10,913)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
At September 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $853 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
The fund had no open total return swap contracts at September 30, 2025.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	27,154,927	—	—	27,154,927
Common Stocks—Other	150,605	220,604,613	61,443	220,816,661
Preferred Stocks	—	956,472	—	956,472
Rights	20,214	154	1,470	21,838
Warrants	—	—	199	199
Temporary Cash Investments	2,320,737	—	—	2,320,737
Total	29,646,483	221,561,239	63,112	251,270,834
Derivative Financial Instruments
Assets
Futures Contracts[1]	23,850	—	—	23,850
Forward Currency Contracts	—	2,124	—	2,124
Total	23,850	2,124	—	25,974
Liabilities
Futures Contracts[1]	(1,109)	—	—	(1,109)
Forward Currency Contracts	—	(10,913)	—	(10,913)
Total	(1,109)	(10,913)	—	(12,022)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.